UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

1585 Broadway, New York, New York 10036
(Address of principal executive offices)                (Zip code)

John H. Gernon
1585 Broadway, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: September 30,

Date of reporting period: March 31, 2024

Item 1 - Report to Shareholders

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Liquidity Risk Management Program	28
Important Notices	29
U.S. Customer Privacy Notice	30
Trustees and Officers Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Expense Example

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,091.30	$1,026.35	$(1.41)		$(1.37)		(0.27)%
Corporate Bond Portfolio Class A	1,000.00	1,090.60	1,025.00	0.00	(1)	0.00	(1)	0.00	(2)
Corporate Bond Portfolio Class L	1,000.00	1,087.90	1,022.75	2.35		2.28		0.45
Corporate Bond Portfolio Class C	1,000.00	1,085.90	1,020.90	4.28		4.14		0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period.

**  Annualized.

(1)  Amount is less than $0.005.

(2)  Amount is less than 0.005%.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.2%)
Commercial Mortgage-Backed Securities (2.0%)
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%, 8.47%, 9/9/24 (a)(b)	$1,100	$1,107
J.P. Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.18%, 7.50%, 9/15/39 (a)(b)	1,300	1,308
		2,415
Corporate Bonds (91.0%)
Finance (34.7%)
AIB Group PLC,
5.87%, 3/28/35 (a)	475	476
Air Lease Corp.,
3.13%, 12/1/30	750	659
Ally Financial, Inc.,
2.20%, 11/2/28	375	322
American National Group LLC,
6.14%, 6/13/32 (a)	550	520
Aon North America, Inc.,
5.75%, 3/1/54	300	308
Aviation Capital Group LLC,
6.25%, 4/15/28 (a)	785	802
6.38%, 7/15/30 (a)	210	216
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	171
Banco Santander SA,
4.18%, 3/24/28	600	579
6.92%, 8/8/33	400	419
6.94%, 11/7/33	400	442
Bank Hapoalim BM,
3.26%, 1/21/32	725	652
Bank of America Corp.,
5.47%, 1/23/35	3,475	3,499
Bank of Ireland Group PLC,
2.03%, 9/30/27 (a)	450	412
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35	425	423
6.47%, 10/25/34	725	790
Bank of Nova Scotia,
8.00%, 1/27/84	200	204
Banque Federative du Credit Mutuel SA,
5.79%, 7/13/28 (a)	650	667
Barclays PLC,
5.69%, 3/12/30	575	578
BBVA Bancomer SA,
8.45%, 6/29/38 (a)	200	211
BPCE SA,
6.51%, 1/18/35 (a)	250	254
CaixaBank SA,
6.84%, 9/13/34 (a)	540	578
	Face Amount (000)	Value (000)
Centene Corp.,
2.50%, 3/1/31	$1,000	$823
Charles Schwab Corp.,
6.14%, 8/24/34	500	522
Citigroup, Inc.,
3.06%, 1/25/33	1,175	999
COPT Defense Properties LP,
2.75%, 4/15/31	425	351
Credit Agricole SA,
6.25%, 1/10/35 (a)	575	585
Deutsche Bank AG,
7.15%, 7/13/27	450	463
Discover Financial Services,
3.95%, 11/6/24	775	766
Extra Space Storage LP,
3.90%, 4/1/29	750	707
5.70%, 4/1/28	325	331
First-Citizens Bank & Trust Co.,
2.97%, 9/27/25	775	759
GATX Corp.,
5.40%, 3/15/27	1,075	1,083
Global Atlantic Fin Co.,
3.13%, 6/15/31 (a)	450	373
6.75%, 3/15/54 (a)	275	282
Goldman Sachs Group, Inc.,
2.38%, 7/21/32	1,425	1,169
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)	375	317
High Street Funding Trust I,
4.11%, 2/15/28 (a)	850	802
HSBC Holdings PLC,
5.55%, 3/4/30	200	201
Intact Financial Corp.,
5.46%, 9/22/32 (a)	825	824
Intesa Sanpaolo SpA,
7.00%, 11/21/25 (a)	525	535
7.20%, 11/28/33 (a)	575	620
JPMorgan Chase & Co.,
6.25%, 10/23/34	3,125	3,340
KeyBank NA,
4.15%, 8/8/25	700	681
5.85%, 11/15/27	350	347
Kite Realty Group LP,
5.50%, 3/1/34	675	671
LPL Holdings, Inc.,
6.75%, 11/17/28	325	341
Lseg U.S. Fin Corp.,
5.30%, 3/28/34 (a)	575	579
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	375	309
New York Life Global Funding,
5.00%, 1/9/34 (a)	1,125	1,114

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
PNC Financial Services Group, Inc.,
6.88%, 10/20/34	$700	$767
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.,
3.88%, 3/1/31 (a)	545	475
Shinhan Bank Co. Ltd.,
4.00%, 4/23/29 (a)	875	817
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	310
Stewart Information Services Corp.,
3.60%, 11/15/31	500	409
Swiss RE Subordinated Finance PLC,
5.70%, 4/5/35 (a)	400	400
Synchrony Financial,
4.50%, 7/23/25	600	588
Synovus Financial Corp.,
5.20%, 8/11/25	475	471
Toronto-Dominion Bank,
8.13%, 10/31/82	350	368
TPG Operating Group II LP,
5.88%, 3/5/34	725	736
Truist Financial Corp.,
MTN
7.16%, 10/30/29	550	587
U.S. Bancorp,
5.68%, 1/23/35	500	505
UBS Group AG,
9.02%, 11/15/33 (a)	850	1,032
UnitedHealth Group, Inc.,
5.38%, 4/15/54	225	229
5.50%, 4/15/64	525	535
		41,305
Industrials (47.7%)
AbbVie, Inc.,
4.50%, 5/14/35	300	289
5.50%, 3/15/64	500	515
Adventist Health System,
5.43%, 3/1/32	325	329
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	363	354
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	309
Alimentation Couche-Tard, Inc.,
5.62%, 2/12/54 (a)	150	152
Amazon.com, Inc.,
3.10%, 5/12/51	425	306
Amgen, Inc.,
5.25%, 3/2/33	450	454
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	525	499
	Face Amount (000)	Value (000)
AP Moller - Maersk AS,
5.88%, 9/14/33 (a)	$225	$232
Apple, Inc.,
2.95%, 9/11/49	1,050	745
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	325	286
AT&T, Inc.,
3.55%, 9/15/55	875	612
3.65%, 6/1/51	250	184
4.50%, 5/15/35	725	678
BAE Systems PLC,
5.30%, 3/26/34 (a)	200	201
BAT Capital Corp.,
2.26%, 3/25/28	575	512
3.73%, 9/25/40	250	186
6.00%, 2/20/34	350	355
Boeing Co.,
5.81%, 5/1/50	450	426
BP Capital Markets America, Inc.,
4.99%, 4/10/34	300	300
BP Capital Markets PLC,
4.88%, 3/22/30 (c)	550	526
Bristol-Myers Squibb Co.,
5.55%, 2/22/54	425	437
Broadcom, Inc.,
3.19%, 11/15/36 (a)	425	338
Brunswick Corp.,
5.85%, 3/18/29	300	303
Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	225	223
Campbell Soup Co.,
5.40%, 3/21/34	426	429
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	520
Celanese US Holdings LLC,
6.35%, 11/15/28	575	596
6.70%, 11/15/33	366	391
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.70%, 4/1/51	375	232
3.90%, 6/1/52	200	127
6.38%, 10/23/35	175	173
Cisco Systems, Inc.,
5.05%, 2/26/34	475	482
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (a)	250	256
6.06%, 8/15/26 (a)	50	51
Comcast Corp.,
2.89%, 11/1/51	325	211
3.75%, 4/1/40	575	478
CommonSpirit Health,
6.07%, 11/1/27	575	586

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Concentrix Corp.,
6.65%, 8/2/26	$850	$857
Continental Resources, Inc.,
2.88%, 4/1/32 (a)	1,100	897
CSL Finance PLC,
5.11%, 4/3/34 (a)(d)	400	402
CVS Health Corp.,
1.88%, 2/28/31	550	449
5.05%, 3/25/48	575	523
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	875	856
Diamondback Energy, Inc.,
6.25%, 3/15/33	450	480
Electricite de France SA,
6.25%, 5/23/33 (a)	350	367
Eli Lilly & Co.,
5.10%, 2/9/64	350	349
Enbridge, Inc.,
5.70%, 3/8/33	600	615
Energy Transfer LP,
5.55%, 5/15/34	1,050	1,054
Enterprise Products Operating LLC,
3.20%, 2/15/52	475	333
3.70%, 1/31/51	100	77
5.35%, 1/31/33	675	689
EQT Corp.,
5.70%, 4/1/28	575	581
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	325	310
Fiserv, Inc.,
5.35%, 3/15/31	550	557
Ford Motor Credit Co. LLC,
7.35%, 3/6/30	425	453
GMTN
4.39%, 1/8/26	315	307
Foundry JV Holdco LLC,
5.88%, 1/25/34 (a)	425	426
General Motors Financial Co., Inc.,
5.75%, 2/8/31	375	379
Gilead Sciences, Inc.,
5.65%, 12/1/41	175	180
Glencore Funding LLC,
5.63%, 4/4/34 (a)(d)	400	401
HCA, Inc.,
3.50%, 7/15/51	350	242
6.00%, 4/1/54	275	279
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	300	291
Hyundai Capital America,
3.00%, 2/10/27 (a)	1,350	1,268
Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	825	842
	Face Amount (000)	Value (000)
Intel Corp.,
3.25%, 11/15/49	$300	$212
5.60%, 2/21/54	250	255
IRB Holding Corp.,
7.00%, 6/15/25 (a)	300	300
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27	550	507
JDE Peet's NV,
1.38%, 1/15/27 (a)	875	787
JetBlue Pass-Through Trust,
Series AA
2.75%, 11/15/33	409	353
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	400	354
3.15%, 10/15/31	575	484
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	325	293
Meta Platforms, Inc.,
5.75%, 5/15/63	375	402
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	598	570
Newell Brands, Inc.,
5.70%, 4/1/26	700	688
Newmont Corp.,
2.25%, 10/1/30	600	511
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34 (a)	300	302
Nissan Motor Acceptance Co. LLC,
1.85%, 9/16/26 (a)	650	588
6.95%, 9/15/26 (a)(e)	650	668
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	400	408
Occidental Petroleum Corp.,
7.50%, 5/1/31	600	668
ONEOK, Inc.,
6.05%, 9/1/33	875	913
Oracle Corp.,
3.60%, 4/1/50	1,175	850
Peloton Interactive, Inc.,
0.00%, 2/15/26 (e)	208	176
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.20%, 6/15/30 (a)	525	546
Permian Resources Operating LLC,
5.88%, 7/1/29 (a)	300	295
Perrigo Finance Unlimited Co.,
4.65%, 6/15/30	525	483
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	425	417
Philip Morris International, Inc.,
5.13%, 11/17/27	600	603
5.25%, 2/13/34	475	471

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Raizen Fuels Finance SA,
6.45%, 3/5/34 (a)	$206	$212
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (a)	300	274
Ritchie Bros Holdings, Inc.,
7.75%, 3/15/31 (a)	300	314
Roche Holdings, Inc.,
4.99%, 3/8/34 (a)	575	579
Rogers Communications, Inc.,
5.30%, 2/15/34	850	843
RTX Corp.,
6.40%, 3/15/54	400	453
S&P Global, Inc.,
5.25%, 9/15/33 (a)	625	639
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	575	553
Sigma Alimentos SA de CV,
4.13%, 5/2/26	450	436
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	500	458
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)	850	705
Smurfit Kappa Treasury ULC,
5.44%, 4/3/34 (a)(d)	200	200
Sodexo, Inc.,
2.72%, 4/16/31 (a)	675	573
Syngenta Finance NV,
4.89%, 4/24/25 (a)	300	296
Tapestry, Inc.,
7.00%, 11/27/26	175	180
7.05%, 11/27/25	125	128
T-Mobile USA, Inc.,
2.25%, 11/15/31	400	329
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)	200	171
3.60%, 1/19/28 (a)	500	475
3.98%, 4/11/29 (a)	300	285
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	775	791
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	198
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	509	508
Series 2023-1
5.80%, 7/15/37	600	612
Var Energi ASA,
7.50%, 1/15/28 (a)	600	636
	Face Amount (000)	Value (000)
Verizon Communications, Inc.,
1.75%, 1/20/31	$1,025	$832
2.36%, 3/15/32	625	514
3.40%, 3/22/41	300	235
VICI Properties LP,
5.75%, 4/1/34	575	570
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	725	602
Westinghouse Air Brake Technologies Corp.,
5.61%, 3/11/34	250	253
Williams Cos., Inc.,
5.15%, 3/15/34	500	496
Zimmer Biomet Holdings, Inc.,
5.35%, 12/1/28	675	685
		56,886
Utilities (8.6%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	473
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (f)	300	298
Atmos Energy Corp.,
6.20%, 11/15/53	250	282
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	300	193
Calpine Corp.,
5.13%, 3/15/28 (a)	300	288
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	234
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	425	454
Constellation Energy Generation LLC,
5.75%, 3/15/54	300	301
Dominion Energy, Inc.,
5.38%, 11/15/32	400	403
DTE Electric Co.,
3.95%, 3/1/49	450	365
Duke Energy Florida LLC,
6.20%, 11/15/53	300	331
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	210
Duke Energy Ohio, Inc.,
3.65%, 2/1/29	650	619
Entergy Texas, Inc.,
3.55%, 9/30/49	200	146
FirstEnergy Pennsylvania Electric Co.,
5.15%, 3/30/26 (a)	300	298
5.20%, 4/1/28 (a)	325	326
Georgia Power Co.,
4.95%, 5/17/33	550	543
Series A
3.25%, 3/15/51	325	228

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Interstate Power & Light Co.,
2.30%, 6/1/30	$300	$256
Liberty Utilities Co.,
5.58%, 1/31/29 (a)	800	805
Narragansett Electric Co.,
5.35%, 5/1/34 (a)	650	657
New England Power Co.,
5.94%, 11/25/52 (a)	200	207
NextEra Energy Capital Holdings, Inc.,
5.25%, 3/15/34	925	923
Northern States Power Co.,
2.90%, 3/1/50	350	233
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	276
4.95%, 7/1/50	350	301
PacifiCorp,
4.15%, 2/15/50	225	177
Public Service Co. of Colorado,
5.25%, 4/1/53	100	95
Southern California Edison Co.,
5.88%, 12/1/53	275	284
		10,206
		108,397
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	285
Total Fixed Income Securities (Cost $111,262)		111,097
	Shares
Investment Companies (1.4%)
Calvert Ultra-Short Investment Grade ETF (See Note G)	11,500	579
Eaton Vance Ultra-Short Income ETF (See Note G)	20,930	1,054
Total Investment Companies (Cost $1,639)		1,633
Short-Term Investments (5.6%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $3,992)	3,992,202	3,992
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $862)	862,485	862
	Face Amount (000)	Value (000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill, 5.31%, 8/1/24 (g)(h) (Cost $1,833)	$1,865	$1,832
Total Short-Term Investments (Cost $6,687)		6,686
Total Investments (100.2%) (Cost $119,588) Including $845 of Securities Loaned (i)(j)		119,416
Liabilities in Excess of Other Assets (–0.2%)		(224)
Net Assets (100.0%)		$119,192

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.

(d)  When-issued security.

(e)  All or a portion of this security was on loan at March 31, 2024.

(f)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(g)  Rate shown is the yield to maturity at March 31, 2024.

(h)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(i)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts

(j)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,354,000 and the aggregate gross unrealized depreciation is approximately $2,414,000, resulting in net unrealized depreciation of approximately $60,000.

DAC  Designated Activity Company.

ETF  Exchange Traded Fund.

GMTN  Global Medium Term Note.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	158		$170	4/30/24	$	(—	@)
Bank of America NA		$40	GBP	31	4/30/24		—	@
HSBC Bank PLC	GBP	31		$40	4/30/24		(—	@)
Standard Chartered Bank		$170	EUR	158	4/30/24		(—	@)
						$	(—	@)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond (United States)	113	Jun-24	$11,300	$13,609	$243
U.S. Treasury Ultra Long Bond (United States)	31	Jun-24	3,100	3,999	48
U.S. Treasury 2 yr. Note (United States)	39	Jun-24	7,800	7,975	(7)
U.S. Treasury 5 yr. Note (United States)	45	Jun-24	4,500	4,816	(8)
Short:
U.S. Treasury 10 yr. Note (United States)	5	Jun-24	(500)	(554)	(1)
U.S. Treasury 10 yr. Ultra Note (United States)	174	Jun-24	(17,400)	(19,942)	(163)
					$112

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	48.0%
Finance	34.8
Utilities	8.6
Other**	8.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open futures contracts with a value of approximately $50,895,000 and net unrealized appreciation of approximately $112,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $113,095)	$112,929
Investment in Security of Affiliated Issuer, at Value (Cost $6,493)	6,487
Total Investments in Securities, at Value (Cost $119,588)	119,416
Foreign Currency, at Value (Cost $101)	103
Cash	38
Interest Receivable	1,270
Receivable for Investments Sold	1,007
Receivable for Fund Shares Sold	68
Receivable from Affiliate	19
Dividends Receivable	8
Receivable from Securities Lending Income	—	@
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—	@
Other Assets	51
Total Assets	121,980
Liabilities:
Payable for Investments Purchased	1,551
Collateral on Securities Loaned, at Value	862
Payable for Fund Shares Redeemed	135
Payable for Professional Fees	54
Payable for Advisory Fees	46
Payable for Trustees' Fees and Expenses	37
Payable for Transfer Agency Fees — Class I	24
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	14
Payable for Sub Transfer Agency Fees — Class A	6
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Deferred Capital Gain Country Tax	9
Payable for Administration Fees	8
Payable for Custodian Fees	7
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Variation Margin on Futures Contracts	1
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Other Liabilities	30
Total Liabilities	2,788
Net Assets	$119,192
Net Assets Consist of:
Paid-in-Capital	$145,528
Total Accumulated Loss	(26,336)
Net Assets	$119,192

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2024 (000)
CLASS I:
Net Assets	$102,876
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,703,959
Net Asset Value, Offering and Redemption Price Per Share	$10.60
CLASS A:
Net Assets	$13,854
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,304,759
Net Asset Value, Redemption Price Per Share	$10.62
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.36
Maximum Offering Price Per Share	$10.98
CLASS L:
Net Assets	$898
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	84,681
Net Asset Value, Offering and Redemption Price Per Share	$10.61
CLASS C:
Net Assets	$1,564
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	148,512
Net Asset Value, Offering and Redemption Price Per Share	$10.53
(1) Including: Securities on Loan, at Value:	$845

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,163
Dividends from Security of Affiliated Issuer (Note G)	92
Dividends from Securities of Unaffiliated Issuers	8
Income from Securities Loaned — Net	2
Total Investment Income	3,265
Expenses:
Advisory Fees (Note B)	219
Professional Fees	91
Transfer Agency Fees — Class I (Note E)	66
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Administration Fees (Note C)	47
Sub Transfer Agency Fees — Class I	35
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	16
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	7
Registration Fees	24
Custodian Fees (Note F)	15
Shareholder Reporting Fees	15
Pricing Fees	12
Trustees' Fees and Expenses	3
Other Expenses	10
Total Expenses	572
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(532)
Reimbursement of Class Specific Expenses — Class I (Note B)	(100)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Advisory Fees (Note B)	(56)
Waiver of Shareholder Services Fees — Class A (Note D)	(7)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	(126)
Net Investment Income	3,391
Realized Gain (Loss):
Investments Sold	(2,367)
Foreign Currency Forward Exchange Contracts	9
Foreign Currency Translation	— @
Futures Contracts	(68)
Net Realized Loss	(2,426)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	8,270
Investments in Affiliates	(6)
Foreign Currency Forward Exchange Contracts	(11)
Foreign Currency Translation	2
Futures Contracts	522
Net Change in Unrealized Appreciation (Depreciation)	8,777
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	6,351
Net Increase in Net Assets Resulting from Operations	$9,742

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,391	$5,464
Net Realized Loss	(2,426)	(12,797)
Net Change in Unrealized Appreciation (Depreciation)	8,777	13,234
Net Increase in Net Assets Resulting from Operations	9,742	5,901
Dividends and Distributions to Shareholders:
Class I	(2,615)	(4,645)
Class A	(316)	(532)
Class L	(21)	(35)
Class C	(28)	(43)
Total Dividends and Distributions to Shareholders	(2,980)	(5,255)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	16,873	36,169
Distributions Reinvested	2,510	4,457
Redeemed	(24,927)	(53,450)
Class A:
Subscribed	1,721	3,457
Distributions Reinvested	316	532
Redeemed	(1,797)	(5,350)
Class L:
Exchanged	—	12
Distributions Reinvested	21	35
Redeemed	(176)	(108)
Class C:
Subscribed	498	373
Distributions Reinvested	27	43
Redeemed	(209)	(745)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,143)	(14,575)
Total Increase (Decrease) in Net Assets	1,619	(13,929)
Net Assets:
Beginning of Period	117,573	131,502
End of Period	$119,192	$117,573
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,630	3,523
Shares Issued on Distributions Reinvested	245	433
Shares Redeemed	(2,461)	(5,203)
Net Decrease in Class I Shares Outstanding	(586)	(1,247)
Class A:
Shares Subscribed	164	335
Shares Issued on Distributions Reinvested	31	52
Shares Redeemed	(178)	(521)
Net Increase (Decrease) in Class A Shares Outstanding	17	(134)
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	2	3
Shares Redeemed	(17)	(10)
Net Decrease in Class L Shares Outstanding	(15)	(6)
Class C:
Shares Subscribed	48	37
Shares Issued on Distributions Reinvested	3	4
Shares Redeemed	(21)	(73)
Net Increase (Decrease) in Class C Shares Outstanding	30	(32)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$9.97		$9.95		$12.96		$13.49		$12.78		$11.80
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.30		0.45		0.30		0.25		0.32		0.40
Net Realized and Unrealized Gain (Loss)	0.60		0.00	(2)	(2.69)		(0.05)		0.72		1.04
Total from Investment Operations	0.90		0.45		(2.39)		0.20		1.04		1.44
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.43)		(0.27)		(0.25)		(0.33)		(0.46)
Net Realized Gain	—		—		(0.35)		(0.48)		—		—
Total Distributions	(0.27)		(0.43)		(0.62)		(0.73)		(0.33)		(0.46)
Net Asset Value, End of Period	$10.60		$9.97		$9.95		$12.96		$13.49		$12.78
Total Return(3)	9.13	%(4)(5)	4.51%		(19.23)%		1.44%		8.19%		12.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$102,876		$102,560		$114,804		$161,409		$182,070		$122,450
Ratio of Expenses Before Expense Limitation	0.94	%(6)	1.00%		0.86%		0.79%		0.86%		1.01%
Ratio of Expenses After Expense Limitation	(0.27	)%(6)(7)(8)	0.69	%(8)	0.70	%(8)	0.70	%(8)	0.70	%(8)	0.70	%(8)
Ratio of Net Investment Income	5.87	%(6)(7)(8)	4.39	%(8)	2.55	%(8)	1.90	%(8)	2.49	%(8)	3.34	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	108	%(5)	134%		110%		125%		133%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.51% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 8.62%. Refer to Note B in the Notes to Financial Statements.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.65%	4.95%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$9.98		$9.96		$12.97		$13.50		$12.80		$11.81
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29		0.42		0.26		0.22		0.29		0.37
Net Realized and Unrealized Gain (Loss)	0.60		0.00	(2)	(2.68)		(0.05)		0.70		1.04
Total from Investment Operations	0.89		0.42		(2.42)		0.17		0.99		1.41
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.40)		(0.24)		(0.22)		(0.29)		(0.42)
Net Realized Gain	—		—		(0.35)		(0.48)		—		—
Total Distributions	(0.25)		(0.40)		(0.59)		(0.70)		(0.29)		(0.42)
Net Asset Value, End of Period	$10.62		$9.98		$9.96		$12.97		$13.50		$12.80
Total Return(3)	9.06	%(4)(5)	4.18%		(19.45)%		1.22%		7.88%		12.25%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,854		$12,849		$14,158		$19,689		$10,807		$6,400
Ratio of Expenses Before Expense Limitation	1.12	%(6)	1.21%		1.09%		1.02%		1.10%		1.21%
Ratio of Expenses After Expense Limitation	0.00	%(6)(7)(8)(9)	0.99	%(9)	0.99	%(9)	0.92	%(9)	0.99	%(9)	0.99	%(9)
Ratio of Net Investment Income	5.60	%(6)(7)(9)	4.08	%(9)	2.28	%(9)	1.68	%(9)	2.20	%(9)	3.04	%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	108	%(5)	134%		110%		125%		133%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.51% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 8.55%. Refer to Note B in the Notes to Financial Statements.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.92%	4.68%

(8)  Amount is less than 0.005%.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$9.97		$9.95		$12.96		$13.49		$12.79		$11.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27		0.37		0.21		0.17		0.24		0.32
Net Realized and Unrealized Gain (Loss)	0.60		0.00	(2)	(2.69)		(0.05)		0.70		1.04
Total from Investment Operations	0.87		0.37		(2.48)		0.12		0.94		1.36
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.35)		(0.18)		(0.17)		(0.24)		(0.36)
Net Realized Gain	—		—		(0.35)		(0.48)		—		—
Total Distributions	(0.23)		(0.35)		(0.53)		(0.65)		(0.24)		(0.36)
Net Asset Value, End of Period	$10.61		$9.97		$9.95		$12.96		$13.49		$12.79
Total Return(3)	8.79	%(4)(5)	3.68%		(19.83)%		0.79%		7.47%		11.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$898		$990		$1,049		$1,444		$1,727		$1,671
Ratio of Expenses Before Expense Limitation	1.53	%(6)	1.59%		1.43%		N/A		1.39%		1.49%
Ratio of Expenses After Expense Limitation	0.45	%(6)(7)(8)	1.47	%(8)	1.43	%(8)	1.33	%(8)	1.38	%(8)	1.38	%(8)
Ratio of Net Investment Income	5.15	%(6)(7)(8)	3.60	%(8)	1.84	%(8)	1.27	%(8)	1.84	%(8)	2.67	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	108	%(5)	134%		110%		125%		133%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.51% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 8.28%. Refer to Note B in the Notes to Financial Statements.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.43%	4.17%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$9.90		$9.89		$12.87		$13.41		$12.71		$11.72
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.34		0.16		0.10		0.18		0.27
Net Realized and Unrealized Gain (Loss)	0.59		(0.01)		(2.65)		(0.05)		0.71		1.03
Total from Investment Operations	0.84		0.33		(2.49)		0.05		0.89		1.30
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.32)		(0.14)		(0.11)		(0.19)		(0.31)
Net Realized Gain	—		—		(0.35)		(0.48)		—		—
Total Distributions	(0.21)		(0.32)		(0.49)		(0.59)		(0.19)		(0.31)
Net Asset Value, End of Period	$10.53		$9.90		$9.89		$12.87		$13.41		$12.71
Total Return(2)	8.59	%(3)(4)	3.28%		(20.05)%		0.28%		7.09%		11.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,564		$1,174		$1,491		$3,111		$3,222		$2,801
Ratio of Expenses Before Expense Limitation	2.02	%(5)	2.08%		1.92%		1.81%		1.90%		2.01%
Ratio of Expenses After Expense Limitation	0.82	%(5)(6)(7)	1.79	%(7)	1.80	%(7)	1.80	%(7)	1.80	%(7)	1.80	%(7)
Ratio of Net Investment Income	4.78	%(5)(6)(7)	3.29	%(7)	1.40	%(7)	0.80	%(7)	1.42	%(7)	2.24	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	108	%(4)	134%		110%		125%		133%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.51% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 8.08%. Refer to Note B in the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.75%	3.85%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued four classes of shares — Class I, Class A, Class L and Class C. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$2,415		$—	$2,415
Corporate Bonds	—	108,397		—	108,397
Sovereign	—	285		—	285
Total Fixed Income Securities	—	111,097		—	111,097
Investment Companies	1,633	—		—	1,633
Short-Term Investments
Investment Company	4,854	—		—	4,854
U.S. Treasury Security	—	1,832		—	1,832
Total Short-Term Investments	4,854	1,832		—	6,686
Foreign Currency Forward Exchange Contract	—	—	@	—	—	@
Futures Contracts	291	—		—	291
Total Assets	6,778	112,929		—	119,707
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(—	@)
Futures Contracts	(179)	—		—	(179)
Total Liabilities	(179)	(—	@)	—	(179)
Total	$6,599	$112,929		$—	$119,528

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$—	@
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	291	(a)
Total			$291

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$	(—	@)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk		(179	)(a)
Total				$(179)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

@ Amount is less than $500.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$9
Interest Rate Risk	Futures Contracts	(68)
Total		$(59)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(11)
Interest Rate Risk	Futures Contracts	522
Total		$511

At March 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)		Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$—	@	$	(—	@)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

@ Amount is less than $500.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2024:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(—	@)	$—	$0
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(—	@)	$—	$0
HSBC Bank PLC	—	@		—		—	—	@
Standard Chartered Bank	—	@		—		—	—	@
Total	$—	@	$	(—	@)	$—	$—	@

@ Value is less than $500.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended March 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$525,000
Futures Contracts:
Average monthly notional value	$73,105,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2024:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$845	(a)	$—	$(845	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $862,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$862	$—	$—	$—	$862
Total Borrowings	$862	$—	$—	$—	$862
Gross amount of recognized liabilities for securities lending transactions					$862

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.47% for Class L shares and 1.75% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2024, approximately $56,000 of advisory fees were waived and approximately $101,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended ended March 31, 2024, this waiver amounted to approximately $7,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $7,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $119,126,000 and $118,442,000, respectively. For the six months ended March 31, 2024, purchases and sales of long-term U.S. Government securities were approximately $0 and $339,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:

Affiliated Investment Company/Issuer	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$4,163	$37,137	$36,446	$84
Eaton Vance Ultra-Short Income ETF	—	1,058	—	5
Calvert Ultra-Short Investment Grade ETF	—	581	—	3
Total	$4,163	$38,776	$36,446	$92
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2024 (000)
Liquidity Fund	$—	$—	$4,854
Eaton Vance Ultra-Short Income ETF	—	(4)	1,054
Calvert Ultra-Short Investment Grade ETF	—	(2)	579
Total	$—	$(6)	$6,487

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2024, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

to approximately $1,000. At March 31, 2024, the Fund had an accrued pension liability of approximately $37,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,255	$3,558	$4,828

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2023.

At September 30, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$568	$—

At September 30, 2023, the Fund had available for federal income tax purposes unused short-term and long term capital losses of approximately $9,142,000 and $15,700,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
6574139 EXP 05.31.25

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Liquidity Risk Management Program	28
Important Notices	29
U.S. Customer Privacy Notice	30
Trustees and Officers Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Discovery Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Expense Example

Discovery Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,316.40	$1,021.55	$4.00	$3.49	0.69%
Discovery Portfolio Class A	1,000.00	1,315.10	1,020.35	5.38	4.70	0.93
Discovery Portfolio Class L	1,000.00	1,312.20	1,017.60	8.56	7.47	1.48
Discovery Portfolio Class C	1,000.00	1,308.50	1,016.40	9.93	8.67	1.72
Discovery Portfolio Class R6	1,000.00	1,316.80	1,022.15	3.30	2.88	0.57

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period.

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (89.5%)
Biotechnology (2.1%)
Alnylam Pharmaceuticals, Inc. (a)	4,973	$743
Argenx SE ADR (a)	6,051	2,382
Intellia Therapeutics, Inc. (a)	109,666	3,017
ProKidney Corp. (a)(b)	520,070	853
Roivant Sciences Ltd. (a)	1,429,968	15,072
		22,067
Broadline Retail (4.7%)
Global-e Online Ltd. (Israel) (a)	1,342,191	48,789
Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	2,103,065	2,440
Entertainment (4.0%)
ROBLOX Corp., Class A (a)	1,092,153	41,698
Financial Services (10.4%)
Adyen NV (Netherlands) (a)	27,798	46,954
Affirm Holdings, Inc. (a)	1,630,372	60,748
		107,702
Ground Transportation (1.5%)
Grab Holdings Ltd., Class A (Singapore) (a)	4,824,097	15,148
Health Care Equipment & Supplies (0.8%)
Dexcom, Inc. (a)	27,117	3,761
Penumbra, Inc. N (a)	22,589	5,042
		8,803
Health Care Providers & Services (2.6%)
Agilon Health, Inc. (a)	4,458,087	27,194
Health Care Technology (1.4%)
Doximity, Inc., Class A (a)	528,998	14,235
Hotels, Restaurants & Leisure (8.7%)
DoorDash, Inc., Class A (a)	653,889	90,054
Information Technology Services (11.3%)
Cloudflare, Inc., Class A (a)	917,748	88,865
Fastly, Inc., Class A (a)	1,122,269	14,556
MongoDB, Inc. (a)	38,927	13,961
		117,382
Leisure Products (1.0%)
Peloton Interactive, Inc., Class A (a)	2,526,293	10,825
Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A (a)	373,228	14,007
Media (6.0%)
Trade Desk, Inc., Class A (a)	712,274	62,267
Pharmaceuticals (4.0%)
Royalty Pharma PLC, Class A	1,375,073	41,761
Software (17.6%)
Aurora Innovation, Inc. (a)(b)	4,587,006	12,935
Bill Holdings, Inc. (a)	380,412	26,142
HubSpot, Inc. (a)	8,428	5,281
Klaviyo, Inc., Class A (a)(b)	135,531	3,453
MicroStrategy, Inc., Class A (a)	29,940	51,035
	Shares	Value (000)
Procore Technologies, Inc. (a)	313,978	$25,800
Samsara, Inc., Class A (a)	1,281,215	48,417
Zscaler, Inc. (a)	52,859	10,182
		183,245
Specialty Retail (8.2%)
Carvana Co. (a)	966,279	84,946
Textiles, Apparel & Luxury Goods (3.6%)
On Holding AG, Class A (Switzerland) (a)	1,046,805	37,036
Total Common Stocks (Cost $844,600)		929,599
Preferred Stock (2.3%)
Software (2.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21)	336,299	23,773
Investment Company (2.5%)
Grayscale Bitcoin Trust (a) (Cost $10,134)	419,945	26,528
	No. of Warrants
Warrants (0.0%)‡
Chemicals (0.0%)‡
Ginkgo Bioworks Holdings, Inc. , expires 8/1/26 (a) (Cost $655)	196,782	18
	Shares
Short-Term Investments (6.6%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (See Note G) (Cost $63,826)	63,826,392	63,826
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (See Note G)	3,922,073	3,922
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $302; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $308)	$302	302
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $145; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $148)	145	145

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $543; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $554)	$543	$543
		990
Total Securities held as Collateral on Loaned Securities (Cost $4,912)		4,912
Total Short-Term Investments (Cost $68,738)		68,738
Total Investments Excluding Purchased Options (100.9%) (Cost $948,840)		1,048,656
Total Purchased Options Outstanding (0.2%) (Cost $3,903)		1,998
Total Investments (101.1%) (Cost $952,743) Including $4,739 of Securities Loaned (e)(f)(g)		1,050,654
Liabilities in Excess of Other Assets (–1.1%)		(11,488)
Net Assets (100.0%)		$1,039,166

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules

("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $23,773,000 and represents 2.3% of net assets.

(d)  At March 31, 2024, the Fund held a fair valued security valued at approximately $23,773,000, representing 2.3% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $46,954,000 and 4.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $313,435,000 and the aggregate gross unrealized depreciation is approximately $215,524,000, resulting in net unrealized appreciation of approximately $97,911,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	226,694,072	$226,694	$57	$959	$(902)
Goldman Sachs International	USD/CNH	CNH	7.69	Jan-25	249,313,471	249,313	878	943	(65)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	236,408,580	236,409	923	1,003	(80)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	240,890,554	240,891	140	998	(858)
							$1,998	$3,903	$(1,905)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	30.1%
Software	19.7
Information Technology Services	11.2
Financial Services	10.3
Hotels, Restaurants & Leisure	8.6
Specialty Retail	8.1
Investment Companies	6.1
Media	5.9
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $884,995)	$982,906
Investment in Security of Affiliated Issuer, at Value (Cost $67,748)	67,748
Total Investments in Securities, at Value (Cost $952,743)	1,050,654
Cash	950
Foreign Currency, at Value (Cost $2)	2
Receivable for Investments Sold	3,901
Receivable for Fund Shares Sold	285
Receivable from Affiliate	207
Receivable from Securities Lending Income	6
Other Assets	189
Total Assets	1,056,194
Liabilities:
Payable for Investments Purchased	5,882
Collateral on Securities Loaned, at Value	4,912
Payable for Fund Shares Redeemed	2,416
Due to Broker	1,980
Payable for Advisory Fees	1,204
Payable for Sub Transfer Agency Fees — Class I	105
Payable for Sub Transfer Agency Fees — Class A	67
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Shareholder Services Fees — Class A	96
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	13
Payable for Administration Fees	67
Payable for Professional Fees	45
Payable for Trustees' Fees and Expenses	36
Payable for Transfer Agency Fees — Class I	10
Payable for Transfer Agency Fees — Class A	13
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Payable for Custodian Fees	13
Other Liabilities	158
Total Liabilities	17,028
Net Assets	$1,039,166
Net Assets Consist of:
Paid-in-Capital	$2,635,644
Total Accumulated Loss	(1,596,478)
Net Assets	$1,039,166

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2024 (000)
CLASS I:
Net Assets	$377,469
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	23,142,799
Net Asset Value, Offering and Redemption Price Per Share	$16.31
CLASS A:
Net Assets	$457,860
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	41,411,353
Net Asset Value, Redemption Price Per Share	$11.06
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$11.67
CLASS L:
Net Assets	$4,949
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	597,943
Net Asset Value, Offering and Redemption Price Per Share	$8.28
CLASS C:
Net Assets	$15,731
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,570,975
Net Asset Value, Offering and Redemption Price Per Share	$10.01
CLASS R6:
Net Assets	$183,157
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,961,315
Net Asset Value, Offering and Redemption Price Per Share	$16.71
(1) Including: Securities on Loan, at Value:	$4,739

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$553
Dividends from Security of Affiliated Issuer (Note G)	501
Income from Securities Loaned — Net	48
Total Investment Income	1,102
Expenses:
Advisory Fees (Note B)	2,330
Shareholder Services Fees — Class A (Note D)	543
Distribution and Shareholder Services Fees — Class L (Note D)	17
Distribution and Shareholder Services Fees — Class C (Note D)	72
Sub Transfer Agency Fees — Class I	165
Sub Transfer Agency Fees — Class A	217
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	9
Administration Fees (Note C)	373
Professional Fees	104
Shareholder Reporting Fees	75
Registration Fees	64
Transfer Agency Fees — Class I (Note E)	20
Transfer Agency Fees — Class A (Note E)	26
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	4
Custodian Fees (Note F)	21
Trustees' Fees and Expenses	8
Pricing Fees	2
Other Expenses	29
Total Expenses	4,085
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(348)
Rebate from Morgan Stanley Affiliate (Note G)	(19)
Net Expenses	3,718
Net Investment Loss	(2,616)
Realized Gain (Loss):
Investments Sold	(147,671)
Foreign Currency Translation	— @
Net Realized Loss	(147,671)
Change in Unrealized Appreciation (Depreciation):
Investments	409,165
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	409,165
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	261,494
Net Increase in Net Assets Resulting from Operations	$258,878

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2,616)	$(4,188)
Net Realized Loss	(147,671)	(414,497)
Net Change in Unrealized Appreciation (Depreciation)	409,165	425,599
Net Increase in Net Assets Resulting from Operations	258,878	6,914
Capital Share Transactions:(1)
Class I:
Subscribed	91,597	152,228
Redeemed	(93,256)	(265,963)
Class A:
Subscribed	16,139	49,603
Redeemed	(101,568)	(163,974)
Class L:
Exchanged	—	169
Redeemed	(481)	(745)
Class C:
Subscribed	655	1,835
Redeemed	(2,333)	(3,933)
Class R6:
Subscribed	13,302	43,751
Redeemed	(49,470)	(73,023)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(125,415)	(260,052)
Total Increase (Decrease) in Net Assets	133,463	(253,138)
Net Assets:
Beginning of Period	905,703	1,158,841
End of Period	$1,039,166	$905,703

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Discovery Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,179	12,843
Shares Redeemed	(6,816)	(23,578)
Net Decrease in Class I Shares Outstanding	(637)	(10,735)
Class A:
Shares Subscribed	1,692	6,070
Shares Redeemed	(10,525)	(20,113)
Net Decrease in Class A Shares Outstanding	(8,833)	(14,043)
Class L:
Shares Exchanged	—	27
Shares Redeemed	(67)	(122)
Net Decrease in Class L Shares Outstanding	(67)	(95)
Class C:
Shares Subscribed	74	250
Shares Redeemed	(260)	(536)
Net Decrease in Class C Shares Outstanding	(186)	(286)
Class R6:
Shares Subscribed	943	3,573
Shares Redeemed	(3,443)	(5,902)
Net Decrease in Class R6 Shares Outstanding	(2,500)	(2,329)

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$12.39		$12.06		$42.00		$38.19		$19.92		$23.30
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.03)		(0.14)		(0.24)		(0.15)		(0.05)
Net Realized and Unrealized Gain (Loss)	3.95		0.36		(19.69)		7.35		20.73		0.35
Total from Investment Operations	3.92		0.33		(19.83)		7.11		20.58		0.30
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)		(3.68)
Net Asset Value, End of Period	$16.31		$12.39		$12.06		$42.00		$38.19		$19.92
Total Return(3)	31.64	%(4)(5)	2.74%		(61.26)%		18.36%		115.34%		4.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$377,469		$294,703		$416,283		$1,719,520		$1,282,828		$374,736
Ratio of Expenses Before Expense Limitation	0.77	%(6)	0.74%		0.77%		N/A		0.74%		0.74%
Ratio of Expenses After Expense Limitation	0.69	%(6)(7)(8)	0.74	%(8)	0.77	%(8)	0.72	%(8)	0.73	%(8)	0.73	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.72	%(8)	0.73	%(8)	0.73	%(8)
Ratio of Net Investment Loss	(0.45	)%(6)(7)(8)	(0.28	)%(8)	(0.58	)%(8)	(0.54	)%(8)	(0.57	)%(8)	(0.27	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	20	%(5)	51%		67%		115%		65%		116%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
March 31, 2024	0.76%	(0.52)%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$8.41		$8.21		$32.12		$29.92		$16.12		$19.71
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.05)		(0.14)		(0.27)		(0.17)		(0.09)
Net Realized and Unrealized Gain (Loss)	2.68		0.25		(13.66)		5.77		16.28		0.18
Total from Investment Operations	2.65		0.20		(13.80)		5.50		16.11		0.09
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)		(3.68)
Net Asset Value, End of Period	$11.06		$8.41		$8.21		$32.12		$29.92		$16.12
Total Return(3)	31.51	%(4)(5)	2.44%		(61.35)%		18.02%		114.87%		4.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$457,860		$422,575		$527,685		$1,944,335		$1,403,660		$403,285
Ratio of Expenses Before Expense Limitation	1.01	%(6)	1.02%		1.03%		N/A		1.01%		1.00%
Ratio of Expenses After Expense Limitation	0.93	%(6)(7)(8)	1.01	%(8)	1.03	%(8)	1.00	%(8)	1.00	%(8)	0.99	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.00	%(8)	1.00	%(8)	0.99	%(8)
Ratio of Net Investment Loss	(0.69	)%(6)(7)(8)	(0.56	)%(8)	(0.85	)%(8)	(0.81	)%(8)	(0.82	)%(8)	(0.52	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	20	%(5)	51%		67%		115%		65%		116%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
March 31, 2024	1.00%	(0.76)%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$6.31		$6.20		$27.00		$25.69		$14.21		$17.96
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.07)		(0.16)		(0.36)		(0.21)		(0.15)
Net Realized and Unrealized Gain (Loss)	2.01		0.18		(10.53)		4.97		14.00		0.08
Total from Investment Operations	1.97		0.11		(10.69)		4.61		13.79		(0.07)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)		(3.68)
Net Asset Value, End of Period	$8.28		$6.31		$6.20		$27.00		$25.69		$14.21
Total Return(3)	31.22	%(4)(5)	1.77%		(61.52)%		17.48%		113.70%		3.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,949		$4,197		$4,704		$13,762		$14,173		$8,124
Ratio of Expenses Before Expense Limitation	1.56	%(6)	1.56%		1.51%		N/A		1.50%		1.51%
Ratio of Expenses After Expense Limitation	1.48	%(6)(7)(8)	1.55	%(8)	1.51	%(8)	1.44	%(8)	1.49	%(8)	1.50	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.44	%(8)	1.49	%(8)	1.50	%(8)
Ratio of Net Investment Loss	(1.25	)%(6)(7)(8)	(1.10	)%(8)	(1.33	)%(8)	(1.26	)%(8)	(1.27	)%(8)	(1.06	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	20	%(5)	51%		67%		115%		65%		116%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
March 31, 2024	1.56%	(1.33)%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class C
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$7.65		$7.52		$30.51		$28.74		$15.67		$19.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.10)		(0.24)		(0.49)		(0.32)		(0.22)
Net Realized and Unrealized Gain (Loss)	2.42		0.23		(12.64)		5.56		15.70		0.15
Total from Investment Operations	2.36		0.13		(12.88)		5.07		15.38		(0.07)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)		(3.68)
Net Asset Value, End of Period	$10.01		$7.65		$7.52		$30.51		$28.74		$15.67
Total Return(3)	30.85	%(4)(5)	1.73%		(61.66)%		17.21%		113.21%		3.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,731		$13,434		$15,363		$59,936		$33,781		$6,518
Ratio of Expenses Before Expense Limitation	1.80	%(6)	1.80%		1.77%		N/A		1.75%		1.84%
Ratio of Expenses After Expense Limitation	1.72	%(6)(7)(8)	1.79	%(8)	1.77	%(8)	1.71	%(8)	1.74	%(8)	1.83	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.71	%(8)	1.74	%(8)	1.83	%(8)
Ratio of Net Investment Loss	(1.49	)%(6)(7)(8)	(1.34	)%(8)	(1.59	)%(8)	(1.52	)%(8)	(1.59	)%(8)	(1.32	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	20	%(5)	51%		67%		115%		65%		116%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
March 31, 2024	1.80%	(1.57)%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class R6(1)
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$12.69		$12.34		$42.67		$38.72		$20.15		$23.50
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.02)		(0.10)		(0.19)		(0.12)		(0.04)
Net Realized and Unrealized Gain (Loss)	4.04		0.37		(20.12)		7.44		21.00		0.37
Total from Investment Operations	4.02		0.35		(20.22)		7.25		20.88		0.33
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)		(3.68)
Net Asset Value, End of Period	$16.71		$12.69		$12.34		$42.67		$38.72		$20.15
Total Return(4)	31.68	%(5)(6)	2.84%		(61.20)%		18.47%		115.65%		4.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,157		$170,794		$194,806		$547,683		$354,067		$130,653
Ratio of Expenses Before Expense Limitation	0.65	%(7)	0.65%		0.64%		N/A		0.64%		0.64%
Ratio of Expenses After Expense Limitation	0.57	%(7)(8)(9)	0.64	%(9)	0.64	%(9)	0.61	%(9)	0.63	%(9)	0.63	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.61	%(9)	0.63	%(9)	0.63	%(9)
Ratio of Net Investment Loss	(0.34	)%(7)(8)(9)	(0.19	)%(9)	(0.45	)%(9)	(0.42	)%(9)	(0.44	)%(9)	(0.18	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	20	%(6)	51%		67%		115%		65%		116%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Not annualized.

(7)  Annualized.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
March 31, 2024	0.65%	(0.42)%

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2024, the Subsidiary represented approximately $26,528,000 or approximately 2.55% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. An investment company that holds equity securities that are subject to contractual sale restrictions executed before the date at which the investment

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

company first adopts ASU 2022-03 shall continue to account for that equity security using the accounting policy applied before the adoption of ASU 2022-03 until the contractual sale restriction expires or is modified.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The

pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$22,067	$—	$—	$22,067
Broadline Retail	48,789	—	—	48,789
Chemicals	2,440	—	—	2,440
Entertainment	41,698	—	—	41,698
Financial Services	60,748	46,954	—	107,702
Ground Transportation	15,148	—	—	15,148
Health Care Equipment & Supplies	8,803	—	—	8,803
Health Care Providers & Services	27,194	—	—	27,194
Health Care Technology	14,235	—	—	14,235
Hotels, Restaurants & Leisure	90,054	—	—	90,054
Information Technology Services	117,382	—	—	117,382
Leisure Products	10,825	—	—	10,825
Life Sciences Tools & Services	14,007	—	—	14,007
Media	62,267	—	—	62,267
Pharmaceuticals	41,761	—	—	41,761
Software	183,245	—	—	183,245
Specialty Retail	84,946	—	—	84,946
Textiles, Apparel & Luxury Goods	37,036	—	—	37,036
Total Common Stocks	882,645	46,954	—	929,599

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Software	$—	$—	$23,773	$23,773
Investment Company	26,528	—	—	26,528
Warrants	18	—	—	18
Call Options Purchased	—	1,998	—	1,998
Short-Term Investments
Investment Company	67,748	—	—	67,748
Repurchase Agreements	—	990	—	990
Total Short-Term Investments	67,748	990	—	68,738
Total Assets	$976,939	$49,942	$23,773	$1,050,654

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$31,817
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(8,044)
Realized gains (losses)	—
Ending Balance	$23,773
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$(8,044)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:

	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$23,773	Market Transaction Method	Precedent Transaction	$70.69		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	14.8	x	Increase
			Discount for Lack of Marketability	13.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,998	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(963	)(a)

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,023	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At March 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$1,998	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$878	$—	$(800)	$78
JPMorgan Chase Bank NA	1,063	—	(950)	113
Standard Chartered Bank	57	—	(57)	0
Total	$1,998	$—	$(1,807)	$191

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	732,662,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,739	(a)	$—	$(4,739	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $4,912,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $32,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,912	$—	$—	$—	$4,912
Total Borrowings	$4,912	$—	$—	$—	$4,912
Gross amount of recognized liabilities for securities lending transactions					$4,912
7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended March 31, 2024.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administra-

tive services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended March 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $5,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $183,755,000 and $357,493,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, advisory fees paid were reduced by approximately $19,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$25,687	$215,432	$173,371	$501
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2024 (000)
Liquidity Fund	$—	$—	$67,748

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2024, included in "Trustees' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $1,000. At March 31, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$354,635	$760,915

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2023.

Total Accumulated Loss (000)	Paid-in- Capital (000)
$32,372	$(32,372)

At September 30, 2023, the Fund had no distributable earnings on a tax basis.

At September 30, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $562,626,000 and $867,366,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2023, the Fund intends to defer to October 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$8,304	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurren-

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

cies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-

ments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule.The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
6574085 EXP 05.31.25

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Liquidity Risk Management Program	24
Important Notices	25
U.S. Customer Privacy Notice	26
Trustees and Officers Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Dynamic Value Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Expense Example

Dynamic Value Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Dynamic Value Portfolio Class I	$1,000.00	$1,183.00	$1,022.35	$2.89	$2.68	0.53%
Dynamic Value Portfolio Class A	1,000.00	1,181.90	1,020.70	4.69	4.34	0.86
Dynamic Value Portfolio Class C	1,000.00	1,176.60	1,016.85	8.87	8.22	1.63
Dynamic Value Portfolio Class R6	1,000.00	1,184.10	1,022.60	2.62	2.43	0.48

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period.

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Aerospace & Defense (1.0%)
Huntington Ingalls Industries, Inc.	2,264	$660
Textron, Inc.	7,161	687
		1,347
Air Freight & Logistics (0.4%)
FedEx Corp.	2,104	610
Automobile Components (0.3%)
Phinia, Inc.	10,706	411
Automobiles (0.6%)
Ford Motor Co.	32,083	426
General Motors Co.	9,908	449
		875
Banks (6.3%)
Bank OZK	28,115	1,278
Columbia Banking System, Inc.	62,576	1,211
Comerica, Inc.	23,310	1,282
First Citizens BancShares, Inc., Class A	779	1,274
M&T Bank Corp.	8,419	1,224
Webster Financial Corp.	24,816	1,260
Western Alliance Bancorp	20,549	1,319
		8,848
Beverages (0.5%)
Molson Coors Beverage Co., Class B	10,626	715
Biotechnology (1.8%)
Biogen, Inc. (a)	3,876	836
Gilead Sciences, Inc.	11,738	860
United Therapeutics Corp. (a)	3,570	820
		2,516
Broadline Retail (0.4%)
Kohl's Corp.	9,820	286
Nordstrom, Inc.	13,991	284
		570
Building Products (1.0%)
Johnson Controls International PLC	10,597	692
Owens Corning	4,118	687
		1,379
Capital Markets (3.8%)
Affiliated Managers Group, Inc.	5,313	890
Bank of New York Mellon Corp.	15,233	878
Franklin Resources, Inc.	30,148	847
Invesco Ltd.	53,891	894
State Street Corp.	11,579	895
Virtu Financial, Inc., Class A	43,754	898
		5,302
	Shares	Value (000)
Chemicals (2.1%)
Celanese Corp.	3,618	$622
CF Industries Holdings, Inc.	6,632	552
FMC Corp.	8,872	565
LyondellBasell Industries NV, Class A	5,634	576
Mosaic Co.	18,062	586
		2,901
Commercial Services & Supplies (0.2%)
Vestis Corp.	15,396	297
Construction & Engineering (1.0%)
MDU Resources Group, Inc.	28,636	722
Valmont Industries, Inc.	3,051	696
		1,418
Consumer Finance (3.1%)
Ally Financial, Inc.	22,026	894
Capital One Financial Corp.	5,985	891
OneMain Holdings, Inc.	17,251	881
SLM Corp.	40,001	872
Synchrony Financial	19,467	840
		4,378
Consumer Staples Distribution & Retail (1.6%)
Kroger Co.	13,546	774
Performance Food Group Co. (a)	9,947	742
Walgreens Boots Alliance, Inc.	35,210	764
		2,280
Containers & Packaging (2.1%)
Berry Global Group, Inc.	9,363	566
Graphic Packaging Holding Co.	20,353	594
International Paper Co.	15,678	612
Silgan Holdings, Inc.	12,723	618
Sonoco Products Co.	9,829	568
		2,958
Distributors (0.2%)
LKQ Corp.	4,799	256
Diversified Consumer Services (0.2%)
ADT, Inc.	45,567	306
Diversified REITs (0.4%)
WP Carey, Inc. REIT	9,274	523
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	118,676	2,089
Electric Utilities (1.6%)
Hawaiian Electric Industries, Inc.	63,853	720
OGE Energy Corp.	21,291	730
Pinnacle West Capital Corp.	10,162	759
		2,209
Electrical Equipment (0.5%)
Sensata Technologies Holding PLC	18,395	676

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc. (a)	4,262	$552
Avnet, Inc.	11,107	550
Jabil, Inc.	3,507	470
TD Synnex Corp.	5,075	574
		2,146
Energy Equipment & Services (1.0%)
NOV, Inc.	72,118	1,408
Entertainment (0.3%)
Playtika Holding Corp.	61,556	434
Financial Services (2.0%)
Corebridge Financial, Inc.	33,558	964
MGIC Investment Corp.	40,116	897
Voya Financial, Inc.	12,060	892
		2,753
Food Products (3.2%)
Archer-Daniels-Midland Co.	12,208	767
Bunge Global SA	7,438	763
Conagra Brands, Inc.	24,498	726
Darling Ingredients, Inc. (a)	15,907	740
Kraft Heinz Co.	20,136	743
Seaboard Corp.	216	696
		4,435
Gas Utilities (1.0%)
National Fuel Gas Co.	13,954	749
UGI Corp.	28,187	692
		1,441
Ground Transportation (0.8%)
Hertz Global Holdings, Inc. (a)	68,309	535
U-Haul Holding Co.	8,207	547
		1,082
Health Care Equipment & Supplies (1.5%)
Envista Holdings Corp. (a)	31,923	682
Integra LifeSciences Holdings Corp. (a)	19,129	678
QuidelOrtho Corp. (a)	14,661	703
		2,063
Health Care Providers & Services (4.6%)
Centene Corp. (a)	8,943	702
Cigna Group	1,996	725
CVS Health Corp.	9,125	728
Elevance Health, Inc.	1,358	704
Henry Schein, Inc. (a)	9,223	696
Premier, Inc., Class A	32,252	713
Quest Diagnostics, Inc.	5,291	704
Tenet Healthcare Corp. (a)	6,866	722
Universal Health Services, Inc., Class B	3,928	717
		6,411
Health Care REITs (0.4%)
Medical Properties Trust, Inc. REIT	124,348	584
	Shares	Value (000)
Hotels, Restaurants & Leisure (1.6%)
Aramark	9,220	$300
Boyd Gaming Corp.	4,750	320
Caesars Entertainment, Inc. (a)	7,120	311
Expedia Group, Inc. (a)	2,202	303
Marriott Vacations Worldwide Corp.	3,147	339
Penn Entertainment, Inc. (a)	15,738	287
Travel & Leisure Co.	6,655	326
		2,186
Household Durables (1.1%)
Lennar Corp., Class B	2,296	354
Mohawk Industries, Inc. (a)	2,880	377
PulteGroup, Inc.	3,072	371
Whirlpool Corp.	3,196	382
		1,484
Household Products (0.9%)
Reynolds Consumer Products, Inc.	41,963	1,198
Independent Power & Renewable Electricity Producers (1.7%)
AES Corp.	45,146	809
Clearway Energy, Inc., Class A	35,363	761
Clearway Energy, Inc., Class C	33,056	762
		2,332
Industrial Conglomerates (0.5%)
3M Co.	6,655	706
Information Technology Services (1.8%)
Akamai Technologies, Inc. (a)	2,895	315
Amdocs Ltd.	3,408	308
Cognizant Technology Solutions Corp., Class A	4,124	302
DXC Technology Co. (a)	15,065	320
GoDaddy, Inc., Class A (a)	2,705	321
International Business Machines Corp.	1,607	307
Kyndryl Holdings, Inc. (a)	14,261	310
Twilio, Inc., Class A (a)	5,110	312
		2,495
Insurance (3.8%)
American International Group, Inc.	8,507	665
Arch Capital Group Ltd. (a)	7,102	656
Axis Capital Holdings Ltd.	10,378	675
CNA Financial Corp.	14,552	661
Everest Group Ltd.	1,684	669
Loews Corp.	8,472	663
RenaissanceRe Holdings Ltd.	2,735	643
Unum Group	12,687	681
		5,313
Life Sciences Tools & Services (0.7%)
Fortrea Holdings, Inc. (a)	23,185	931

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Machinery (4.5%)
Agco Corp.	5,791	$712
Allison Transmission Holdings, Inc.	8,710	707
CNH Industrial NV	54,787	710
Deere & Co.	1,762	724
Gates Industrial Corp. PLC (a)	38,437	681
Middleby Corp. (a)	4,221	679
Oshkosh Corp.	5,732	715
PACCAR, Inc.	5,723	709
Timken Co.	7,588	663
		6,300
Media (2.5%)
Cable One, Inc.	939	397
Charter Communications, Inc., Class A (a)	1,486	432
Comcast Corp., Class A	10,135	439
Fox Corp., Class B	16,312	467
Interpublic Group of Cos., Inc.	13,446	439
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	14,570	433
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	14,618	434
Nexstar Media Group, Inc., Class A	2,647	456
		3,497
Metals & Mining (0.5%)
Cleveland-Cliffs, Inc. (a)	27,672	629
Mortgage Real Estate Investment (1.2%)
Rithm Capital Corp. REIT	75,506	843
Starwood Property Trust, Inc. REIT	41,097	835
		1,678
Office REITs (1.6%)
Cousins Properties, Inc. REIT	22,715	546
Highwoods Properties, Inc. REIT	21,508	563
Kilroy Realty Corp. REIT	15,002	547
NET Lease Office Properties REIT	22,266	530
		2,186
Oil, Gas & Consumable Fuels (6.1%)
APA Corp.	41,036	1,411
HF Sinclair Corp.	22,904	1,383
Marathon Oil Corp.	51,340	1,455
Marathon Petroleum Corp.	7,120	1,434
Ovintiv, Inc.	25,357	1,316
Valero Energy Corp.	8,560	1,461
		8,460
Passenger Airlines (1.3%)
Alaska Air Group, Inc. (a)	13,853	596
Delta Air Lines, Inc.	12,508	599
United Airlines Holdings, Inc. (a)	12,684	607
		1,802
Personal Care Products (0.9%)
Olaplex Holdings, Inc. (a)	660,695	1,268
	Shares	Value (000)
Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	16,200	$879
Jazz Pharmaceuticals PLC (a)	7,611	916
Organon & Co.	48,236	907
Perrigo Co. PLC	28,847	929
Pfizer, Inc.	31,463	873
Royalty Pharma PLC, Class A	29,037	882
Viatris, Inc.	73,073	872
		6,258
Professional Services (1.3%)
Clarivate PLC (a)	40,780	303
Concentrix Corp.	4,559	302
Dun & Bradstreet Holdings, Inc.	27,472	276
Genpact Ltd.	8,488	279
ManpowerGroup, Inc.	3,876	301
SS&C Technologies Holdings, Inc.	4,598	296
		1,757
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (a)	2,476	483
Residential REITs (0.4%)
Apartment Income Corp. REIT	16,648	541
Retail REITs (0.4%)
Kimco Realty Corp. REIT	27,375	537
Semiconductors & Semiconductor Equipment (3.5%)
Cirrus Logic, Inc. (a)	9,007	834
First Solar, Inc. (a)	5,282	892
GLOBALFOUNDRIES, Inc. (a)	15,590	812
ON Semiconductor Corp. (a)	10,193	750
QUALCOMM, Inc.	4,864	823
Skyworks Solutions, Inc.	7,701	834
		4,945
Software (1.6%)
Dolby Laboratories, Inc., Class A	3,789	318
Dropbox, Inc., Class A (a)	13,334	324
Gen Digital, Inc.	14,345	321
NCR Voyix Corp. (a)	25,128	317
RingCentral, Inc., Class A (a)	8,748	304
Teradata Corp. (a)	8,343	323
Zoom Video Communications, Inc., Class A (a)	4,549	297
		2,204
Specialized REITs (1.1%)
EPR Properties REIT	12,351	525
Gaming and Leisure Properties, Inc. REIT	11,358	523
VICI Properties, Inc. REIT	17,926	534
		1,582

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Specialty Retail (1.0%)
AutoNation, Inc. (a)	1,665	$276
Best Buy Co., Inc.	3,221	264
Lithia Motors, Inc., Class A	871	262
Penske Automotive Group, Inc.	1,620	262
Victoria's Secret & Co. (a)	13,339	259
		1,323
Tech Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	29,063	515
HP, Inc.	17,199	520
		1,035
Textiles, Apparel & Luxury Goods (0.7%)
Under Armour, Inc., Class A (a)	42,587	314
Under Armour, Inc., Class C (a)	44,228	316
VF Corp.	22,113	339
		969
Trading Companies & Distributors (1.5%)
Air Lease Corp.	14,415	742
MSC Industrial Direct Co., Inc., Class A	6,779	658
WESCO International, Inc.	4,054	694
		2,094
Total Common Stocks (Cost $121,118)		131,814
	Shares	Value (000)
Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $7,228)	7,227,831	$7,228
Total Investments (99.8%) (Cost $128,346) (b)(c)		139,042
Other Assets in Excess of Liabilities (0.2%)		334
Net Assets (100.0%)		$139,376

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with purchase of swap agreements.

(c)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,365,000 and the aggregate gross unrealized depreciation is approximately $4,131,000, resulting in net unrealized appreciation of approximately $11,234,000.

REIT  Real Estate Investment Trust.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2024:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	SOFR + 0.15%	Quarterly	3/17/25	$20,020	$(184)	$—	$(184)
JPMorgan Chase Bank NA	JPM Russell 1000 Value Index††	Receive	SOFR + 0.15%	Quarterly	3/17/25	(26,745)	722	—	722
							$538	$—	$538

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Anti-Value Index
Alcoa Corp.	1,519	$51	0.04%
Allstate Corp.	292	51	0.04
Amphenol Corp.	421	49	0.03
Aon PLC	145	48	0.03
Blackstone, Inc.	370	49	0.03
Boeing Co.	254	49	0.04
Burlington Stores, Inc.	211	49	0.04
CAVA Group. Inc.	709	50	0.04
Chipotle Mexican Grill, Inc.	17	50	0.04
Cintas Corp.	75	51	0.04
Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Anti-Value Index (cont'd)
Constellation Energy Corp.	277	$51	0.04%
Costar Group, Inc.	528	51	0.04
Dexcom, Inc.	350	49	0.03
Domino's Pizza, Inc.	103	51	0.04
Doordash, Inc.	352	48	0.03
Draftkings, Inc.	1,089	49	0.04
Eaton Corp. PLC	155	49	0.03
Freshpet, Inc.	419	49	0.03
Gitlab, Inc.	829	48	0.03
Howmet Aerospace, Inc.	710	49	0.03
Ingersoll Rand, Inc.	514	49	0.03
Inspire Medical Systems, Inc.	244	52	0.04
JPMorgan Chase & Co.	243	49	0.03
Keycorp	3,113	49	0.04

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Anti-Value Index (cont'd)
Lyft, Inc.	2,542	$49	0.04%
Maplebear, Inc.	1,324	49	0.04
Nextera Energy, Inc.	781	50	0.04
Novocure Ltd.	3,106	49	0.03
NRG Energy, Inc.	741	50	0.04
Progressive Corp.	234	48	0.03
Quantumscape Corp.	7,830	49	0.04
Robinhood Markets, Inc.	2,707	55	0.04
Sarepta Therapeutics, Inc.	381	49	0.04
Schlumberger NV	887	49	0.03
Shockwave Medical, Inc.	172	56	0.04
Southern Copper Corp.	486	52	0.04
Spirit Aerosystems Holdings, Inc.	1,467	53	0.04
SSR Mining, Inc.	11,163	50	0.04
Tandem Diabetes Care, Inc.	1,598	57	0.04
Targa Resources Corp.	436	49	0.04
Technipfmc PLC	2,029	51	0.04
Texas Pacific Land Corp.	87	50	0.04
Trade Desk, Inc.	577	50	0.04
Trane Technologies PLC	162	49	0.03
Truist Financial Corp.	1,270	50	0.04
Vertiv Holdings Co.	636	52	0.04
Wayfair, Inc.	721	49	0.04
Williams Cos, Inc.	1,258	49	0.04
Wingstop, Inc.	134	49	0.04
Wolfspeed, Inc.	1,667	49	0.04

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM Russell 1000 Value Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Value Index
AES Corp.	4,060	$73	0.05%
Affiliated Managers Group, Inc.	479	80	0.06
Ally Financial, Inc.	2,010	82	0.06
APA Corp.	3,791	130	0.09
AT&T, Inc.	11,712	206	0.15
Bank of New York Mellon Corp.	1,387	80	0.06
Bank OZK	2,660	121	0.09
Biogen, Inc.	358	77	0.06
Bristol-Myers Squibb Co.	1,517	82	0.06
Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Value Index (cont'd)
Capital One Financial Corp.	547	$81	0.06%
Cirrus Logic, Inc.	840	78	0.06
Columbia Banking System, Inc.	5,949	115	0.08
Comerica, Inc.	2,217	122	0.09
Corebridge Financial, Inc.	3,096	89	0.06
First Citizens Bancshares, Inc.	74	122	0.09
First Solar, Inc.	486	82	0.06
Fortrea Holdings, Inc.	2,071	83	0.06
Franklin Resources, Inc.	2,753	77	0.06
Gilead Sciences, Inc.	1,070	78	0.06
Globalfoundries, Inc.	1,435	75	0.05
HF Sinclair Corp.	2,091	126	0.09
Invesco Ltd.	4,878	81	0.06
Jazz Pharmaceuticals PLC	689	83	0.06
M&T Bank Corp.	798	116	0.08
Marathon Oil Corp.	4,775	135	0.10
Marathon Petroleum Corp.	656	132	0.09
MGIC Investment Corp.	3,651	82	0.06
National Oilwell Varco, Inc.	6,709	131	0.09
Olaplex Holdings, Inc.	60,174	116	0.08
Onemain Holdings, Inc.	1,572	80	0.06
Organon & Co.	4,404	83	0.06
Ovintiv, Inc.	2,395	124	0.09
Perrigo Co. PLC	2,614	84	0.06
Pfizer, Inc.	2,858	79	0.06
Qualcomm, Inc.	455	77	0.06
Reynolds Consumer Products, Inc.	3,980	114	0.08
Rithm Capital Corp.	6,888	77	0.06
Royalty Pharma PLC	2,699	82	0.06
Skyworks Solutions, Inc.	715	77	0.06
SLM Corp.	3,650	80	0.06
Starwood Property Trust, Inc.	3,753	76	0.05
State Street Corp.	1,050	81	0.06
Synchrony Financial	1,767	76	0.05
United Therapeutics Corp.	335	77	0.06
Valero Energy Corp.	778	133	0.10
Viatris, Inc.	6,703	80	0.06
Virtu Financial, Inc.	4,018	82	0.06
Voya Financial, Inc.	1,086	80	0.06
Webster Financial Corp.	2,336	119	0.09
Western Alliance Bancorp.	1,949	125	0.09

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	82.3%
Banks	6.4
Oil, Gas & Consumable Fuels	6.1
Investment Companies	5.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open swap agreement with net unrealized appreciation of approximately $538,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Dynamic Value Portfolio

Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $121,118)	$131,814
Investment in Security of Affiliated Issuer, at Value (Cost $7,228)	7,228
Total Investments in Securities, at Value (Cost $128,346)	139,042
Cash	41
Unrealized Appreciation on Swap Agreements	722
Dividends Receivable	199
Receivable from Affiliate	29
Other Assets	77
Total Assets	140,110
Liabilities:
Due to Broker	400
Unrealized Depreciation on Swap Agreements	184
Payable for Advisory Fees	67
Payable for Professional Fees	52
Payable for Administration Fees	9
Payable for Custodian Fees	6
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	14
Total Liabilities	734
Net Assets	$139,376
Net Assets Consist of:
Paid-in-Capital	$127,061
Total Distributable Earnings	12,315
Net Assets	$139,376
CLASS I:
Net Assets	$6,951
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	584,428
Net Asset Value, Offering and Redemption Price Per Share	$11.89
CLASS A:
Net Assets	$2,621
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	221,484
Net Asset Value, Redemption Price Per Share	$11.84
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.50
CLASS C:
Net Assets	$345
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	29,067
Net Asset Value, Offering and Redemption Price Per Share	$11.86
CLASS R6:
Net Assets	$129,459
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,888,209
Net Asset Value, Offering and Redemption Price Per Share	$11.89

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Dynamic Value Portfolio

Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,729
Dividends from Security of Affiliated Issuer (Note G)	170
Total Investment Income	1,899
Expenses:
Advisory Fees (Note B)	221
Professional Fees	67
Administration Fees (Note C)	50
Registration Fees	22
Custodian Fees (Note F)	15
Shareholder Reporting Fees	11
Pricing Fees	8
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Trustees' Fees and Expenses	2
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	11
Total Expenses	417
Waiver of Advisory Fees (Note B)	(91)
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(8)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Net Expenses	310
Net Investment Income	1,589
Realized Gain (Loss):
Investments Sold	7,340
Swap Agreements	(2,126)
Net Realized Gain	5,214
Change in Unrealized Appreciation (Depreciation):
Investments	13,321
Swap Agreements	1,503
Net Change in Unrealized Appreciation (Depreciation)	14,824
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	20,038
Net Increase in Net Assets Resulting from Operations	$21,627

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Dynamic Value Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,589	$2,973
Net Realized Gain (Loss)	5,214	(3,714)
Net Change in Unrealized Appreciation (Depreciation)	14,824	15,470
Net Increase in Net Assets Resulting from Operations	21,627	14,729
Dividends and Distributions to Shareholders:
Class I	(138)	(269)
Class A	(47)	(89)
Class C	—	(76)
Class R6	(2,694)	(3,015)
Total Dividends and Distributions to Shareholders	(2,879)	(3,449)
Capital Share Transactions:(1)
Class I:
Subscribed	93	2,201
Distributions Reinvested	138	269
Redeemed	(3,602)	(3,914)
Class A:
Subscribed	198	3,200
Distributions Reinvested	47	89
Redeemed	(319)	(2,328)
Class C:
Subscribed	70	935
Distributions Reinvested	—	76
Redeemed	(18)	(2,639)
Class R6:
Subscribed	—	7,364
Distributions Reinvested	2,694	3,015
Redeemed	—	(20)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(699)	8,248
Total Increase in Net Assets	18,049	19,528
Net Assets:
Beginning of Period	121,327	101,799
End of Period	$139,376	$121,327
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8	202
Shares Issued on Distributions Reinvested	13	25
Shares Redeemed	(350)	(369)
Net Decrease in Class I Shares Outstanding	(329)	(142)
Class A:
Shares Subscribed	19	301
Shares Issued on Distributions Reinvested	4	8
Shares Redeemed	(30)	(230)
Net Increase (Decrease) in Class A Shares Outstanding	(7)	79
Class C:
Shares Subscribed	7	92
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(2)	(265)
Net Increase (Decrease) in Class C Shares Outstanding	5	(166)
Class R6:
Shares Subscribed	—	743
Shares Issued on Distributions Reinvested	252	285
Shares Redeemed	—	(2)
Net Increase in Class R6 Shares Outstanding	252	1,026

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Dynamic Value Portfolio

	Class I
	Six Months Ended March 31, 2024		Year Ended September 30,				Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.28		$9.26		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.26		0.22		0.11
Net Realized and Unrealized Gain (Loss)	1.72		1.07		(0.94)		0.33
Total from Investment Operations	1.85		1.33		(0.72)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.30)		(0.17)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	(0.24)		(0.31)		(0.46)		—
Net Asset Value, End of Period	$11.89		$10.28		$9.26		$10.44
Total Return(3)	18.30	%(4)(5)	14.30%		(7.26)%		4.40	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,951		$9,387		$9,763		$10,295
Ratio of Expenses Before Expense Limitation	0.73	%(6)	0.82%		1.51%		6.44	%(6)
Ratio of Expenses After Expense Limitation	0.53	%(6)(7)(8)	0.54	%(8)	0.51	%(8)	0.53	%(6)(8)
Ratio of Net Investment Income	2.48	%(6)(7)(8)	2.44	%(8)	2.00	%(8)	1.95	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	96	%(5)	178%		125%		82	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.54%	2.47%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Dynamic Value Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,				Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.21		$9.22		$10.42		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.22		0.19		0.10
Net Realized and Unrealized Gain (Loss)	1.71		1.08		(0.95)		0.32
Total from Investment Operations	1.83		1.30		(0.76)		0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.30)		(0.15)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	(0.20)		(0.31)		(0.44)		—
Net Asset Value, End of Period	$11.84		$10.21		$9.22		$10.42
Total Return(3)	18.19	%(4)(5)	13.96%		(7.70)%		4.20	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,621		$2,329		$1,379		$27
Ratio of Expenses Before Expense Limitation	1.03	%(6)	1.20%		2.18%		13.65	%(6)
Ratio of Expenses After Expense Limitation	0.86	%(6)(7)(8)	0.89	%(8)	0.89	%(8)	0.90	%(6)(8)
Ratio of Net Investment Income	2.15	%(6)(7)(8)	2.09	%(8)	1.81	%(8)	1.84	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	96	%(5)	178%		125%		82	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.88%	2.13%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Dynamic Value Portfolio

	Class C
	Six Months Ended March 31, 2024		Year Ended September 30,				Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.08		$9.14		$10.38		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.14		0.11		0.06
Net Realized and Unrealized Gain (Loss)	1.71		1.09		(0.93)		0.32
Total from Investment Operations	1.78		1.23		(0.82)		0.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.13)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	—		(0.29)		(0.42)		—
Net Asset Value, End of Period	$11.86		$10.08		$9.14		$10.38
Total Return(3)	17.66	%(4)(5)	13.31%		(8.32)%		3.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$345		$247		$1,736		$34
Ratio of Expenses Before Expense Limitation	2.54	%(6)	2.02%		2.77%		15.35	%(6)
Ratio of Expenses After Expense Limitation	1.63	%(6)(7)(8)	1.64	%(8)	1.64	%(8)	1.65	%(6)(8)
Ratio of Net Investment Income	1.38	%(6)(7)(8)	1.34	%(8)	1.06	%(8)	1.04	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	96	%(5)	178%		125%		82	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.64%	1.37%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Dynamic Value Portfolio

	Class R6(1)
	Six Months Ended March 31, 2024		Year Ended September 30,				Period from March 19, 2021(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.28		$9.25		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.26		0.29		0.11
Net Realized and Unrealized Gain (Loss)	1.72		1.09		(1.02)		0.33
Total from Investment Operations	1.86		1.35		(0.73)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.31)		(0.17)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	(0.25)		(0.32)		(0.46)		—
Net Asset Value, End of Period	$11.89		$10.28		$9.25		$10.44
Total Return(4)	18.41	%(5)(6)	14.43%		(7.35)%		4.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$129,459		$109,364		$88,921		$10
Ratio of Expenses Before Expense Limitation	0.65	%(7)	0.75%		1.49%		25.05	%(7)
Ratio of Expenses After Expense Limitation	0.48	%(7)(8)(9)	0.49	%(9)	0.49	%(9)	0.50	%(7)(9)
Ratio of Net Investment Income	2.53	%(7)(8)(9)	2.49	%(9)	2.85	%(9)	1.98	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(7)(10)
Portfolio Turnover Rate	96	%(6)	178%		125%		82	%(6)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Not annualized.

(7)  Annualized.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.49%	2.52%

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Dynamic Value Portfolio. The Fund seeks capital appreciation. The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$131,814	(1)	$—	$—	$131,814
Short-Term Investment
Investment Company	7,228		—	—	7,228
Total Return Swap Agreement	—		722	—	722
Total Assets	139,042		722	—	139,764
Liabilities:
Total Return Swap Agreement	—		(184)	—	(184)
Total	$139,042		$538	$—	$139,580

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Unrealized Appreciation on Swap Agreement	Equity Risk	$722
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Equity Risk	$(184)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$(2,126)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$1,503

At March 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Swap Agreements	$722	$(184)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2024:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$722	$(184)	$(400)	$138
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$184	$(184)	$—	$0

For the six months ended March 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Swap Agreements:
Average monthly notional amount	$31,842,000

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2024, approximately $91,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $115,249,000 and $119,428,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$6,500	$106,219	$105,491	$170
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2024 (000)
Liquidity Fund	$—	$—	$7,228

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended September 30, 2023, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,400	$49	$456	$4

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at September 30, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$2	$(2)

At September 30, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,307	$—

At September 30, 2023, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $796,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 92.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally,

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTDYVSAN
6574220 EXP 05.31.25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	31
Consolidated Statement of Operations	33
Consolidated Statements of Changes in Net Assets	34
Consolidated Financial Highlights	36
Notes to Consolidated Financial Statements	41
Liquidity Risk Management Program	54
Important Notices	55
U.S. Customer Privacy Notice	56
Trustees and Officers Information	59

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,132.90	$1,021.70	$3.52	$3.34	0.66%
Global Strategist Portfolio Class A	1,000.00	1,131.00	1,020.35	4.95	4.70	0.93
Global Strategist Portfolio Class L	1,000.00	1,128.50	1,017.75	7.72	7.31	1.45
Global Strategist Portfolio Class C	1,000.00	1,126.70	1,016.20	9.36	8.87	1.76
Global Strategist Portfolio Class R6	1,000.00	1,133.60	1,022.00	3.20	3.03	0.60

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period.

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (43.3%)
Agency Fixed Rate Mortgages (4.0%)
United States (4.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 4/1/52	$2,452	$1,973
4.50%, 1/1/49	58	56
Gold Pools:
3.50%, 1/1/44 - 6/1/45	447	409
4.50%, 1/1/49	15	15
6.50%, 5/1/32	19	20
7.50%, 5/1/35	1	1
Federal National Mortgage Association,
April TBA
2.00%, 4/1/54 (a)	1,350	1,068
3.00%, 4/1/54 (a)	300	258
3.50%, 4/1/54 (a)	960	859
4.00%, 4/1/54 (a)	1,000	926
4.50%, 4/1/54 (a)	1,120	1,067
5.00%, 4/1/54 (a)	2,860	2,792
5.50%, 4/1/54 (a)	1,500	1,493
6.00%, 4/1/54 (a)	2,030	2,050
Conventional Pools:
2.00%, 3/1/52	1,795	1,422
2.50%, 9/1/52	2,831	2,343
3.00%, 7/1/49 - 6/1/52	4,975	4,311
3.50%, 3/1/47 - 1/1/51	953	865
4.00%, 4/1/45 - 9/1/45	481	454
4.50%, 3/1/41 - 11/1/44	73	71
5.00%, 1/1/41 - 3/1/41	201	203
6.00%, 1/1/38	2	2
6.50%, 12/1/29	3	3
7.50%, 8/1/37	2	3
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	116	111
4.50%, 6/20/49	24	23
5.00%, 2/20/49 - 6/20/49	58	58
5.50%, 8/15/39	14	15
		22,871
Asset-Backed Securities (0.6%)
United States (0.6%)
ACM Auto Trust, Class A
7.97%, 6/20/30 (b)	526	530
HGI CRE CLO Ltd.,
1 Month Term SOFR + 1.11%, 6.44%, 9/17/36 (b)(c)	274	273
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 6.20%, 12/25/32 (c)	475	435
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)	700	678
	Face Amount (000)		Value (000)
SASCO Mortgage Loan Trust,
1 Month Term SOFR + 2.29%, 5.11%, 5/25/34 (c)		$70	$69
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 4.50%, 7/25/39 (c)	EUR	267	274
VINE Trust, Class A
4.75%, 12/17/40 (b)		$1,000	963
			3,222
Commercial Mortgage-Backed Securities (0.6%)
United States (0.6%)
Ashford Hospitality Trust,
1 Month Term SOFR + 2.02%, 7.35%, 6/15/35 (b)(c)		250	244
BPR Trust,
1 Month Term SOFR + 3.00%, 8.33%, 5/15/39 (b)(c)		400	403
Commercial Mortgage Trust,
4.76%, 7/15/47 (b)(c)		152	139
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 2.70%, 8.02%, 6/15/39 (b)(c)		1,000	1,004
1 Month Term SOFR + 3.14%, 8.47%, 9/9/24 (b)(c)		500	503
Life Mortgage Trust,
1 Month Term SOFR + 1.30%, 6.62%, 5/15/39 (b)(c)		500	497
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.51%, 5/15/37 (b)(c)		500	506
WFRBS Commercial Mortgage Trust,
4.63%, 9/15/46 (b)(c)		229	207
			3,503
Corporate Bonds (9.6%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	492
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	425
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		$575	491
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	350	370
Westpac Banking Corp.,
2.67%, 11/15/35		$650	537
			2,315
Brazil (0.0%)‡
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc.,
2.50%, 1/15/27		350	323
Canada (1.0%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	274

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Canada (cont'd)
Province of Ontario Canada,
2.30%, 6/15/26		$970	$920
4.10%, 3/4/33	CAD	1,300	961
4.20%, 1/18/29		$890	879
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	1,241
4.50%, 4/3/29 (e)		$1,000	1,001
Rogers Communications, Inc.,
3.80%, 3/15/32		475	427
			5,703
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	332
France (1.1%)
AXA SA,
3.25%, 5/28/49	EUR	500	518
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	416
1.25%, 12/5/25	GBP	400	473
3.75%, 2/1/33	EUR	600	662
BNP Paribas SA,
1.13%, 6/11/26		485	497
1.25%, 7/13/31	GBP	200	196
4.38%, 1/13/29	EUR	400	444
BPCE SA,
4.00%, 11/29/32		400	450
5.15%, 7/21/24 (b)		$925	921
5.75%, 6/1/33	EUR	500	572
Credit Agricole SA,
3.88%, 4/20/31		700	780
Orange SA,
5.00%, 10/1/26 (f)		250	275
			6,204
Germany (0.7%)
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		2,290	2,160
RWE AG,
3.63%, 1/10/32		590	640
Volkswagen International Finance NV, Series 10Y
1.88%, 3/30/27		1,100	1,128
			3,928
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47		400	450
Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		$800	706
Korea, Republic of (0.3%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		810	804
	Face Amount (000)		Value (000)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		$730	$674
			1,478
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	391
Logicor Financing SARL,
1.50%, 7/13/26		300	305
			696
Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (f)		425	460
Spain (0.2%)
Banco Santander SA,
3.13%, 1/19/27		400	425
5.18%, 11/19/25		$800	792
			1,217
Supranational (0.3%)
Corp. Andina de Fomento,
5.00%, 1/24/29		770	767
MTN
5.30%, 2/19/29	AUD	1,670	1,093
			1,860
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	369
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	530
United Kingdom (0.6%)
BAT Capital Corp.,
3.56%, 8/15/27		903	855
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	361
2.63%, 11/7/25		$525	515
5.55%, 3/4/30		425	428
Lloyds Banking Group PLC,
2.25%, 10/16/24	GBP	400	496
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32		200	263
NGG Finance PLC,
5.63%, 6/18/73		350	438
			3,356
United States (4.3%)
Air Lease Corp.,
3.13%, 12/1/30		$200	176
Amazon.com, Inc.,
3.10%, 5/12/51		250	180
3.88%, 8/22/37		325	294

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Aon North America, Inc.,
5.45%, 3/1/34		$675	$683
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	416
2.90%, 12/4/26	GBP	350	419
3.65%, 6/1/51		$625	459
Bank of America Corp.,
4.38%, 4/27/28		575	561
5.47%, 1/23/35		1,200	1,208
Bank of New York Mellon Corp., MTN
5.19%, 3/14/35		550	548
Bristol-Myers Squibb Co.,
5.55%, 2/22/54		225	232
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		950	968
Centene Corp.,
2.50%, 3/1/31		1,050	865
Charles Schwab Corp.,
5.85%, 5/19/34		710	727
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.38%, 10/23/35		200	198
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	400
Citigroup, Inc.,
3.06%, 1/25/33		$1,300	1,106
Comcast Corp.,
2.89%, 11/1/51		325	211
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	214
4.85%, 1/31/34		175	172
Foundry JV Holdco LLC,
5.88%, 1/25/34 (b)		275	276
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	817
Global Payments, Inc.,
4.45%, 6/1/28		625	605
Goldman Sachs Group, Inc.,
2.38%, 7/21/32		775	636
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	813
JPMorgan Chase & Co.,
6.25%, 10/23/34		1,450	1,550
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	232
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	511
Microsoft Corp.,
1.35%, 9/15/30 (b)		1,225	1,012
New York Life Global Funding,
5.00%, 1/9/34 (b)		275	272
	Face Amount (000)		Value (000)
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		$1,225	$1,095
ONEOK, Inc.,
6.05%, 9/1/33		450	469
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		75	74
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,013
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	301
Republic Services, Inc.,
5.00%, 4/1/34		$275	273
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	78
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	596
1.88%, 10/1/49		100	78
U.S. Bancorp,
5.84%, 6/12/34		$462	471
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	501
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	327
2.36%, 3/15/32		$575	473
3.40%, 3/22/41		375	293
Vontier Corp.,
2.40%, 4/1/28		250	222
Warnermedia Holdings, Inc.,
4.28%, 3/15/32		775	693
5.05%, 3/15/42		125	107
Wells Fargo & Co., MTN
5.57%, 7/25/29		425	430
Williams Cos., Inc.,
5.30%, 8/15/52		475	454
			24,709
			54,636
Mortgages — Other (1.1%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 5.02%, 4/22/33 (c)	EUR	77	79
Ireland (0.0%)‡
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 4.68%, 6/24/50 (b)(c)		266	287
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 5.17%, 1/25/39 (c)		351	351
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 4.18%, 6/18/38 (c)		200	212

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 7.44%, 4/17/44 (c)	GBP	160	$196
			408
United States (0.9%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36 (c)		$21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		620	520
BX Commercial Mortgage Trust,
1 Month Term SOFR + 2.28%, 7.61%, 6/15/40 (b)(c)		400	402
ChaseFlex Trust,
6.00%, 2/25/37		20	8
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		45	38
3.00%, 7/25/46		16	13
3.00%, 12/25/46		57	48
3.00%, 5/25/47		104	89
3.50%, 5/25/45		18	15
3.50%, 9/25/45		39	33
3.50%, 7/25/46		24	20
4.00%, 5/25/45		4	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		499	402
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	4
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		428	346
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		472	397
3.00%, 9/25/52 (b)(c)		509	428
3.25%, 7/25/52 (b)(c)		593	513
Lehman Mortgage Trust,
6.50%, 9/25/37		17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		499	404
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		477	401
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)(c)		317	321
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		575	464
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		217	187
3.00%, 10/25/58		25	21
4.00%, 10/25/58		24	22
			5,112
			6,237
	Face Amount (000)		Value (000)
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI,
Series A
4.45%, 4/1/2122 (Cost $300)		$300	$259
Sovereign (21.0%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	1,610	858
Treasury Corp. of Victoria,
MTN
5.25%, 9/15/38		1,990	1,319
			2,177
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	333
Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		170	169
1.70%, 6/22/50		480	375
3.45%, 6/22/43		650	723
			1,267
Brazil (1.9%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	55,213	10,965
Canada (0.6%)
Canada Government Bonds,
3.25%, 12/1/33	CAD	4,180	3,035
Canadian Government Bond,
2.00%, 12/1/51		100	56
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	561
			3,652
China (7.0%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	499
3.79%, 10/26/30		3,430	513
China Development Bank,
3.07%, 3/10/30		7,380	1,056
3.34%, 7/14/25		3,430	482
China Government Bond,
2.37%, 1/20/27		16,900	2,355
2.76%, 5/15/32		157,550	22,352
2.80%, 11/15/32		13,900	1,980
3.12%, 10/25/52		2,920	443
3.13%, 11/21/29		26,150	3,780
3.27%, 11/19/30		23,460	3,438
3.52%, 4/25/46		1,430	227
3.53%, 10/18/51		1,300	211
3.81%, 9/14/50		4,070	686
3.86%, 7/22/49		6,000	1,015

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
China (cont'd)
Export-Import Bank of China,
2.93%, 3/2/25	CNY	3,470	$484
			39,521
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	1,634,000	364
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	216
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	406
Estonia (0.1%)
Estonia Government International Bonds,
3.25%, 1/17/34	EUR	380	406
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34		370	342
France (1.5%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	646
French Republic Government Bond OAT,
0.00%, 11/25/29		7,130	6,649
2.00%, 5/25/48		930	802
SNCF Reseau,
1.88%, 3/30/34		400	384
			8,481
Germany (1.8%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36		3,930	3,597
0.25%, 2/15/29		1,580	1,547
1.70%, 8/15/32		1,820	1,884
4.25%, 7/4/39		1,330	1,759
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,386
			10,173
Greece (1.0%)
Hellenic Republic Government Bonds,
3.38%, 6/15/34		1,000	1,079
4.25%, 6/15/33		4,020	4,672
			5,751
Hong Kong (0.0%)‡
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	249
Hungary (0.1%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	114
4.75%, 11/24/32		109,610	263
Hungary Government International Bonds,
4.00%, 7/25/29	EUR	229	247
			624
	Face Amount (000)		Value (000)
Indonesia (0.4%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	$257
7.00%, 2/15/33		12,500,000	806
8.25%, 5/15/29		1,408,000	95
8.38%, 3/15/34		17,072,000	1,206
			2,364
Italy (0.8%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29	EUR	160	152
2.50%, 12/1/32		1,070	1,071
4.00%, 11/15/30		1,600	1,793
4.45%, 9/1/43		358	405
4.50%, 10/1/53		550	625
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	741
			4,787
Japan (1.5%)
Japan Bank for International Cooperation,
4.38%, 1/24/31		460	456
Japan Government Ten Year Bond,
0.10%, 6/20/31	JPY	216,000	1,389
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,136
0.40%, 9/20/49		341,000	1,675
0.60%, 6/20/50		165,300	847
Japan Government Twenty Year Bond,
0.40%, 6/20/41		551,000	3,138
			8,641
Korea, Republic of (0.3%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	592
2.38%, 6/25/24		510	506
Korea Development Bank,
0.80%, 7/19/26		590	538
			1,636
Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	1,870	388
3.89%, 8/15/29		2,330	498
			886
Mexico (0.2%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	341
7.75%, 5/29/31		5,000	277
8.50%, 5/31/29		5,900	344
			962
Netherlands (0.2%)
Nederlandse Waterschapsbank NV,
1.00%, 5/28/30 (b)		$376	306

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Netherlands (cont'd)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	970	$897
2.75%, 1/15/47		90	99
			1,302
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	194
Norway (0.0%)‡
Norway Government Bond,
2.13%, 5/18/32	NOK	790	66
Poland (0.0%)‡
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,300	250
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	430	308
Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	703
Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	524
2.70%, 10/31/48		410	375
2.80%, 5/31/26		1,000	1,074
3.45%, 7/30/66		120	121
Spain Government Bonds,
3.25%, 4/30/34		2,700	2,937
			5,031
Sweden (0.1%)
Sweden Government Bond,
1.75%, 11/11/33	SEK	5,100	452
Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	27,000	719
United Kingdom (1.1%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	820	834
0.63%, 10/22/50		2,170	1,143
0.88%, 7/31/33		1,600	1,547
1.25%, 10/22/41		500	396
1.63%, 10/22/28		550	632
3.50%, 10/22/25 - 1/22/45		1,360	1,613
			6,165
			119,393
Supranational (0.7%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	300	151
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	207
European Financial Stability Facility,
3.00%, 9/4/34	EUR	750	822
	Face Amount (000)		Value (000)
European Investment Bank,
0.00%, 1/14/31	EUR	1,200	$1,082
International Bank for Reconstruction & Development,
4.25%, 9/18/30	CAD	2,080	1,570
			3,832
U.S. Treasury Securities (5.7%)
United States (5.7%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,850	3,657
1.75%, 8/15/41		1,770	1,195
2.50%, 2/15/45		410	300
2.75%, 8/15/47		920	689
2.88%, 5/15/49		44	34
U.S. Treasury Notes,
0.38%, 12/31/25		8,300	7,700
0.50%, 4/30/27		530	471
1.13%, 10/31/26		2,210	2,030
1.38%, 10/31/28 - 11/15/31		8,280	7,154
1.50%, 2/15/30		840	722
1.88%, 6/30/26 - 2/15/32		2,580	2,372
2.13%, 5/15/25		1,390	1,347
3.38%, 5/15/33		3,940	3,692
4.13%, 9/30/27		760	754
			32,117
Total Fixed Income Securities (Cost $259,664)			246,070
	Shares
Common Stocks (36.9%)
Australia (1.0%)
Ampol Ltd.		1,133	29
ANZ Group Holdings Ltd.		14,964	287
APA Group		6,186	34
Aristocrat Leisure Ltd.		2,796	78
ASX Ltd.		923	40
Aurizon Holdings Ltd.		8,681	23
BHP Group Ltd.		24,401	706
BlueScope Steel Ltd.		2,167	34
Brambles Ltd.		6,725	71
CAR Group Ltd.		1,721	41
Cochlear Ltd.		310	68
Coles Group Ltd.		6,387	71
Commonwealth Bank of Australia		7,998	627
Computershare Ltd.		2,568	44
CSL Ltd.		2,310	433
Dexus REIT		5,114	26
Endeavour Group Ltd.		7,007	25
Fortescue Ltd.		8,058	135
Goodman Group REIT		8,229	181
GPT Group REIT		9,182	27
IDP Education Ltd.		1,295	15
IGO Ltd.		3,332	15
Insurance Australia Group Ltd.		11,721	49

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
James Hardie Industries PLC (g)	2,123	$85
Lottery Corp. Ltd.	10,647	36
Macquarie Group Ltd.	1,763	229
Medibank Pvt Ltd.	13,164	32
Mineral Resources Ltd.	852	39
Mirvac Group REIT	19,097	29
National Australia Bank Ltd.	15,393	349
Northern Star Resources Ltd.	5,625	53
Orica Ltd.	2,174	26
Origin Energy Ltd.	8,300	50
Pilbara Minerals Ltd.	14,124	35
Qantas Airways Ltd. (g)	4,102	15
QBE Insurance Group Ltd.	7,176	85
Ramsay Health Care Ltd.	866	32
REA Group Ltd.	251	30
Reece Ltd.	1,078	20
Rio Tinto Ltd.	1,780	141
Santos Ltd.	15,484	78
Scentre Group REIT	24,793	55
SEEK Ltd.	1,725	28
Sonic Healthcare Ltd.	2,153	41
South32 Ltd.	22,023	43
Stockland REIT	11,416	36
Suncorp Group Ltd.	6,094	65
Telstra Group Ltd.	19,436	49
Transurban Group (Units)	14,746	128
Treasury Wine Estates Ltd.	3,816	31
Vicinity Ltd. REIT	18,501	26
Washington H Soul Pattinson & Co. Ltd.	1,107	24
Wesfarmers Ltd.	5,379	240
Westpac Banking Corp.	16,807	286
WiseTech Global Ltd.	790	48
Woodside Energy Group Ltd.	8,966	179
Woolworths Group Ltd.	5,811	126
Xero Ltd. (g)	694	60
		5,888
Austria (0.1%)
Erste Group Bank AG	7,461	333
OMV AG	808	38
Verbund AG	374	27
Voestalpine AG	630	18
		416
Belgium (0.2%)
Ageas SA	782	36
Anheuser-Busch InBev SA	4,221	257
Argenx SE (g)	282	111
D'ieteren Group	105	23
Elia Group SA	144	15
Groupe Bruxelles Lambert NV	431	33
KBC Group NV	5,278	396
Lotus Bakeries NV	2	19
	Shares	Value (000)
Sofina SA	74	$17
Syensqo SA (g)	381	36
UCB SA	612	76
Umicore SA	1,028	22
Warehouses De Pauw CVA REIT	862	25
		1,066
Canada (1.7%)
Agnico Eagle Mines Ltd.	2,362	141
Air Canada (g)	861	13
Algonquin Power & Utilities Corp.	3,064	19
Alimentation Couche-Tard, Inc.	3,616	206
AltaGas Ltd.	1,401	31
ARC Resources Ltd.	2,916	52
Bank of Montreal	3,344	327
Bank of Nova Scotia	5,636	292
Barrick Gold Corp. (LSE)	6,366	106
Barrick Gold Corp. (NYSE)	1,893	31
BCE, Inc.	360	12
Brookfield Asset Management Ltd., Class A	1,720	72
Brookfield Corp.	6,590	276
Brookfield Renewable Corp., Class A	677	17
BRP, Inc.	173	12
CAE, Inc. (g)	1,564	32
Cameco Corp.	2,020	87
Canadian Apartment Properties REIT	404	14
Canadian Imperial Bank of Commerce	4,214	214
Canadian National Railway Co.	2,652	349
Canadian Natural Resources Ltd.	5,192	396
Canadian Pacific Kansas City Ltd.	4,239	374
Canadian Tire Corp. Ltd., Class A	259	26
Canadian Utilities Ltd., Class A	651	15
CCL Industries, Inc., Class B	733	37
Cenovus Energy, Inc.	6,811	136
CGI, Inc. (g)	1,017	112
Constellation Software, Inc.	99	270
Descartes Systems Group, Inc. (g)	410	38
Dollarama, Inc.	1,399	107
Element Fleet Management Corp.	1,948	32
Emera, Inc.	1,372	48
Empire Co. Ltd., Class A	706	17
Enbridge, Inc.	9,962	360
Fairfax Financial Holdings Ltd.	104	112
First Quantum Minerals Ltd.	2,740	29
FirstService Corp.	198	33
Fortis, Inc.	2,345	93
Franco-Nevada Corp.	979	117
George Weston Ltd.	306	41
GFL Environmental, Inc.	1,117	39
Gildan Activewear, Inc.	838	31
Great-West Lifeco, Inc.	1,366	44
Hydro One Ltd.	1,551	45
iA Financial Corp., Inc.	499	31

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
IGM Financial, Inc.	410	$11
Imperial Oil Ltd.	996	69
Intact Financial Corp.	881	143
Ivanhoe Mines Ltd., Class A (g)	2,800	33
Keyera Corp.	1,139	29
Kinross Gold Corp.	5,809	36
Loblaw Cos. Ltd.	773	86
Lundin Mining Corp.	3,060	31
Magna International, Inc.	1,349	74
Manulife Financial Corp.	8,293	207
MEG Energy Corp. (g)	1,429	33
Metro, Inc.	1,130	61
National Bank of Canada	1,668	140
Northland Power, Inc.	1,309	21
Nutrien Ltd.	2,281	124
Onex Corp.	336	25
Open Text Corp.	1,323	51
Pan American Silver Corp.	1,730	26
Parkland Corp.	704	22
Pembina Pipeline Corp.	2,615	92
Power Corp. of Canada	2,617	73
Quebecor, Inc., Class B	758	17
RB Global, Inc.	892	68
Restaurant Brands International, Inc.	1,393	111
RioCan Real Estate Investment Trust REIT	728	10
Rogers Communications, Inc., Class B	1,749	72
Royal Bank of Canada	6,547	660
Saputo, Inc.	1,243	24
Shopify, Inc., Class A (g)	5,668	437
Stantec, Inc.	546	45
Sun Life Financial, Inc.	2,781	152
Suncor Energy, Inc.	6,235	230
TC Energy Corp.	4,804	193
Teck Resources Ltd., Class B	2,157	99
TELUS Corp.	2,279	36
TFI International, Inc.	408	65
Thomson Reuters Corp.	776	121
TMX Group Ltd.	1,358	36
Toromont Industries Ltd.	405	39
Toronto-Dominion Bank	8,537	515
Tourmaline Oil Corp.	1,656	77
West Fraser Timber Co. Ltd.	283	24
Wheaton Precious Metals Corp.	2,162	102
WSP Global, Inc.	611	102
		9,508
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)	42,000	—
Denmark (0.5%)
AP Moller — Maersk AS Series B	39	50
Carlsberg AS Series B	463	63
Coloplast AS Series B	634	86
	Shares	Value (000)
Danske Bank AS	3,269	$98
Demant AS (g)	479	24
DSV AS	876	142
Genmab AS (g)	325	98
Novo Nordisk AS, Class B	15,583	1,999
Novozymes AS Series B	1,735	102
Orsted AS (g)	876	49
Pandora AS	396	64
Rockwool AS, Class B (g)	45	15
Tryg AS	1,642	34
Vestas Wind Systems AS (g)	4,803	134
		2,958
Finland (0.3%)
Elisa OYJ	679	30
Fortum OYJ	2,193	27
Kesko OYJ, Class B	1,329	25
Kone OYJ, Class B	1,627	76
Metso OYJ	3,198	38
Neste OYJ	2,030	55
Nokia OYJ	25,644	91
Nordea Bank Abp	67,185	760
Orion OYJ, Class B	521	19
Sampo OYJ, Class A	2,177	93
Stora Enso OYJ, Class R	2,865	40
UPM-Kymmene OYJ	2,642	88
Wartsila OYJ Abp	2,311	35
		1,377
France (2.1%)
Accor SA	971	45
Aeroports de Paris SA	171	23
Air Liquide SA	2,578	536
Airbus SE	2,952	544
Alstom SA	1,439	22
Amundi SA	305	21
ArcelorMittal SA	2,494	68
Arkema SA	294	31
AXA SA	8,937	336
BioMerieux	205	23
BNP Paribas SA	22,162	1,578
Bollore SE	3,667	24
Bouygues SA	945	39
Bureau Veritas SA	1,450	44
Capgemini SE	769	177
Carrefour SA	2,849	49
Cie de Saint-Gobain SA	2,223	172
Cie Generale des Etablissements Michelin SCA	3,354	128
Covivio SA REIT	251	13
Credit Agricole SA	22,567	337
Danone SA	3,173	205
Dassault Aviation SA	103	23
Dassault Systemes SE	3,287	145
Edenred SE	1,237	66

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Eiffage SA	362	$41
Engie SA	9,037	151
EssilorLuxottica SA	1,452	328
Eurazeo SE	214	19
Eurofins Scientific SE	670	43
Euronext NV	421	40
Gecina SA REIT	229	23
Getlink SE	1,769	30
Hermes International SCA	156	399
Ipsen SA	187	22
Kering SA	365	145
Klepierre SA REIT	1,066	28
La Francaise des Jeux SAEM	518	21
Legrand SA	1,312	139
L'Oreal SA	1,185	561
LVMH Moet Hennessy Louis Vuitton SE	1,369	1,232
Orange SA	9,146	108
Pernod Ricard SA	1,012	164
Pluxee NV (g)	435	13
Publicis Groupe SA	1,125	123
Remy Cointreau SA	115	12
Renault SA	948	48
Safran SA	1,690	383
Sanofi SA	5,608	546
Sartorius Stedim Biotech (g)	138	39
Schneider Electric SE	2,685	607
SEB SA	123	16
Societe Generale SA	15,604	418
Sodexo SA	435	37
STMicroelectronics NV	3,374	145
Teleperformance SE	290	28
Thales SA	524	89
TotalEnergies SE	11,250	774
Unibail-Rodamco-Westfield REIT (g)	583	47
Veolia Environnement SA	3,337	109
Vinci SA	2,519	323
Vivendi SE	3,333	36
Worldline SA (g)	1,193	15
		11,951
Germany (1.3%)
adidas AG	801	179
Allianz SE (Registered)	2,001	600
BASF SE	4,381	250
Bayer AG (Registered)	4,897	150
Bayerische Motoren Werke AG	1,571	181
Bayerische Motoren Werke AG (Preference)	290	31
Bechtle AG	406	21
Beiersdorf AG	492	72
Brenntag SE	690	58
Carl Zeiss Meditec AG	184	23
Commerzbank AG	22,287	306
Continental AG	547	39
	Shares	Value (000)
Covestro AG (g)	961	$53
Daimler Truck Holding AG	2,617	133
Delivery Hero SE (g)	899	26
Deutsche Bank AG (Registered)	9,578	151
Deutsche Boerse AG	940	192
Deutsche Lufthansa AG (Registered) (g)	2,971	23
Deutsche Post AG (Registered)	4,875	210
Deutsche Telekom AG (Registered)	15,984	388
Dr Ing hc F Porsche AG (Preference)	564	56
E.ON SE	11,042	154
Evonik Industries AG	1,145	23
Fresenius Medical Care AG	1,009	39
Fresenius SE & Co. KGaA	2,068	56
GEA Group AG	812	34
Hannover Rueck SE (Registered)	295	81
Heidelberg Materials AG	684	75
HelloFresh SE (g)	776	5
Henkel AG & Co. KGaA	509	37
Henkel AG & Co. KGaA (Preference)	828	67
Infineon Technologies AG	6,428	219
Knorr-Bremse AG	362	27
LEG Immobilien SE (g)	367	31
Mercedes-Benz Group AG (Registered)	3,952	315
Merck KGaA	654	115
MTU Aero Engines AG	273	69
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	674	329
Nemetschek SE	282	28
Porsche Automobil Holding SE (Preference)	756	40
Puma SE	523	24
QIAGEN NV (g)	1,100	47
Rational AG	25	22
Rheinmetall AG	216	121
RWE AG	3,106	106
SAP SE	5,175	1,008
Sartorius AG (Preference) (g)	130	52
Scout24 SE	366	28
Siemens AG (Registered)	3,761	718
Siemens Energy AG (g)	2,617	48
Siemens Healthineers AG (g)	1,389	85
Symrise AG	656	78
Talanx AG	315	25
Volkswagen AG	145	22
Volkswagen AG (Preference)	1,015	135
Vonovia SE	3,612	107
Wacker Chemie AG	91	10
Zalando SE (g)	1,116	32
		7,554
Hong Kong (0.3%)
AIA Group Ltd.	54,543	367
BOC Hong Kong Holdings Ltd.	17,841	48
Budweiser Brewing Co. APAC Ltd.	8,263	12
CK Asset Holdings Ltd.	9,096	38

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
CK Hutchison Holdings Ltd.	12,942	$62
CK Infrastructure Holdings Ltd.	3,099	18
CLP Holdings Ltd.	7,633	61
ESR Group Ltd.	10,640	11
Futu Holdings Ltd. ADR (g)	267	14
Galaxy Entertainment Group Ltd.	10,955	55
Hang Lung Properties Ltd.	8,754	9
Hang Seng Bank Ltd.	3,560	39
Henderson Land Development Co. Ltd.	7,030	20
HKT Trust & HKT Ltd.	17,883	21
Hong Kong & China Gas Co. Ltd.	52,880	40
Hong Kong Exchanges & Clearing Ltd.	5,803	169
Hongkong Land Holdings Ltd.	5,268	16
Jardine Matheson Holdings Ltd.	793	30
Link REIT	12,441	54
MTR Corp. Ltd.	7,106	23
New World Development Co. Ltd.	7,389	8
Power Assets Holdings Ltd.	6,251	37
Sands China Ltd. (g)	11,490	32
Sino Land Co. Ltd.	18,462	19
SITC International Holdings Co. Ltd.	6,732	12
Sun Hung Kai Properties Ltd.	6,601	64
Swire Pacific Ltd., Class A	2,079	17
Swire Properties Ltd.	5,579	12
Techtronic Industries Co. Ltd.	6,180	84
WH Group Ltd.	40,224	27
Wharf Holdings Ltd.	5,390	18
Wharf Real Estate Investment Co. Ltd.	8,282	27
Xinyi Glass Holdings Ltd.	8,261	9
		1,473
Ireland (0.2%)
AIB Group PLC	32,751	166
Bank of Ireland Group PLC	21,998	225
CRH PLC	3,421	295
Flutter Entertainment PLC (g)	825	164
Kerry Group PLC, Class A	742	64
Kingspan Group PLC	722	66
Smurfit Kappa Group PLC	1,225	56
		1,036
Israel (0.1%)
Azrieli Group Ltd.	218	16
Bank Hapoalim BM	6,518	61
Bank Leumi Le-Israel BM	7,820	65
Check Point Software Technologies Ltd. (g)	481	79
CyberArk Software Ltd. (g)	215	57
Elbit Systems Ltd.	137	29
Global-e Online Ltd. (g)	464	17
ICL Group Ltd.	3,970	21
Israel Discount Bank Ltd., Class A	6,347	33
Mizrahi Tefahot Bank Ltd.	793	30
Monday.com Ltd. (g)	137	31
Nice Ltd. (g)	325	84
	Shares	Value (000)
Teva Pharmaceutical Industries Ltd. ADR (g)	5,763	$81
Wix.com Ltd. (g)	279	38
		642
Italy (0.8%)
Amplifon SpA	599	22
Assicurazioni Generali SpA	4,962	126
Banco BPM SpA	25,351	169
Davide Campari-Milano NV	2,563	26
DiaSorin SpA	110	11
Enel SpA	39,588	261
Eni SpA	11,591	183
EXOR NV	974	108
Ferrari NV	616	269
FinecoBank Banca Fineco SpA	12,967	194
Infrastrutture Wireless Italiane SpA	1,659	19
Intesa Sanpaolo SpA	326,979	1,187
Leonardo SpA	1,985	50
Mediobanca Banca di Credito Finanziario SpA	11,646	174
Moncler SpA	1,005	75
Nexi SpA (g)	2,881	18
Poste Italiane SpA	2,553	32
Prysmian SpA	1,286	67
Recordati Industria Chimica e Farmaceutica SpA	505	28
Snam SpA	9,854	46
Stellantis NV	10,779	306
Telecom Italia SpA (Milano) (g)	49,137	12
Tenaris SA	2,314	46
Terna — Rete Elettrica Nazionale	6,808	56
UniCredit SpA	33,734	1,281
		4,766
Netherlands (1.0%)
ABN AMRO Bank NV CVA	10,079	173
Adyen NV (g)	109	184
Aegon Ltd.	8,090	49
AerCap Holdings NV (g)	1,001	87
Akzo Nobel NV	849	64
ASM International NV	233	143
ASML Holding NV	1,995	1,934
ASR Nederland NV	800	39
BE Semiconductor Industries NV	381	58
Coca-Cola Europacific Partners PLC	1,032	72
DSM BV (g)	890	92
DSM-Firmenich AG	922	105
Heineken Holding NV	643	52
Heineken NV	1,422	137
IMCD NV	284	50
ING Groep NV	76,667	1,262
JDE Peet's NV	481	10
Koninklijke Ahold Delhaize NV	4,778	143
Koninklijke KPN NV	16,673	62
Koninklijke Philips NV	3,885	78
NN Group NV	1,349	62
OCI NV	523	14

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (cont'd)
Prosus NV (g)	7,306	$229
Randstad NV	549	29
Universal Music Group NV	4,048	122
Wolters Kluwer NV	1,221	191
		5,441
New Zealand (0.0%)‡
Auckland International Airport Ltd.	6,820	34
EBOS Group Ltd.	799	16
Fisher & Paykel Healthcare Corp. Ltd.	3,061	47
Mercury NZ Ltd.	3,599	15
Meridian Energy Ltd.	6,516	23
Spark New Zealand Ltd.	9,458	27
		162
Norway (0.1%)
Adevinta ASA (g)	1,664	17
Aker BP ASA	1,514	38
DNB Bank ASA	4,384	87
Equinor ASA	4,294	115
Gjensidige Forsikring ASA	946	14
Kongsberg Gruppen ASA	415	29
Mowi ASA	2,182	40
Norsk Hydro ASA	6,167	34
Orkla ASA	3,296	23
Salmar ASA	342	23
Telenor ASA	3,036	34
Yara International ASA	792	25
		479
Philippines (0.0%)‡
Aboitiz Equity Ventures, Inc.	3,187	3
Ayala Corp.	467	5
Ayala Land, Inc.	12,642	7
Bank of the Philippine Islands	3,620	8
BDO Unibank, Inc.	4,408	12
International Container Terminal Services, Inc.	1,941	11
JG Summit Holdings, Inc.	4,925	3
Jollibee Foods Corp.	825	4
Manila Electric Co.	531	3
Metropolitan Bank & Trust Co.	3,348	4
PLDT, Inc.	141	3
SM Investments Corp.	447	8
SM Prime Holdings, Inc.	18,855	11
Universal Robina Corp.	1,664	3
		85
Portugal (0.0%)‡
EDP — Energias de Portugal SA	14,743	58
EDP Renovaveis SA	1,461	20
Galp Energia SGPS SA	2,130	35
Jeronimo Martins SGPS SA	1,334	26
		139
	Shares	Value (000)
Singapore (0.2%)
CapitaLand Ascendas REIT	17,065	$35
CapitaLand Integrated Commercial Trust REIT	24,415	36
CapitaLand Investment Ltd.	12,267	24
City Developments Ltd.	2,328	10
DBS Group Holdings Ltd.	8,296	221
Genting Singapore Ltd.	27,818	18
Grab Holdings Ltd., Class A (g)	8,737	28
Jardine Cycle & Carriage Ltd.	481	9
Keppel Ltd.	6,667	36
Mapletree Logistics Trust REIT	15,933	17
Mapletree Pan Asia Commercial Trust REIT	10,788	10
Oversea-Chinese Banking Corp. Ltd.	15,577	156
Sea Ltd. ADR (g)	1,767	95
Seatrium Ltd. (g)	204,528	12
Sembcorp Industries Ltd.	4,146	17
Singapore Airlines Ltd.	6,748	32
Singapore Exchange Ltd.	3,966	27
Singapore Technologies Engineering Ltd.	7,171	21
Singapore Telecommunications Ltd.	37,730	71
United Overseas Bank Ltd.	5,830	127
UOL Group Ltd.	2,176	9
Wilmar International Ltd.	9,083	23
		1,034
Spain (0.9%)
Acciona SA	122	15
ACS Actividades de Construccion y Servicios SA	1,010	42
Aena SME SA	368	73
Amadeus IT Group SA	2,216	142
Banco Bilbao Vizcaya Argentaria SA	125,740	1,497
Banco Santander SA	340,552	1,664
CaixaBank SA	87,004	422
Cellnex Telecom SA (g)	2,784	99
Corp. ACCIONA Energias Renovables SA	327	7
Enagas SA	1,215	18
Endesa SA	1,554	29
Ferrovial SE	2,510	99
Grifols SA (g)	1,462	13
Iberdrola SA	29,573	367
Industria de Diseno Textil SA	5,344	269
Naturgy Energy Group SA	616	13
Redeia Corp. SA	1,986	34
Repsol SA	6,299	105
Telefonica SA	25,267	112
		5,020
Sweden (0.4%)
Alfa Laval AB	1,374	54
Assa Abloy AB, Class B	4,775	137
Atlas Copco AB, Class A	20,306	327
Beijer Ref AB	1,845	27
Boliden AB	1,312	36
Epiroc AB, Class A	4,962	89
EQT AB	1,742	55

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Essity AB, Class B	2,888	$69
Evolution AB	875	109
Fastighets AB Balder, Class B (g)	3,149	23
Getinge AB, Class B	1,096	22
H & M Hennes & Mauritz AB, Class B	3,092	50
Hexagon AB, Class B	9,908	117
Holmen AB, Class B (g)	384	16
Husqvarna AB, Class B	1,674	14
Industrivarden AB, Class A	1,318	45
Indutrade AB (g)	1,314	36
Investment AB Latour, Class B	715	19
Investor AB, Class B	8,234	207
L E Lundbergforetagen AB, Class B	365	20
Lifco AB, Class B	1,120	29
Nibe Industrier AB, Class B	7,330	36
Saab AB, Class B	369	33
Sagax AB, Class B	953	25
Sandvik AB	5,116	114
Securitas AB, Class B	2,357	24
Skandinaviska Enskilda Banken AB, Class A	7,499	102
Skanska AB, Class B	1,630	29
SKF AB, Class B	1,619	33
Svenska Cellulosa AB SCA, Class B	2,978	46
Svenska Handelsbanken AB, Class A	6,911	70
Swedbank AB, Class A	4,030	80
Swedish Orphan Biovitrum AB (g)	924	23
Tele2 AB, Class B	2,540	21
Telefonaktiebolaget LM Ericsson, Class B	13,734	74
Telia Co. AB	11,259	29
Volvo AB, Class A	8,134	221
Volvo Car AB, Class B (g)	2,932	11
		2,472
Switzerland (1.3%)
ABB Ltd. (Registered)	7,561	351
Adecco Group AG (Registered)	755	30
Alcon, Inc.	2,334	193
Avolta AG (Registered) (g)	453	19
Bachem Holding AG	162	16
Baloise Holding AG (Registered)	215	34
Banque Cantonale Vaudoise (Registered)	143	17
Barry Callebaut AG (Registered)	18	26
BKW AG	99	15
Chocoladefabriken Lindt & Spruengli AG	5	60
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	121
Cie Financiere Richemont SA, Class A (Registered)	2,463	375
Clariant AG (Registered) (g)	1,027	14
EMS-Chemie Holding AG (Registered)	33	25
Geberit AG (Registered)	157	93
Givaudan SA (Registered)	44	196
Helvetia Holding AG (Registered)	175	24
Holcim AG (g)	2,440	221
Julius Baer Group Ltd.	981	57
	Shares	Value (000)
Kuehne & Nagel International AG (Registered)	249	$69
Logitech International SA (Registered)	768	69
Lonza Group AG (Registered)	347	207
Nestle SA (Registered)	12,547	1,333
Novartis AG (Registered)	9,646	934
Partners Group Holding AG	107	153
Roche Holding AG	151	41
Roche Holding AG (Genusschein)	3,292	840
Sandoz Group AG (g)	1,919	58
Schindler Holding AG	191	48
Schindler Holding AG (Registered)	109	27
SGS SA (Registered) (g)	706	69
SIG Group AG (g)	1,448	32
Sika AG (Registered)	715	213
Sonova Holding AG (Registered)	238	69
Straumann Holding AG (Registered)	517	82
Swatch Group AG	137	32
Swatch Group AG (Registered)	253	11
Swiss Life Holding AG (Registered)	139	97
Swiss Prime Site AG (Registered)	362	34
Swiss Re AG	1,423	183
Swisscom AG (Registered) (g)	120	73
Temenos AG (Registered)	300	21
UBS Group AG (Registered) (g)	15,553	479
VAT Group AG	126	65
Zurich Insurance Group AG	688	372
		7,498
United Kingdom (2.0%)
3i Group PLC	4,709	167
abrdn PLC	9,528	17
Admiral Group PLC	1,296	46
Anglo American PLC	6,261	154
Antofagasta PLC	1,886	48
Ashtead Group PLC	2,129	152
Associated British Foods PLC	1,666	53
AstraZeneca PLC	7,406	995
Auto Trader Group PLC	4,429	39
Aviva PLC	13,296	83
BAE Systems PLC	14,643	250
Barclays PLC	73,259	170
Barratt Developments PLC	4,744	28
Berkeley Group Holdings PLC	514	31
BP PLC	82,699	519
British American Tobacco PLC	10,313	313
BT Group PLC	32,332	45
Bunzl PLC	1,627	63
Burberry Group PLC	1,757	27
Centrica PLC	26,345	42
Coca-Cola HBC AG (g)	1,067	34
Compass Group PLC	8,187	240
Croda International PLC	677	42
DCC PLC	475	35
Diageo PLC	10,850	401

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Endeavour Mining PLC	892	$18
Entain PLC	3,083	31
Evraz PLC (g)	2,495	—
Experian PLC	4,433	193
G4S Ltd. (g)	6,437	20
Glencore PLC	50,555	277
GSK PLC	19,711	423
Haleon PLC	26,802	112
Halma PLC	1,836	55
Hargreaves Lansdown PLC	1,859	17
Hikma Pharmaceuticals PLC	797	19
HSBC Holdings PLC	94,289	737
Imperial Brands PLC	4,168	93
Informa PLC	6,661	70
InterContinental Hotels Group PLC	792	82
Intertek Group PLC	780	49
J Sainsbury PLC	7,984	27
JD Sports Fashion PLC	12,430	21
Kingfisher PLC	9,218	29
Land Securities Group PLC REIT	3,409	28
Legal & General Group PLC	28,664	92
Lloyds Banking Group PLC	310,281	203
London Stock Exchange Group PLC	2,013	241
M&G PLC	10,860	30
Melrose Industries PLC	6,568	56
Mondi PLC	2,195	39
National Grid PLC	17,714	239
NatWest Group PLC	28,147	94
Next PLC	581	68
Ocado Group PLC (g)	2,735	16
Paragon Offshore PLC (g)(h)	303	—
Pearson PLC	3,090	41
Persimmon PLC	1,552	26
Phoenix Group Holdings PLC	3,628	25
Prudential PLC	13,586	127
Reckitt Benckiser Group PLC	3,447	197
RELX PLC (LSE)	9,085	392
Rentokil Initial PLC	12,311	73
Rio Tinto PLC	5,350	338
Rolls-Royce Holdings PLC (g)	40,570	218
Sage Group PLC	4,962	79
Schroders PLC	3,922	19
Segro PLC REIT	5,686	65
Severn Trent PLC	1,311	41
Shell PLC	32,007	1,062
Smith & Nephew PLC	4,187	52
Smiths Group PLC	1,673	35
Spirax-Sarco Engineering PLC	359	46
SSE PLC	5,266	110
St. James's Place PLC	2,702	16
Standard Chartered PLC	11,190	95
Taylor Wimpey PLC	17,052	30
	Shares	Value (000)
Tesco PLC	34,407	$129
Unilever PLC CVA	12,113	608
United Utilities Group PLC	3,327	43
Vodafone Group PLC	113,559	101
Whitbread PLC	930	39
Wise PLC Class A (g)	3,003	35
WPP PLC	5,201	49
		11,464
United States (22.4%)
3M Co.	1,566	166
A O Smith Corp.	345	31
Abbott Laboratories	4,676	531
AbbVie, Inc.	4,728	861
Accenture PLC, Class A	1,773	615
Adobe, Inc. (g)	1,279	645
Advanced Micro Devices, Inc. (g)	4,322	780
AECOM	368	36
AES Corp.	1,904	34
Aflac, Inc.	1,574	135
Agilent Technologies, Inc.	826	120
Air Products & Chemicals, Inc.	625	151
Airbnb, Inc., Class A (g)	1,227	202
Akamai Technologies, Inc. (g)	426	46
Albemarle Corp.	328	43
Albertsons Cos., Inc., Class A	988	21
Alexandria Real Estate Equities, Inc. REIT	476	61
Align Technology, Inc. (g)	208	68
Allegion PLC	248	33
Alliant Energy Corp.	717	36
Allstate Corp.	732	127
Ally Financial, Inc.	758	31
Alnylam Pharmaceuticals, Inc. (g)	349	52
Alphabet, Inc., Class A (g)	30,605	4,638
Altria Group, Inc.	4,804	210
Amazon.com, Inc. (g)	25,194	4,544
Amcor PLC	4,036	38
Ameren Corp.	749	55
American Electric Power Co., Inc.	1,462	126
American Express Co.	1,650	376
American Financial Group, Inc.	202	28
American Homes 4 Rent, Class A REIT	915	34
American International Group, Inc.	1,875	147
American Tower Corp. REIT	1,324	262
American Water Works Co., Inc.	551	67
Ameriprise Financial, Inc.	288	126
AMETEK, Inc.	641	117
Amgen, Inc.	1,499	426
Amphenol Corp., Class A	1,683	194
Analog Devices, Inc.	1,405	278
Annaly Capital Management, Inc. REIT	1,380	27
ANSYS, Inc. (g)	242	84
Aon PLC, Class A	570	190
APA Corp.	883	30

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Apollo Global Management, Inc.	1,108	$125
Apple, Inc.	42,591	7,303
Applied Materials, Inc.	2,221	458
Aptiv PLC (g)	806	64
Arch Capital Group Ltd. (g)	1,041	96
Archer-Daniels-Midland Co.	1,524	96
Ares Management Corp., Class A	453	60
Arista Networks, Inc. (g)	730	212
Arthur J Gallagher & Co.	604	151
Aspen Technology, Inc. (g)	82	17
Assurant, Inc.	149	28
AT&T, Inc.	19,584	345
Atlassian Corp., Class A (g)	439	86
Atmos Energy Corp.	419	50
Autodesk, Inc. (g)	599	156
Automatic Data Processing, Inc.	1,156	289
AutoZone, Inc. (g)	50	158
AvalonBay Communities, Inc. REIT	399	74
Avantor, Inc. (g)	1,905	49
Avery Dennison Corp.	230	51
Axon Enterprise, Inc. (g)	198	62
Baker Hughes Co.	2,799	94
Ball Corp.	895	60
Bank of America Corp.	19,511	740
Bank of New York Mellon Corp.	2,076	120
Bath & Body Works, Inc.	602	30
Baxter International, Inc.	1,423	61
Becton Dickinson & Co.	816	202
Bentley Systems, Inc., Class B	601	31
Berkshire Hathaway, Inc., Class B (g)	3,565	1,499
Best Buy Co., Inc.	557	46
Bill Holdings, Inc. (g)	274	19
Biogen, Inc. (g)	406	88
BioMarin Pharmaceutical, Inc. (g)	525	46
Bio-Rad Laboratories, Inc., Class A (g)	62	21
Bio-Techne Corp.	443	31
BlackRock, Inc.	419	349
Blackstone, Inc.	1,902	250
Block, Inc., Class A (g)	1,542	130
Boeing Co. (g)	1,604	310
Booking Holdings, Inc.	100	363
Booz Allen Hamilton Holding Corp.	369	55
BorgWarner, Inc.	664	23
Boston Properties, Inc. REIT	430	28
Boston Scientific Corp. (g)	4,004	274
Bristol-Myers Squibb Co.	5,749	312
Broadcom, Inc.	1,211	1,605
Broadridge Financial Solutions, Inc.	329	67
Brown & Brown, Inc.	677	59
Brown-Forman Corp., Class B	879	45
Builders FirstSource, Inc. (g)	350	73
Bunge Global SA	427	44
	Shares	Value (000)
Burlington Stores, Inc. (g)	182	$42
Cadence Design Systems, Inc. (g)	757	236
Caesars Entertainment, Inc. (g)	619	27
Camden Property Trust REIT	301	30
Campbell Soup Co.	541	24
Capital One Financial Corp.	1,057	157
Cardinal Health, Inc.	692	77
Carlisle Cos., Inc.	142	56
Carlyle Group, Inc.	609	29
CarMax, Inc. (g)	454	40
Carnival Corp. (g)	2,725	45
Carrier Global Corp.	2,260	131
Catalent, Inc. (g)	523	29
Caterpillar, Inc.	1,445	529
Cboe Global Markets, Inc.	295	54
CBRE Group, Inc., Class A (g)	879	85
CDW Corp.	374	96
Celanese Corp.	294	51
Celsius Holdings, Inc. (g)	434	36
Cencora, Inc.	480	117
Centene Corp. (g)	1,461	115
CenterPoint Energy, Inc.	1,688	48
CF Industries Holdings, Inc.	555	46
CH Robinson Worldwide, Inc.	331	25
Charles River Laboratories International, Inc. (g)	144	39
Charles Schwab Corp.	4,141	300
Charter Communications, Inc., Class A (g)	278	81
Cheniere Energy, Inc.	685	110
Chesapeake Energy Corp.	322	29
Chevron Corp.	4,978	785
Chipotle Mexican Grill, Inc. (g)	78	227
Chubb Ltd.	1,143	296
Church & Dwight Co., Inc.	690	72
Cigna Group	838	304
Cincinnati Financial Corp.	439	54
Cintas Corp.	258	177
Cisco Systems, Inc.	11,037	551
Citigroup, Inc.	5,254	332
Citizens Financial Group, Inc.	1,344	49
Cleveland-Cliffs, Inc. (g)	1,448	33
Clorox Co.	346	53
Cloudflare, Inc., Class A (g)	781	76
CME Group, Inc.	1,014	218
CMS Energy Corp.	828	50
CNH Industrial NV	2,767	36
Coca-Cola Co.	11,189	685
Cognizant Technology Solutions Corp., Class A	1,419	104
Coinbase Global, Inc., Class A (g)	476	126
Colgate-Palmolive Co.	2,207	199
Comcast Corp., Class A	11,202	486
Conagra Brands, Inc.	1,346	40
Confluent, Inc., Class A (g)	519	16
ConocoPhillips	3,316	422

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Consolidated Edison, Inc.	976	$89
Constellation Brands, Inc., Class A	467	127
Constellation Energy Corp.	916	169
Cooper Cos., Inc.	556	56
Copart, Inc. (g)	2,337	135
Corning, Inc.	2,193	72
Corpay, Inc. (g)	198	61
Corteva, Inc.	2,033	117
CoStar Group, Inc. (g)	1,155	112
Costco Wholesale Corp.	1,244	911
Coterra Energy, Inc.	2,070	58
Crowdstrike Holdings, Inc., Class A (g)	632	203
Crown Castle, Inc. REIT	1,233	130
Crown Holdings, Inc.	344	27
CSX Corp.	5,462	202
Cummins, Inc.	402	118
CVS Health Corp.	3,511	280
Danaher Corp.	1,992	497
Darden Restaurants, Inc.	341	57
Darling Ingredients, Inc. (g)	457	21
Datadog, Inc., Class A (g)	717	89
DaVita, Inc. (g)	154	21
Dayforce, Inc. (g)	423	28
Deckers Outdoor Corp. (g)	74	70
Deere & Co.	779	320
Dell Technologies, Inc., Class C	719	82
Delta Air Lines, Inc.	445	21
Devon Energy Corp.	1,851	93
Dexcom, Inc. (g)	1,087	151
Diamondback Energy, Inc.	485	96
Dick's Sporting Goods, Inc.	174	39
Digital Realty Trust, Inc. REIT	858	124
Discover Financial Services	701	92
DocuSign, Inc. (g)	553	33
Dollar General Corp.	629	98
Dollar Tree, Inc. (g)	588	78
Dominion Energy, Inc.	2,283	112
Domino's Pizza, Inc.	99	49
DoorDash, Inc., Class A (g)	723	100
Dover Corp.	394	70
Dow, Inc.	1,902	110
DR Horton, Inc.	855	141
DraftKings, Inc., Class A (g)	1,181	54
Dropbox, Inc., Class A (g)	723	18
DTE Energy Co.	584	65
Duke Energy Corp.	2,082	201
DuPont de Nemours, Inc.	1,299	100
Dynatrace, Inc. (g)	698	32
Eastman Chemical Co.	336	34
Eaton Corp. PLC	1,115	349
eBay, Inc.	1,523	80
Ecolab, Inc.	722	167
	Shares	Value (000)
Edison International	1,090	$77
Edwards Lifesciences Corp. (g)	1,696	162
Electronic Arts, Inc.	718	95
Elevance Health, Inc.	654	339
Eli Lilly & Co.	2,293	1,784
Emerson Electric Co.	1,608	182
Enphase Energy, Inc. (g)	410	50
Entegris, Inc.	423	59
Entergy Corp.	601	63
EOG Resources, Inc.	1,664	213
EPAM Systems, Inc. (g)	164	45
EQT Corp.	1,120	41
Equifax, Inc.	343	92
Equinix, Inc. REIT	262	216
Equitable Holdings, Inc.	969	37
Equity Lifestyle Properties, Inc. REIT	498	32
Equity Residential REIT	1,016	64
Erie Indemnity Co., Class A	71	28
Essential Utilities, Inc.	716	27
Essex Property Trust, Inc. REIT	181	44
Estee Lauder Cos., Inc., Class A	654	101
Etsy, Inc. (g)	343	24
Everest Group Ltd.	120	48
Evergy, Inc.	651	35
Eversource Energy	996	60
Exact Sciences Corp. (g)	510	35
Exelon Corp.	2,715	102
Expedia Group, Inc. (g)	397	55
Expeditors International of Washington, Inc.	417	51
Extra Space Storage, Inc. REIT	598	88
Exxon Mobil Corp.	11,080	1,288
F5, Inc. (g)	165	31
FactSet Research Systems, Inc.	108	49
Fair Isaac Corp. (g)	70	87
Fastenal Co.	1,507	116
FedEx Corp.	664	192
Ferguson PLC	576	126
Fidelity National Financial, Inc.	726	39
Fidelity National Information Services, Inc.	1,695	126
Fifth Third Bancorp	1,928	72
First Citizens BancShares, Inc., Class A	31	51
First Republic Bank (g)	501	—	@
First Solar, Inc. (g)	303	51
FirstEnergy Corp.	1,550	60
Fiserv, Inc. (g)	1,719	275
FMC Corp.	358	23
Ford Motor Co.	10,580	140
Fortinet, Inc. (g)	1,820	124
Fortive Corp.	988	85
Fortune Brands Innovations, Inc.	353	30
Fox Corp., Class A	1,116	33
Franklin Resources, Inc.	816	23
Freeport-McMoRan, Inc.	3,982	187

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Gaming and Leisure Properties, Inc. REIT	733	$34
Garmin Ltd.	431	64
Gartner, Inc. (g)	220	105
GE HealthCare Technologies, Inc.	1,148	104
Gen Digital, Inc.	1,611	36
General Dynamics Corp.	652	184
General Electric Co.	2,933	515
General Mills, Inc.	1,636	114
General Motors Co.	3,746	170
Genuine Parts Co.	399	62
Gilead Sciences, Inc.	3,375	247
Global Payments, Inc.	731	98
Globe Life, Inc.	265	31
GoDaddy, Inc., Class A (g)	390	46
Goldman Sachs Group, Inc.	926	387
Graco, Inc.	476	44
Halliburton Co.	2,481	98
Hartford Financial Services Group, Inc.	852	88
Hasbro, Inc.	381	22
HCA Healthcare, Inc.	574	191
Healthpeak Properties, Inc. REIT	1,581	30
HEICO Corp.	332	55
Henry Schein, Inc. (g)	363	27
Hershey Co.	427	83
Hess Corp.	783	119
Hewlett Packard Enterprise Co.	3,566	63
HF Sinclair Corp.	459	28
Hilton Worldwide Holdings, Inc.	734	157
Hologic, Inc. (g)	687	54
Home Depot, Inc.	2,701	1,036
Honeywell International, Inc.	1,764	362
Hormel Foods Corp.	853	30
Host Hotels & Resorts, Inc. REIT	1,969	41
Howmet Aerospace, Inc.	1,096	75
HP, Inc.	2,412	73
Hubbell, Inc.	149	62
HubSpot, Inc. (g)	130	81
Humana, Inc.	348	121
Huntington Bancshares, Inc.	4,006	56
Huntington Ingalls Industries, Inc.	111	32
Hyatt Hotels Corp., Class A	130	21
IDEX Corp.	213	52
IDEXX Laboratories, Inc. (g)	231	125
Illinois Tool Works, Inc.	847	227
Illumina, Inc. (g)	449	62
Incyte Corp. (g)	494	28
Ingersoll Rand, Inc.	1,132	107
Insulet Corp. (g)	196	34
Intel Corp.	11,576	511
Intercontinental Exchange, Inc.	1,594	219
International Business Machines Corp.	2,433	465
International Flavors & Fragrances, Inc.	727	62
	Shares	Value (000)
International Paper Co.	948	$37
Interpublic Group of Cos., Inc.	1,089	36
Intuit, Inc.	786	511
Intuitive Surgical, Inc. (g)	983	392
Invitation Homes, Inc. REIT	1,723	61
IQVIA Holdings, Inc. (g)	516	130
Iron Mountain, Inc. REIT	816	65
J M Smucker Co.	293	37
Jabil, Inc.	373	50
Jack Henry & Associates, Inc.	205	36
Jacobs Solutions, Inc.	355	55
Jazz Pharmaceuticals PLC (g)	169	20
JB Hunt Transport Services, Inc.	232	46
Johnson & Johnson	6,606	1,045
Johnson Controls International PLC	2,066	135
JPMorgan Chase & Co.	7,841	1,571
Juniper Networks, Inc.	902	33
Kellanova	775	44
Kenvue, Inc.	4,641	100
Keurig Dr Pepper, Inc.	2,867	88
KeyCorp	2,576	41
Keysight Technologies, Inc. (g)	498	78
Kimberly-Clark Corp.	950	123
Kimco Realty Corp. REIT	1,761	35
Kinder Morgan, Inc.	5,569	102
KKR & Co., Inc.	1,609	162
KLA Corp.	382	267
Knight-Swift Transportation Holdings, Inc.	452	25
Kraft Heinz Co.	2,297	85
Kroger Co.	1,858	106
L3Harris Technologies, Inc.	537	114
Laboratory Corp. of America Holdings	247	54
Lam Research Corp.	375	364
Lamb Weston Holdings, Inc.	406	43
Las Vegas Sands Corp.	1,068	55
Lattice Semiconductor Corp. (g)	382	30
Lear Corp.	167	24
Leidos Holdings, Inc.	368	48
Lennar Corp., Class A	702	121
Lennox International, Inc.	90	44
Liberty Broadband Corp., Class C (g)	342	20
Liberty Global Ltd., Class C (g)	633	11
Liberty Media Corp.-Liberty Formula One, Class C (g)	554	36
Liberty Media Corp.-Liberty SiriusXM, Class C (g)	459	14
Linde PLC	1,328	617
Live Nation Entertainment, Inc. (g)	449	47
LKQ Corp.	761	41
Lockheed Martin Corp.	630	287
Loews Corp.	537	42
Lowe's Cos., Inc.	1,619	412
LPL Financial Holdings, Inc.	210	55
Lucid Group, Inc. (g)	2,745	8
Lululemon Athletica, Inc. (g)	328	128
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
LyondellBasell Industries NV, Class A	739	$76
M&T Bank Corp.	472	69
Manhattan Associates, Inc. (g)	174	44
Marathon Oil Corp.	1,657	47
Marathon Petroleum Corp.	1,138	229
Markel Group, Inc. (g)	36	55
MarketAxess Holdings, Inc.	106	23
Marriott International, Inc., Class A	717	181
Marsh & McLennan Cos., Inc.	1,381	284
Martin Marietta Materials, Inc.	172	106
Marvell Technology, Inc.	2,362	167
Masco Corp.	630	50
Mastercard, Inc., Class A	2,361	1,137
Match Group, Inc. (g)	790	29
McCormick & Co., Inc.	712	55
McDonald's Corp.	2,051	578
McKesson Corp.	379	203
Medtronic PLC	3,643	317
MercadoLibre, Inc. (g)	129	195
Merck & Co., Inc.	6,959	918
Meta Platforms, Inc., Class A	5,996	2,912
MetLife, Inc.	1,793	133
Mettler-Toledo International, Inc. (g)	62	83
MGM Resorts International (g)	797	38
Microchip Technology, Inc.	1,535	138
Micron Technology, Inc.	3,008	355
Microsoft Corp.	19,167	8,064
Mid-America Apartment Communities, Inc. REIT	328	43
Moderna, Inc. (g)	957	102
Molina Healthcare, Inc. (g)	160	66
Molson Coors Beverage Co., Class B	532	36
Mondelez International, Inc., Class A	3,737	262
MongoDB, Inc. (g)	201	72
Monolithic Power Systems, Inc.	127	86
Monster Beverage Corp. (g)	2,114	125
Moody's Corp.	464	182
Mosaic Co.	959	31
Motorola Solutions, Inc.	469	166
MSCI, Inc.	224	126
Nasdaq, Inc.	972	61
NetApp, Inc.	596	63
Netflix, Inc. (g)	1,243	755
Neurocrine Biosciences, Inc. (g)	268	37
Newmont Corp. (TSX)	3,214	115
News Corp., Class A	1,078	28
NextEra Energy, Inc.	5,680	363
NIKE, Inc., Class B	3,342	314
NiSource, Inc.	1,172	32
Nordson Corp.	144	40
Norfolk Southern Corp.	639	163
Northern Trust Corp.	584	52
Northrop Grumman Corp.	405	194
	Shares	Value (000)
NRG Energy, Inc.	638	$43
Nucor Corp.	708	140
NVIDIA Corp.	6,705	6,058
NVR, Inc. (g)	9	73
NXP Semiconductors NV	727	180
Occidental Petroleum Corp.	1,923	125
Okta, Inc. (g)	425	44
Old Dominion Freight Line, Inc.	552	121
Omnicom Group, Inc.	555	54
ON Semiconductor Corp. (g)	1,239	91
ONEOK, Inc.	1,679	135
Oracle Corp.	5,039	633
O'Reilly Automotive, Inc. (g)	170	192
Otis Worldwide Corp.	1,155	115
Ovintiv, Inc.	751	39
Owens Corning	253	42
PACCAR, Inc.	1,476	183
Packaging Corp. of America	258	49
Palantir Technologies, Inc., Class A (g)	5,098	117
Palo Alto Networks, Inc. (g)	854	243
Paramount Global, Class B	1,444	17
Parker-Hannifin Corp.	360	200
Paychex, Inc.	914	112
Paycom Software, Inc.	153	30
Paylocity Holding Corp. (g)	128	22
PayPal Holdings, Inc. (g)	2,876	193
Pentair PLC	461	39
PepsiCo, Inc.	3,776	661
Pfizer, Inc.	15,433	428
PG&E Corp.	5,509	92
Philip Morris International, Inc.	4,312	395
Phillips 66	1,272	208
Pinterest, Inc., Class A (g)	1,500	52
Pioneer Natural Resources Co.	667	175
PNC Financial Services Group, Inc.	1,120	181
Pool Corp.	112	45
PPG Industries, Inc.	663	96
PPL Corp.	1,996	55
Principal Financial Group, Inc.	679	59
Procter & Gamble Co.	6,456	1,047
Progressive Corp.	1,643	340
Prologis, Inc. REIT	2,513	327
Prudential Financial, Inc.	1,014	119
PTC, Inc. (g)	335	63
Public Service Enterprise Group, Inc.	1,416	95
Public Storage REIT	454	132
PulteGroup, Inc.	619	75
Qorvo, Inc. (g)	276	32
QUALCOMM, Inc.	3,046	516
Quanta Services, Inc.	403	105
Quest Diagnostics, Inc.	308	41
Raymond James Financial, Inc.	556	71
Realty Income Corp. REIT	1,900	103

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Regency Centers Corp. REIT	470	$28
Regeneron Pharmaceuticals, Inc. (g)	298	287
Regions Financial Corp.	2,577	54
Reliance, Inc.	167	56
Repligen Corp. (g)	147	27
Republic Services, Inc.	619	118
ResMed, Inc.	408	81
Revvity, Inc.	353	37
Rivian Automotive, Inc., Class A (g)	1,957	21
Robert Half, Inc.	303	24
Robinhood Markets, Inc., Class A (g)	1,212	24
ROBLOX Corp., Class A (g)	1,165	44
Rockwell Automation, Inc.	319	93
Roku, Inc. (g)	357	23
Rollins, Inc.	818	38
Roper Technologies, Inc.	299	168
Ross Stores, Inc.	956	140
Royal Caribbean Cruises Ltd. (g)	689	96
Royalty Pharma PLC, Class A	1,079	33
RPM International, Inc.	364	43
RTX Corp.	4,042	394
S&P Global, Inc.	916	390
Salesforce, Inc.	2,605	785
SBA Communications Corp. REIT	311	67
Schlumberger NV	3,939	216
Seagate Technology Holdings PLC	557	52
SEI Investments Co.	317	23
Sempra	1,769	127
ServiceNow, Inc. (g)	571	435
Sherwin-Williams Co.	684	238
Simon Property Group, Inc. REIT	926	145
Sirius XM Holdings, Inc.	2,041	8
Skyworks Solutions, Inc.	450	49
Snap, Inc., Class A (g)	2,752	32
Snap-on, Inc.	150	44
Snowflake, Inc., Class A (g)	790	128
Southern Co.	3,011	216
Southwest Airlines Co.	410	12
SS&C Technologies Holdings, Inc.	626	40
Stanley Black & Decker, Inc.	435	43
Starbucks Corp.	3,141	287
State Street Corp.	890	69
Steel Dynamics, Inc.	451	67
Steris PLC	279	63
Stryker Corp.	967	346
Sun Communities, Inc. REIT	352	45
Super Micro Computer, Inc. (g)	133	134
Synchrony Financial	1,163	50
Synopsys, Inc. (g)	422	241
Sysco Corp.	1,427	116
T Rowe Price Group, Inc.	629	77
Take-Two Interactive Software, Inc. (g)	468	69
	Shares	Value (000)
Targa Resources Corp.	613	$69
Target Corp.	1,307	232
TE Connectivity Ltd.	889	129
Teledyne Technologies, Inc. (g)	133	57
Teleflex, Inc.	132	30
Teradyne, Inc.	435	49
Tesla, Inc. (g)	7,919	1,392
Texas Instruments, Inc.	2,491	434
Texas Pacific Land Corp.	54	31
Textron, Inc.	558	54
Thermo Fisher Scientific, Inc.	1,088	632
TJX Cos., Inc.	3,120	316
T-Mobile U.S., Inc.	1,475	241
Toast, Inc., Class A (g)	946	24
Toro Co.	296	27
Tractor Supply Co.	308	81
Trade Desk, Inc., Class A (g)	1,267	111
Tradeweb Markets, Inc., Class A	306	32
Trane Technologies PLC	644	193
TransDigm Group, Inc.	155	191
TransUnion	541	43
Travelers Cos., Inc.	640	147
Trimble, Inc. (g)	697	45
Truist Financial Corp.	3,683	144
Twilio, Inc., Class A (g)	483	30
Tyler Technologies, Inc. (g)	119	51
Tyson Foods, Inc., Class A	817	48
Uber Technologies, Inc. (g)	4,957	382
UDR, Inc. REIT	875	33
U-Haul Holding Co.	278	19
UiPath, Inc., Class A (g)	1,085	25
Ulta Beauty, Inc. (g)	137	72
Union Pacific Corp.	1,706	420
United Parcel Service, Inc., Class B	2,042	303
United Rentals, Inc.	190	137
United Therapeutics Corp. (g)	131	30
UnitedHealth Group, Inc.	2,504	1,239
Unity Software, Inc. (g)	690	18
Universal Health Services, Inc., Class B	175	32
US Bancorp	4,250	190
Vail Resorts, Inc.	109	24
Valero Energy Corp.	1,018	174
Veeva Systems, Inc., Class A (g)	431	100
Ventas, Inc. REIT	1,145	50
Veralto Corp.	666	59
VeriSign, Inc. (g)	258	49
Verisk Analytics, Inc.	408	96
Verizon Communications, Inc.	11,559	485
Vertex Pharmaceuticals, Inc. (g)	729	305
Vertiv Holdings Co., Class A	931	76
VF Corp.	957	15
Viatris, Inc.	3,285	39
VICI Properties, Inc. REIT	2,755	82

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Visa, Inc., Class A	4,301	$1,200
Vistra Corp.	920	64
Vulcan Materials Co.	372	102
W R Berkley Corp.	574	51
Walgreens Boots Alliance, Inc.	2,061	45
Walmart, Inc.	12,146	731
Walt Disney Co.	4,993	611
Warner Bros Discovery, Inc. (g)	6,418	56
Waste Connections, Inc.	716	123
Waste Management, Inc.	1,130	241
Waters Corp. (g)	166	57
Watsco, Inc.	95	41
WEC Energy Group, Inc.	902	74
Wells Fargo & Co.	9,879	573
Welltower, Inc. REIT	1,456	136
West Pharmaceutical Services, Inc.	207	82
Western Digital Corp. (g)	907	62
Westinghouse Air Brake Technologies Corp.	505	74
Westlake Corp.	110	17
Westrock Co.	728	36
Weyerhaeuser Co. REIT	2,095	75
Williams Cos., Inc.	3,391	132
Willis Towers Watson PLC	295	81
Workday, Inc., Class A (g)	583	159
WP Carey, Inc. REIT	607	34
WW Grainger, Inc.	127	129
Wynn Resorts Ltd.	289	30
Xcel Energy, Inc.	1,560	84
Xylem, Inc.	676	87
Yum! Brands, Inc.	785	109
Zebra Technologies Corp., Class A (g)	145	44
Zillow Group, Inc., Class C (g)	421	21
Zimmer Biomet Holdings, Inc.	593	78
Zoetis, Inc.	1,292	219
Zoom Video Communications, Inc., Class A (g)	679	44
Zscaler, Inc. (g)	244	47
		127,469
Total Common Stocks (Cost $118,198)		209,898
	No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g) (Cost $—@)	90	—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g) (Cost $—)	95	—
	Face Amount (000)	Value (000)
Short-Term Investments (19.6%)
Commercial Paper (i) (1.1%)
ANZ New Zealand International Ltd.
5.86%, 4/8/24 (b)	$1,050	$1,049
BPCE SA
5.87%, 4/5/24 (b)	1,050	1,049
Skandinaviska Enskilda Banken AB
5.86%, 4/11/24 (b)	2,080	2,077
Suncorp-Metway Ltd.
5.92%, 4/2/24 (b)	2,080	2,080
Total Commercial Paper (Cost $6,255)		6,255
U.S. Treasury Securities (1.6%)
U.S. Treasury Bill,
5.31%, 8/1/24 (j)(k)	6,180	6,072
5.31%, 8/1/24 (j)(k)	3,141	3,086
Total U.S. Treasury Securities (Cost $9,158)		9,158
	Shares
Investment Company (16.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $95,800)	95,800,438	95,800
Total Short-Term Investments (Cost $111,213)		111,213
Total Investments (99.8%) (Cost $489,075) (l)(m)(n)		567,181
Other Assets in Excess of Liabilities (0.2%)		1,126
Net Assets (100.0%)		$568,307

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(e)  When-issued security.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.

(g)  Non-income producing security.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

(h)  At March 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(i)  The rates shown are the effective yields at the date of purchase.

(j)  Rate shown is the yield to maturity at March 31, 2024.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  The approximate fair value and percentage of net assets, $72,189,000 and 12.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.

(n)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $109,090,000 and the aggregate gross unrealized depreciation is approximately $24,467,000, resulting in net unrealized appreciation of approximately $84,623,000.

ADR  American Depositary Receipt.

CLO  Collateralized Loan Obligation.

CVA  Certificaten Van Aandelen.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$313,782	NZD	517,468	4/30/24	$(5)
Bank of America NA	CNH	3,537,979		$495,851	6/20/24	7
Bank of America NA	EUR	1,825,672		$1,967,410	4/30/24	(4)
Bank of America NA	GBP	430,502		$540,724	4/30/24	(3)
Bank of America NA	MXN	4,882,544		$280,694	4/30/24	(12)
Bank of America NA	PLN	251,986		$64,107	6/20/24	1
Bank of America NA		$113,071	ILS	412,788	6/20/24	(—	@)
Bank of America NA		$164,239	JPY	23,894,262	6/20/24	(5)
Bank of New York Mellon		$13,218	DKK	89,813	6/20/24	(—	@)
Barclays Bank PLC	AUD	1,664,389		$1,083,014	4/30/24	(2)
Barclays Bank PLC	AUD	6,496		$4,299	6/20/24	—	@
Barclays Bank PLC	CNY	2,510,000		$352,825	4/30/24	5
Barclays Bank PLC	EUR	580,742		$630,756	4/30/24	3
Barclays Bank PLC	HKD	3,173		$407	6/20/24	—	@
Barclays Bank PLC		$4,994,025	EUR	4,554,170	6/20/24	(65)
Barclays Bank PLC		$18,643	ILS	68,050	6/20/24	(—	@)
Barclays Bank PLC		$351,330	JPY	51,112,833	6/20/24	(10)
Barclays Bank PLC		$341,181	MXN	5,830,466	6/20/24	5
BNP Paribas SA	AUD	7,054		$4,669	6/20/24	—	@
BNP Paribas SA	CAD	354,875		$261,728	4/30/24	(—	@)
BNP Paribas SA	CNH	1,335,590		$187,168	6/20/24	3
BNP Paribas SA	COP	602,165,000		$150,664	4/30/24	(4)
BNP Paribas SA	DKK	478,419		$69,517	4/30/24	—	@
BNP Paribas SA	EUR	8,289		$8,934	4/30/24	(—	@)
BNP Paribas SA	EUR	2,200,653		$2,412,248	6/20/24	31
BNP Paribas SA	HKD	214,710		$27,517	6/20/24	—	@
BNP Paribas SA	IDR	23,749,786,679		$1,511,570	4/30/24	15
BNP Paribas SA	INR	457,454,589		$5,513,879	6/20/24	42
BNP Paribas SA	INR	13,507,053		$161,597	6/20/24	—	@
BNP Paribas SA		$3,265,184	CAD	4,389,778	4/30/24	(23)
BNP Paribas SA		$75,192	CLP	74,030,514	6/21/24	—	@
BNP Paribas SA		$2,877,033	CNY	20,486,204	4/30/24	(35)
BNP Paribas SA		$60,909	COP	242,881,489	6/20/24	1

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$34,689	IDR	544,312,539	4/30/24	$	(— @)
BNP Paribas SA		$214,984	IDR	3,395,742,034	6/20/24		(1)
BNP Paribas SA		$13,119,229	JPY	1,924,196,534	4/30/24		(354)
BNP Paribas SA		$1,489,568	JPY	222,341,445	4/30/24		(15)
BNP Paribas SA		$7,116,483	JPY	1,035,317,982	6/20/24		(194)
BNP Paribas SA		$2,934,039	MXN	50,138,331	6/20/24		45
BNP Paribas SA		$136,754	RON	631,531	4/30/24		— @
BNP Paribas SA		$227,310	SEK	2,379,759	4/30/24		(5)
BNP Paribas SA		$109,113	SGD	146,026	4/30/24		(1)
BNP Paribas SA		$198,913	THB	7,063,007	6/20/24		(4)
Citibank NA		$1,048,088	CHF	900,097	4/30/24		(47)
Citibank NA		$9,885	CZK	228,953	6/20/24		(— @)
Citibank NA		$52,119	ILS	190,250	6/20/24		(— @)
Goldman Sachs International	BRL	39,662,499		$7,965,477	6/20/24		116
Goldman Sachs International	EUR	446,612		$489,553	6/20/24		6
Goldman Sachs International	JPY	39,374,000		$261,293	4/30/24		— @
Goldman Sachs International	NOK	583,174		$55,520	6/20/24		2
Goldman Sachs International	NZD	11,239		$6,911	6/20/24		— @
Goldman Sachs International	TRY	101,428,691		$2,396,708	12/23/24		65
Goldman Sachs International		$11,998	CZK	277,842	6/20/24		(— @)
Goldman Sachs International		$224,368	JPY	32,643,063	6/20/24		(6)
Goldman Sachs International		$358,016	JPY	53,484,918	6/20/24		(— @)
Goldman Sachs International		$1,693,789	MXN	28,946,009	6/20/24		26
Goldman Sachs International		$211,935	MXN	3,560,960	6/20/24		(— @)
Goldman Sachs International		$176,736	MYR	826,327	6/20/24		(1)
Goldman Sachs International		$2,592,095	TRY	101,428,691	12/23/24		(260)
Goldman Sachs International		$1,112,077	TWD	34,731,263	6/20/24		(17)
JPMorgan Chase Bank NA	CAD	814,510		$604,254	6/20/24		2
JPMorgan Chase Bank NA	EUR	4,870,776		$5,338,986	6/20/24		67
JPMorgan Chase Bank NA	GBP	217,356		$278,044	6/20/24		4
JPMorgan Chase Bank NA	HKD	201,814		$25,866	6/20/24		— @
JPMorgan Chase Bank NA	HUF	73,613,697		$205,061	4/30/24		4
JPMorgan Chase Bank NA	NOK	446,572		$42,517	6/20/24		1
JPMorgan Chase Bank NA	NZD	247,911		$152,426	6/20/24		4
JPMorgan Chase Bank NA	SGD	211,017		$159,021	6/20/24		2
JPMorgan Chase Bank NA	THB	4,257,197		$120,200	4/30/24		3
JPMorgan Chase Bank NA		$69,089	CHF	60,049	6/20/24		(2)
JPMorgan Chase Bank NA		$101,004	CLP	96,240,000	4/30/24		(3)
JPMorgan Chase Bank NA		$455,148	CNY	3,230,000	4/30/24		(7)
JPMorgan Chase Bank NA		$64,794	DKK	440,279	6/20/24		(1)
JPMorgan Chase Bank NA		$19,055	ILS	69,542	6/20/24		(— @)
JPMorgan Chase Bank NA		$353,662	JPY	51,452,884	6/20/24		(10)
JPMorgan Chase Bank NA		$1,324,149	MXN	22,628,857	6/20/24		20
JPMorgan Chase Bank NA		$32,574	SEK	332,182	6/20/24		(1)
Standard Chartered Bank	AUD	1,298,175		$844,404	4/30/24		(2)
Standard Chartered Bank	EUR	119,446		$129,686	4/30/24		1
Standard Chartered Bank	NZD	13,200		$8,116	6/20/24		— @
State Street Bank & Trust Co.	EUR	143,716		$157,537	6/20/24		2
State Street Bank & Trust Co.		$110,158	SEK	1,123,369	6/20/24		(5)
UBS AG	AUD	10,136		$6,708	6/20/24		— @
UBS AG	CAD	3,551,513		$2,636,236	4/30/24		13
UBS AG	CAD	43,107		$31,979	6/20/24		— @
UBS AG	CNY	136,770,962		$19,285,246	6/20/24		212
UBS AG	EUR	187,511		$203,458	4/30/24		1
UBS AG	EUR	429,513		$465,191	4/30/24		1
UBS AG	EUR	1,930,867		$2,116,530	6/20/24		27
UBS AG	EUR	849,022		$919,894	6/20/24		1
UBS AG	HKD	365,732		$46,874	6/20/24		— @
UBS AG	TRY	457,638		$12,617	6/20/24		(— @)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$1,186,725	AUD	1,817,925	4/30/24	$(1)
UBS AG		$467,421	AUD	715,195	4/30/24	(1)
UBS AG		$64,983	CAD	88,155	4/30/24	— @
UBS AG		$12,914	HUF	4,751,041	6/20/24	— @
UBS AG		$330,475	JPY	48,947,000	4/30/24	(6)
UBS AG		$2,267,556	KRW	3,014,239,394	4/30/24	(25)
UBS AG		$602,432	KRW	794,957,190	6/20/24	(9)
UBS AG		$1,409,634	MXN	24,089,517	6/20/24	21
UBS AG		$90,507	NOK	960,145	4/30/24	(2)
UBS AG		$107,141	PEN	411,443	4/30/24	3
UBS AG		$127,696	PLN	512,541	4/30/24	1
UBS AG	ZAR	1,081,726		$57,468	6/20/24	1
Westpac Banking Corp.	JPY	47,220,000		$323,947	4/30/24	11
						$(373)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CME Bitcoin Index (United States)	3	Apr-24		$— @	$1,073	$102
Euro-Buxl 30 yr. Bond Index (Germany)	8	Jun-24	EUR	800	1,172	30
German Euro-Bobl Index (Germany)	3	Jun-24		300	383	(1)
German Euro-BTP Index (Germany)	13	Jun-24		1,300	1,669	34
German Euro-Schatz Index (Germany)	101	Jun-24		10,100	11,517	— @
ICE Brent Crude Oil Index (United States)	11	Apr-24		$11	957	8
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	30	Jun-24	KRW	3,000,000	2,527	4
KFE KOSPI 200 Index (Korea, Republic of)	10	Jun-24		2,500	700	30
MDE Kuala Lumpur Composite Index (Malaysia)	11	Apr-24	MYR	1	179	— @
MSCI Emerging Market EMEA Index (United States)	57	Jun-24		$6	1,717	1
MSCI Emerging Market Latin America Index (United States)	19	Jun-24		2	1,184	23
MSCI Indonesia Index (United States)	14	Jun-24		— @	263	(7)
SGX FTSE Taiwan Index (United States)	17	Apr-24		1	1,185	12
SGX MSCI Singapore Index (Singapore)	2	Apr-24	SGD	— @	43	— @
TEF SET50 Index (Thailand)	47	Jun-24	THB	9	216	(— @)
U.S. Treasury Long Bond (United States)	18	Jun-24		$1,800	2,168	42
U.S. Treasury 2 yr. Note (United States)	11	Jun-24		2,200	2,249	(9)
U.S. Treasury 5 yr. Note (United States)	77	Jun-24		7,700	8,240	16
U.S. Treasury 10 yr. Note (United States)	102	Jun-24		10,200	11,301	28
U.S. Treasury 10 yr. Ultra Note (United States)	101	Jun-24		10,100	11,576	(37)
Short:
Euro Stoxx 50 Index (Germany)	210	Jun-24	EUR	(2)	(11,430)	(307)
FTSE 100 Index (United Kingdom)	1	Jun-24	GBP	(— @)	(101)	(4)
German Euro-BTP Index (Germany)	38	Jun-24	EUR	(3,800)	(4,879)	(58)
German Euro-Bund Index (Germany)	86	Jun-24		(8,600)	(12,375)	(89)
IFSC NIFTY 50 Index (United States)	124	Apr-24	$	(— @)	(5,577)	(47)
Montreal Exchange S&P/TSX 60 Index (Canada)	1	Jun-24	CAD	(— @)	(198)	(— @)
MSCI Emerging Market Index (United States)	13	Jun-24		$(1)	(682)	(1)
Nikkei 225 Index (Japan)	4	Jun-24	JPY	(2)	(533)	(5)
S&P 500 E Mini Index (United States)	43	Jun-24		$(2)	(11,413)	(246)
SFE 10 yr. Australian Bond Index (Australia)	13	Jun-24	AUD	(1,300)	(988)	(3)
TSE Japanese 10 yr. Bond index (Japan)	55	Jun-24	JPY	(5,500,000)	(52,925)	(75)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury Ultra Long Bond (United States)	10	Jun-24	$(1,000)	$(1,290)	$(13)
U.S. Treasury 5 yr. Note (United States)	53	Jun-24	(5,300)	(5,672)	(9)
U.S. Treasury 10 yr. Ultra Note (United States)	42	Jun-24	(4,200)	(4,814)	(44)
					$(625)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38%	Quarterly/ Quarterly	11/3/28	CNY	54,609	$95	$—	$95
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38	Quarterly/ Quarterly	11/3/28		54,609	95	—	95
Morgan Stanley & Co. LLC	1 Week CNY	Pay	2.56	Quarterly/ Quarterly	5/16/28		70,937	194	—	194
Morgan Stanley & Co. LLC	1 Week CNY	Pay	2.56	Quarterly/ Quarterly	5/16/28		70,937	194	—	194
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	EUR	4,378	(3)	—	(3)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		4,739	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		4,378	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		3,502	(3)	—	(3)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		4,378	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.18	Maturity/ Maturity	1/15/34		4,378	— @	—	— @
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54		1,578	(28)	—	(28)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54		1,578	(28)	—	(28)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54		1,554	(29)	—	(29)
								$475	$—	$475

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2024:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI USA Index	Receive	SOFR + 0.45%	Quarterly	7/16/24		$(23,203)	$2,082	$—	$2,082
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Receive	SOFR + 0.14%	Quarterly	2/11/25		(16,767)	1,092	—	1,092
Barclays Bank PLC	MSCI USA Index	Receive	SOFR + 0.47%	Quarterly	10/4/24		(14,151)	1,389	—	1,389
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24	EUR	1,000	(29)	—	(29)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		1,003	(31)	—	(31)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		1,006	(32)	—	(32)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		1,005	(27)	—	(27)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		989	(15)	—	(15)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		759	(14)	—	(14)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		759	(17)	—	(17)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		762	(17)	—	(17)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		762	(13)	—	(13)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		748	(7)	—	(7)
BNP Paribas SA	EMU Domestics Index††	Receive	ESTR + 0.21%	Quarterly	1/15/25		(10,165)	1,308	—	1,308
BNP Paribas SA	EMU Domestics Index††	Receive	ESTR + 0.21%	Quarterly	1/15/25		(2,994)	196	—	196
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(1,010)	40	—	40
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(1,003)	41	—	41
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(1,009)	38	—	38
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(1,003)	36	—	36
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(984)	24	—	24
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(765)	35	—	35
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(763)	32	—	32
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(763)	30	—	30
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(761)	28	—	28
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(738)	17	—	17
BNP Paribas SA	U.S. Domestics Index††	Pay	SOFR + 0.38%	Quarterly	1/15/25		$10,962	(974)	—	(974)
BNP Paribas SA	U.S. Domestics Index††	Pay	SOFR + 0.38%	Quarterly	1/15/25		3,252	(101)	—	(101)
Goldman Sachs MSCI Emerging International	Markets Net Total Return Index	Receive	SOFR + 0.00%	Quarterly	1/28/25		(32,858)	1,766	—	1,766
JPMorgan Chase Japan Bank NA	Growth Index††	Pay	SOFR + 0.30%	Quarterly	10/23/24		1,986	(291)	—	(291)
JPMorgan Chase Japan Bank NA	Growth Index††	Pay	SOFR + 0.19%	Quarterly	3/18/25		4,414	(29)	—	(29)
JPMorgan Chase Japan Bank NA	Value Index	Receive	SOFR + 0.00%	Quarterly	3/18/25		(4,447)	171	—	171
JPMorgan Chase Korea Bank NA	Value Index	Receive	SOFR + 0.16%	Quarterly	3/18/25		(2,239)	(92)	—	(92)
JPMorgan Chase MSCI Japan Net Total Bank NA	Return USD Index	Receive	SOFR + 0.18%	Quarterly	10/8/24		(1,378)	160	—	160
JPMorgan Chase U.S. High Earnings Bank NA	Revisions Index††	Pay	SOFR + 0.40%	Quarterly	3/17/25		3,263	(82)	—	(82)
JPMorgan Chase U.S. High Earnings Bank NA	Revisions Index††	Pay	SOFR + 0.40%	Quarterly	3/17/25		4,849	(184)	—	(184)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase U.S. Value Bank NA	Quality Index††	Receive	SOFR + 0.40%	Quarterly	3/17/25	$(3,260)	$68	$—	$68
JPMorgan Chase U.S. Value Bank NA	Quality Index††	Receive	SOFR + 0.40%	Quarterly	3/17/25	(4,838)	189	—	189
UBS AG	MSCI USA Index	Receive	SOFR + 0.46%	Quarterly	9/24/24	(59,924)	253	—	253
							$7,040	$—	$7,040

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EMU Domestics Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Domestics Index
ADP	249	$32	0.01%
Aena SME SA	263	48	0.01
Basic-Fit NV	326	7	0.00	‡
Bechtle AG	477	23	0.00	‡
Bouygues SA	957	36	0.01
Capgemini SE	406	87	0.02
Compagnie De Saint Gobain	1,181	85	0.01
Deutsche Lufthansa — Reg	3,894	28	0.00	‡
D'Ieteren Group	134	28	0.00	‡
Eiffage	356	37	0.01
Exclusive Networks SA	89	2	0.00	‡
Fraport Ag Frankfurt Airport	313	15	0.00	‡
Getlink SE	1,986	31	0.01
Indra Sistemas SA	958	18	0.00	‡
Industria de Diseno Textil SA	2,512	117	0.02
Iveco Group NV	2,828	39	0.01
Kingspan Group PLC	577	49	0.01
La Francaise des Jeux SAEM	504	19	0.00	‡
Prosiebensat.1 Media SE	1,885	12	0.00	‡
Randstad NV	627	31	0.01
Rheinmetall AG	150	78	0.01
Scout24 SE	461	32	0.01
Smurfit Kappa Group PLC	1,090	46	0.01
Stora Enso OYJ — Class R	2,879	37	0.01
Vinci SA	1,089	129	0.02
Vivendi SE	3,420	35	0.01
Zalando SE	1,570	42	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Domestics Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index
Arista Networks, Inc.	66	$19	0.00	%‡
Automatic Data Processing	105	26	0.00	‡
Autozone, Inc.	5	14	0.00	‡
CDW Corp.	34	9	0.00	‡
Charter Communications, Inc. — Class A	25	7	0.00	‡
Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index (cont'd)
Cintas Corp.	23	$16	0.00	%‡
Cognizant Tech Solutions — Class A	128	9	0.00	‡
Comcast Corp. — Class A	1,047	45	0.01
Copart, Inc.	215	12	0.00	‡
Crowdstrike Holdings, Inc. — Class A	53	17	0.00	‡
CSX Corp.	507	19	0.00	‡
Datadog, Inc. — Class A	64	8	0.00	‡
Doordash, Inc. — Class A	61	8	0.00	‡
DR Horton, Inc.	76	12	0.00	‡
Equifax, Inc.	31	8	0.00	‡
Fair Isaac Corp.	6	8	0.00	‡
Fastenal Co.	143	11	0.00	‡
Fedex Corp.	60	17	0.00	‡
Hilton Worldwide Holdings, Inc.	66	14	0.00	‡
Home Depot, Inc.	247	95	0.02
Lennar Corp. — Class A	61	11	0.00	‡
Lowe's Cos, Inc.	144	37	0.01
Lululemon Athletica, Inc.	30	12	0.00	‡
Marriott International — Class A	64	16	0.00	‡
Martin Marietta Materials	16	10	0.00	‡
Norfolk Southern Corp.	58	15	0.00	‡
NVR, Inc.	1	7	0.00	‡
Old Dominion Freight Line	50	11	0.00	‡
O'Reilly Automotive, Inc.	15	17	0.00	‡
Pultegroup, Inc.	55	7	0.00	‡
Quanta Services, Inc.	37	10	0.00	‡
Republic Services, Inc.	56	11	0.00	‡
Roper Technologies, Inc.	27	15	0.00	‡
Ross Stores, Inc.	85	13	0.00	‡
Sherwin-Williams Co.	62	22	0.00	‡
Snowflake, Inc. — Class A	70	11	0.00	‡
Starbucks Corp.	292	27	0.00	‡
TJX Companies, Inc.	286	29	0.01
Tractor Supply Company	28	7	0.00	‡
Trane Technologies PLC	57	17	0.00	‡
Union Pacific Corp.	155	38	0.01
United Parcel Service — Class B	182	27	0.00	‡
United Rentals, Inc.	17	12	0.00	‡
Verisk Analytics, Inc.	36	9	0.00	‡
Vulcan Materials Co.	33	9	0.00	‡
Walt Disney Co.	475	58	0.01
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index (cont'd)
Waste Connections, Inc.	65	$11	0.00	%‡
Waste Management, Inc.	102	22	0.00	‡
Workday, Inc. — Class A	52	14	0.00	‡
WW Grainger, Inc.	11	12	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	52,311	$2,357	0.41%
Asahi Intecc Co. Ltd.	118,978	2,071	0.36
Capcom Co. Ltd.	118,160	2,183	0.38
Daifuku Co. Ltd.	107,455	2,545	0.45
Daiichi Sankyo Co. Ltd.	75,686	2,389	0.42
Daikin Industries Ltd.	17,207	2,343	0.41
Disco Corp.	7,120	2,691	0.47
Fanuc Corp.	81,681	2,259	0.40
Fast Retailing Co. Ltd.	8,273	2,577	0.45
Hoshizaki Corp.	70,317	2,613	0.46
Hoya Corp.	18,719	2,318	0.41
Japan Exchange Group, Inc.	87,760	2,384	0.42
Japan Real Estate Investment	669	2,378	0.42
JSR Corp.	81,680	2,339	0.41
Keisei Electric Railway Co.	56,953	2,318	0.41
Keyence Corp.	5,124	2,355	0.41
Kikkoman Corp.	183,047	2,382	0.42
Kobe Bussan Co. Ltd.	85,841	2,120	0.37
Lasertec Corp.	9,045	2,499	0.44
Makita Corp.	89,424	2,523	0.44
Mcdonald's Holdings Co.	51,671	2,342	0.41
Monotaro Co. Ltd.	224,611	2,698	0.47
MS&AD Insurance Group Holdings, Inc.	136,200	2,440	0.43
Nintendo Co. Ltd.	42,466	2,300	0.40
Nippon Building Fund, Inc.	613	2,423	0.43
Nippon Prologis REIT, Inc.	1,459	2,594	0.46
Nissan Chemical Corp.	59,963	2,269	0.40
Nitori Holdings Co. Ltd.	15,095	2,354	0.41
Nomura Research Institute Ltd.	83,706	2,347	0.41
Obic Co. Ltd.	15,462	2,327	0.41
Oriental Land Co. Ltd.	71,215	2,282	0.40
Osaka Gas Co. Ltd.	107,227	2,404	0.42
Rakuten Group, Inc.	434,948	2,443	0.43
Recruit Holdings Co. Ltd.	55,324	2,452	0.43
Secom Co. Ltd.	31,306	2,267	0.40
Shin-Etsu Chemical Co. Ltd.	53,983	2,349	0.41
SMC Corp.	4,126	2,313	0.41
T&D Holdings. Inc.	135,482	2,326	0.41
Tokio Marine Holdings, Inc.	79,684	2,477	0.44
Tokyo Electron Ltd.	9,475	2,478	0.44
Unicharm Corp.	72,740	2,324	0.41
Yaskawa Electric Corp.	56,470	2,367	0.42
Zozo, Inc.	95,111	2,392	0.42

The following table represents the equity basket holdings underlying the total return swap with U.S. High Earnings Revisions Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. High Earnings Revisions Index
Acadia Realty Trust	4,752	$81	0.01%
American Eagle Outfitters	2,296	59	0.01
Ani Pharmaceuticals, Inc.	917	63	0.01
Applied Industrial Tech, Inc.	286	57	0.01
Ashland, Inc.	665	65	0.01
Carlisle Cos, Inc.	146	57	0.01
Casey's General Stores, Inc.	180	57	0.01
Cencora, Inc.	262	64	0.01
Century Communities, Inc.	597	58	0.01
Chemed Corp.	95	61	0.01
Community Healthcare Trust	3,922	104	0.02
Constellation Energy	315	58	0.01
Dorman Products, Inc.	584	56	0.01
Ecolab, Inc.	282	65	0.01
Emcor Group, Inc.	163	57	0.01
Encompass Health Corp.	804	66	0.01
Enerpac Tool Group Corp.	1,595	57	0.01
Ensign Group, Inc.	499	62	0.01
Equitrans Midstream Corp.	4,625	58	0.01
GAP, Inc.	2,291	63	0.01
Griffon Corp.	775	57	0.01
Haemonetics Corp.	685	58	0.01
Hannon Armstrong Sustainable	2,029	58	0.01
HCA Healthcare, Inc.	191	64	0.01
Innospec, Inc.	510	66	0.01
Installed Building Products	220	57	0.01
Interface, Inc.	3,420	58	0.01
Kemper Corp.	928	58	0.01
Ligand Pharmaceuticals	828	61	0.01
Macerich Co.	4,863	84	0.01
Mercury General Corp.	1,145	59	0.01
Micron Technology, Inc.	567	67	0.01
Minerals Technologies, Inc.	875	66	0.01
Myers Industries, Inc.	2,475	57	0.01
Northern Trust Corp.	643	57	0.01
Openlane, Inc.	3,345	58	0.01
OSI Systems, Inc.	406	58	0.01
PACCAR, Inc.	458	57	0.01
PRA Group, Inc.	2,175	57	0.01
Progressive Corp.	272	56	0.01
PVH Corp.	401	56	0.01
Radnet, Inc.	1,366	66	0.01
Sherwin-Williams Co.	187	65	0.01
Sl Green Realty Corp.	1,020	56	0.01
SPX Technologies, Inc.	455	56	0.01
Tennant Co.	471	57	0.01
UMB Financial Corp.	657	57	0.01
Viad Corp.	1,472	58	0.01
Wisdomtree, Inc.	6,199	57	0.01
World Acceptance Corp.	400	58	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with U.S. Value Quality Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Value Quality Index
ABM Industries, Inc.	1,251	$56	0.01%
Affiliated Managers Group	331	55	0.01
Agco Corp.	454	56	0.01
AMN Healthcare Services, Inc.	887	55	0.01
Archer-Daniels-Midland Co.	903	57	0.01
Bank OZK	1,222	56	0.01
Borgwarner, Inc.	1,613	56	0.01
Boyd Gaming Corp.	839	56	0.01
Buckle, Inc.	1,389	56	0.01
Bunge Global SA	559	57	0.01
Chord Energy Corp.	322	57	0.01
Comerica, Inc.	1,016	56	0.01
Commercial Metals Co.	1,002	59	0.01
Consensus Cloud Solution	3,868	61	0.01
CVS Health Corp.	701	56	0.01
Delta Air Lines, Inc.	1,201	57	0.01
Encore Wire Corp.	237	62	0.01
FedEx Corp.	207	60	0.01
Fox Corp. — Class B	1,951	56	0.01
GEO Group, Inc.	4,312	61	0.01
GMS, Inc.	575	56	0.01
Green Brick Partners, Inc.	966	58	0.01
Group 1 Automotive, Inc.	198	58	0.01
Highwoods Properties, Inc.	2,130	56	0.01
Invesco Ltd.	3,363	56	0.01
Jackson Financial, Inc. — Class A	859	57	0.01
Marriott Vacations World	544	59	0.01
Medical Properties Trust, Inc.	11,917	56	0.01
Meritage Homes Corp.	326	57	0.01
Mgic Investment Corp.	2,506	56	0.01
Monarch Casino & Resort, Inc.	738	55	0.01
National Presto Industries, Inc.	688	58	0.01
Newmarket Corp.	87	55	0.01
NMI Holdings, Inc. — Class A	1,746	56	0.01
Oshkosh Corp.	458	57	0.01
Pediatrix Medical Group, Inc.	5,623	56	0.01
Polaris, Inc.	577	58	0.01
Preferred Bank	723	56	0.01
Pultegroup, Inc.	466	56	0.01
Ryder System, Inc.	465	56	0.01
Site Centers Corp.	4,199	62	0.01
Standard Motor Products	1,710	57	0.01
State Street Corp.	719	56	0.01
Terex Corp.	904	58	0.01
Urban Edge Properties	3,502	60	0.01
Valero Energy Corp.	333	57	0.01
Valmont Industries, Inc.	246	56	0.01
Vestis Corp.	2,876	55	0.01
Wabash National Corp.	1,936	58	0.01
Worthington Steel, Inc.	1,710	61	0.01

@  Value/Notional amount is less than $500.

‡    Amount is less than 0.05%.

CNRR  China Reverse Repo Rate.

EMU    European Economic and Monetary Union.

ESTR    Euro Short-Term Rate

FTSE    Financial Times Stock Exchange.

ICE    Intercontinental Exchange.

KFE    Korean Futures Exchange.

MSCI    Morgan Stanley Capital International.

REIT    Real Estate Investment Trust.

SFE    Sydney Futures Exchange.

SGX    Singapore Exchange Ltd.

SOFR  Secured Overnight Financing Rate.

TSE    Toronto Stock Exchange.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	43.4%
Common Stocks	37.0
Short-Term Investments	19.6
Total Investments	100.0	%*

*  Does not include open futures contracts with a value of approximately $173,196,000 and net unrealized depreciation of approximately $625,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $373,000. Also does not include open swap agreements with net unrealized appreciation of approximately $7,515,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $393,275)	$471,381
Investment in Security of Affiliated Issuer, at Value (Cost $95,800)	95,800
Total Investments in Securities, at Value (Cost $489,075)	567,181
Foreign Currency, at Value (Cost $3,722)	3,150
Cash	328
Unrealized Appreciation on Swap Agreements	8,995
Receivable for Variation Margin on Futures Contracts	3,734
Due from Broker	2,952
Receivable for Investments Sold	2,311
Interest Receivable	2,139
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	775
Receivable for Variation Margin on Swap Agreements	613
Dividends Receivable	346
Receivable from Affiliate	385
Tax Reclaim Receivable	229
Receivable for Fund Shares Sold	1
Other Assets	81
Total Assets	593,220
Liabilities:
Payable for Investments Purchased	13,907
Due to Broker	6,885
Unrealized Depreciation on Swap Agreements	1,955
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,148
Payable for Advisory Fees	590
Payable for Professional Fees	82
Payable for Custodian Fees	59
Payable for Administration Fees	38
Payable for Shareholder Services Fees Class A	30
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Trustees' Fees and Expenses	36
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	21
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	13
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	5
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Deferred Capital Gain Country Tax	1
Other Liabilities	127
Total Liabilities	24,913
Net Assets	$568,307
Net Assets Consist of:
Paid-in-Capital	$502,271
Total Distributable Earnings	66,036
Net Assets	$568,307

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2024 (000)
CLASS I:
Net Assets	$17,752
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,020,874
Net Asset Value, Offering and Redemption Price Per Share	$17.39
CLASS A:
Net Assets	$141,122
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,249,382
Net Asset Value, Redemption Price Per Share	$17.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.95
Maximum Offering Price Per Share	$18.06
CLASS L:
Net Assets	$10,616
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	635,938
Net Asset Value, Offering and Redemption Price Per Share	$16.69
CLASS C:
Net Assets	$1,477
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	90,280
Net Asset Value, Offering and Redemption Price Per Share	$16.36
CLASS R6:
Net Assets	$397,340
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	22,829,706
Net Asset Value, Offering and Redemption Price Per Share	$17.40

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$4,907
Dividends from Securities of Unaffiliated Issuers (Net of $106 of Foreign Taxes Withheld)	1,936
Dividends from Security of Affiliated Issuer (Note G)	1,816
Total Investment Income	8,659
Expenses:
Advisory Fees (Note B)	1,216
Shareholder Services Fees — Class A (Note D)	172
Distribution and Shareholder Services Fees — Class L (Note D)	38
Distribution and Shareholder Services Fees — Class C (Note D)	7
Administration Fees (Note C)	216
Custodian Fees (Note F)	172
Professional Fees	92
Pricing Fees	65
Sub Transfer Agency Fees — Class I	5
Sub Transfer Agency Fees — Class A	46
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	1
Registration Fees	26
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	12
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Reporting Fees	20
Trustees' Fees and Expenses	5
Other Expenses	17
Total Expenses	2,124
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(152)
Rebate from Morgan Stanley Affiliate (Note G)	(53)
Reimbursement of Class Specific Expenses — Class I (Note B)	(6)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Net Expenses	1,912
Net Investment Income	6,747
Realized Gain (Loss):
Investments Sold	(3,015)
Foreign Currency Forward Exchange Contracts	(1,632)
Foreign Currency Translation	(64)
Futures Contracts	(1,261)
Swap Agreements	5,820
Net Realized Loss	(152)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	52,958
Foreign Currency Forward Exchange Contracts	54
Foreign Currency Translation	(311)
Futures Contracts	(1,109)
Swap Agreements	9,200
Net Change in Unrealized Appreciation (Depreciation)	60,792
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	60,640
Net Increase in Net Assets Resulting from Operations	$67,387

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,747	$10,124
Net Realized Loss	(152)	(7,549)
Net Change in Unrealized Appreciation (Depreciation)	60,792	53,190
Net Increase in Net Assets Resulting from Operations	67,387	55,765
Dividends and Distributions to Shareholders:
Class I	—	(112)
Class A	—	(771)
Class L	—	(44)
Class C	—	(7)
Class R6	—	(1,669)
Total Dividends and Distributions to Shareholders	—	(2,603)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	1,151	2,442
Distributions Reinvested	—	111
Redeemed	(2,405)	(5,813)
Class A:
Subscribed	486	2,101
Distributions Reinvested	—	760
Redeemed	(10,619)	(20,524)
Class L:
Exchanged	— @	92
Distributions Reinvested	—	43
Redeemed	(391)	(1,225)
Class C:
Subscribed	19	132
Distributions Reinvested	—	7
Redeemed	(164)	(660)
Class R6:
Subscribed	21	70,059
Distributions Reinvested	—	1,669
Redeemed	(31)	(567)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,933)	48,627
Total Increase in Net Assets	55,454	101,789
Net Assets:
Beginning of Period	512,853	411,064
End of Period	$568,307	$512,853

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	70	160
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(150)	(383)
Net Decrease in Class I Shares Outstanding	(80)	(216)
Class A:
Shares Subscribed	30	141
Shares Issued on Distributions Reinvested	—	51
Shares Redeemed	(659)	(1,366)
Net Decrease in Class A Shares Outstanding	(629)	(1,174)
Class L:
Shares Exchanged	— @@	6
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(25)	(83)
Net Decrease in Class L Shares Outstanding	(25)	(74)
Class C:
Shares Subscribed	1	9
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(11)	(46)
Net Decrease in Class C Shares Outstanding	(10)	(36)
Class R6:
Shares Subscribed	1	4,585
Shares Issued on Distributions Reinvested	—	111
Shares Redeemed	(2)	(38)
Net Increase (Decrease) in Class R6 Shares Outstanding	(1)	4,658

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.34		$13.58		$18.74		$16.08		$15.45		$17.05
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.34		0.19		0.16		0.17		0.27
Net Realized and Unrealized Gain (Loss)	1.84		1.51		(3.94)		2.73		0.74		0.17
Total from Investment Operations	2.05		1.85		(3.75)		2.89		0.91		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.12)		(0.22)		(0.03)		(0.58)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)		(1.46)
Total Distributions	—		(0.09)		(1.41)		(0.23)		(0.28)		(2.04)
Net Asset Value, End of Period	$17.39		$15.34		$13.58		$18.74		$16.08		$15.45
Total Return(2)	13.29	%(3)(4)	13.72%		(21.73)%		18.10%		5.93%		3.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,752		$16,888		$17,886		$26,745		$34,031		$57,532
Ratio of Expenses Before Expense Limitation	0.81	%(5)	0.85%		0.83%		0.76%		0.84%		0.84%
Ratio of Expenses After Expense Limitation	0.66	%(5)(6)(7)	0.72	%(7)	0.72	%(7)	0.73	%(7)	0.72	%(7)	0.72	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.73	%(7)	N/A		N/A
Ratio of Net Investment Income	2.54	%(5)(6)(7)	2.23	%(7)	1.13	%(7)	0.90	%(7)	1.14	%(7)	1.80	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	47	%(4)	91%		93%		115%		109%		117%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.72%	2.48%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.12		$13.41		$18.53		$15.91		$15.30		$16.90
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.29		0.14		0.12		0.13		0.23
Net Realized and Unrealized Gain (Loss)	1.81		1.50		(3.90)		2.68		0.73		0.15
Total from Investment Operations	1.99		1.79		(3.76)		2.80		0.86		0.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.07)		(0.17)		—		(0.52)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)		(1.46)
Total Distributions	—		(0.08)		(1.36)		(0.18)		(0.25)		(1.98)
Net Asset Value, End of Period	$17.11		$15.12		$13.41		$18.53		$15.91		$15.30
Total Return(2)	13.10	%(3)(4)	13.35%		(21.99)%		17.72%		5.65%		3.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,122		$134,213		$134,814		$188,317		$170,643		$197,271
Ratio of Expenses Before Expense Limitation	1.01	%(5)	1.04%		1.05%		1.02%		1.08%		1.09%
Ratio of Expenses After Expense Limitation	0.93	%(5)(6)(7)	1.01	%(7)	1.04	%(7)	1.01	%(7)	1.02	%(7)	1.03	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.01	%(7)	N/A		N/A
Ratio of Net Investment Income	2.27	%(5)(6)(7)	1.93	%(7)	0.84	%(7)	0.67	%(7)	0.87	%(7)	1.49	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	47	%(4)	91%		93%		115%		109%		117%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.99%	2.21%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.79		$13.17		$18.24		$15.67		$15.15		$16.73
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.21		0.05		0.03		0.05		0.15
Net Realized and Unrealized Gain (Loss)	1.76		1.47		(3.83)		2.64		0.72		0.16
Total from Investment Operations	1.90		1.68		(3.78)		2.67		0.77		0.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		(0.09)		—		(0.43)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)		(1.46)
Total Distributions	—		(0.06)		(1.29)		(0.10)		(0.25)		(1.89)
Net Asset Value, End of Period	$16.69		$14.79		$13.17		$18.24		$15.67		$15.15
Total Return(2)	12.85	%(3)(4)	12.69%		(22.33)%		17.09%		5.10%		2.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,616		$9,768		$9,674		$13,359		$12,773		$13,356
Ratio of Expenses Before Expense Limitation	1.53	%(5)	1.56%		1.56%		1.53%		1.60%		1.58%
Ratio of Expenses After Expense Limitation	1.45	%(5)(6)(7)	1.54	%(7)	1.55	%(7)	1.52	%(7)	1.54	%(7)	1.53	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.52	%(7)	N/A		N/A
Ratio of Net Investment Income	1.75	%(5)(6)(7)	1.40	%(7)	0.34	%(7)	0.16	%(7)	0.36	%(7)	0.97	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	47	%(4)	91%		93%		115%		109%		117%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.51%	1.69%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.52		$12.96		$18.02		$15.49		$15.02		$16.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.11		0.16		0.02		(0.02)		0.01		0.11
Net Realized and Unrealized Gain (Loss)	1.73		1.45		(3.79)		2.61		0.71		0.15
Total from Investment Operations	1.84		1.61		(3.77)		2.59		0.72		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		(0.05)		—		(0.43)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)		(1.46)
Total Distributions	—		(0.05)		(1.29)		(0.06)		(0.25)		(1.89)
Net Asset Value, End of Period	$16.36		$14.52		$12.96		$18.02		$15.49		$15.02
Total Return(2)	12.67	%(3)(4)	12.45%		(22.62)%		16.79%		4.81%		2.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,477		$1,457		$1,771		$2,236		$1,435		$1,906
Ratio of Expenses Before Expense Limitation	1.97	%(5)	1.97%		1.92%		1.90%		1.98%		1.93%
Ratio of Expenses After Expense Limitation	1.76	%(5)(6)(7)	1.82	%(7)	1.82	%(7)	1.83	%(7)	1.82	%(7)	1.82	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.83	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	1.44	%(5)(6)(7)	1.13	%(7)	0.11	%(7)	(0.11	)%(7)	0.07	%(7)	0.73	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	47	%(4)	91%		93%		115%		109%		117%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.82%	1.38%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class R6(1)
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.35		$13.59		$18.75		$16.10		$15.46		$17.06
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.35		0.20		0.20		0.19		0.27
Net Realized and Unrealized Gain (Loss)	1.84		1.50		(3.94)		2.69		0.74		0.17
Total from Investment Operations	2.05		1.85		(3.74)		2.89		0.93		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.13)		(0.23)		(0.04)		(0.58)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)		(1.46)
Total Distributions	—		(0.09)		(1.42)		(0.24)		(0.29)		(2.04)
Net Asset Value, End of Period	$17.40		$15.35		$13.59		$18.75		$16.10		$15.46
Total Return(3)	13.36	%(4)(5)	13.64%		(21.67)%		18.07%		6.02%		3.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$397,340		$350,527		$246,919		$307,783		$159,238		$151,242
Ratio of Expenses Before Expense Limitation	0.68	%(6)	0.70%		0.71%		N/A		0.75%		0.75%
Ratio of Expenses After Expense Limitation	0.60	%(6)(7)(8)	0.68	%(8)	0.69	%(8)	0.68	%(8)	0.69	%(8)	0.69	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.68	%(8)	N/A		N/A
Ratio of Net Investment Income	2.60	%(6)(7)(8)	2.26	%(8)	1.22	%(8)	1.06	%(8)	1.21	%(8)	1.76	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	47	%(5)	91%		93%		115%		109%		117%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.66%	2.54%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2024, the Subsidiary represented approximately $53,285,000 or approximately 9.38% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$22,871	$—	$22,871
Asset-Backed Securities	—	3,222	—	3,222
Commercial Mortgage-Backed Securities	—	3,503	—	3,503
Corporate Bonds	—	54,636	—	54,636
Mortgages — Other	—	6,237	—	6,237
Municipal Bond	—	259	—	259
Sovereign	—	119,393	—	119,393
Supranational	—	3,832	—	3,832
U.S. Treasury Securities	—	32,117	—	32,117
Total Fixed Income Securities	—	246,070	—	246,070
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks
Aerospace & Defense	$1,984	$1,915		$—		$3,899
Air Freight & Logistics	571	352		—		923
Automobile Components	185	167		—		352
Automobiles	1,731	1,414		—		3,145
Banks	6,271	16,648		—		22,919
Beverages	1,875	1,189		—		3,064
Biotechnology	2,544	678		—		3,222
Broadline Retail	4,993	537		—		5,530
Building Products	818	528		—		1,346
Capital Markets	4,091	2,090		—		6,181
Chemicals	2,146	1,978		—		4,124
Commercial Services & Supplies	1,043	188		—		1,231
Communications Equipment	993	165		—		1,158
Construction & Engineering	288	573		—		861
Construction Materials	208	676		—		884
Consumer Finance	706	—		—		706
Consumer Staples Distribution & Retail	2,749	642		—		3,391
Containers & Packaging	335	88		—		423
Distributors	148	23		—		171
Diversified Consumer Services	—	56		—		56
Diversified REITs	34	133		—		167
Diversified Telecommunication Services	906	1,179		—		2,085
Electric Utilities	1,968	1,247		—		3,215
Electrical Equipment	879	1,346		—		2,225
Electronic Equipment, Instruments & Components	765	172		—		937
Energy Equipment & Services	408	46		—	†	454	†
Entertainment	1,831	146		—		1,977
Financial Services	4,941	821		—		5,762
Food Products	1,050	2,030		—		3,080
Gas Utilities	81	151		—		232
Ground Transportation	2,194	46		—		2,240
Health Care Equipment & Supplies	3,129	1,191		—		4,320
Health Care Providers & Services	3,227	206		—		3,433
Health Care REITs	216	—		—		216
Health Care Technology	100	—		—		100
Hotel & Resort REITs	41	—		—		41
Hotels, Restaurants & Leisure	2,866	1,159	†	—		4,025	†
Household Durables	474	131		—		605
Household Products	1,494	370		—		1,864
Independent Power & Renewable Electricity Producers	136	156		—		292
Industrial Conglomerates	1,043	992		—		2,035
Industrial REITs	327	323		—		650
Information Technology Services	2,412	198		—		2,610
Insurance	3,618	3,537		—		7,155
Interactive Media & Services	7,663	183		—		7,846

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Investment Companies	$—	$—	†	$—		$—	†
Leisure Products	34	—		—		34
Life Sciences Tools & Services	1,867	404		—		2,271
Machinery	2,440	1,557		—		3,997
Marine Transportation	—	131		—		131
Media	888	278		—		1,166
Metals & Mining	1,318	2,223	†	—		3,541	†
Mortgage Real Estate Investment	27	—		—		27
Multi-Utilities	781	712		—		1,493
Office REITs	89	49		—		138
Oil, Gas & Consumable Fuels	6,554	3,210		—		9,764
Paper & Forest Products	63	190		—		253
Passenger Airlines	46	70		—		116
Personal Care Products	201	1,353		—		1,554
Pharmaceuticals	4,908	6,265		—		11,173
Professional Services	1,122	1,069		—		2,191
Real Estate Management & Development	251	556		—		807
Residential REITs	474	—		—		474
Retail REITs	321	256		—		577
Semiconductors & Semiconductor Equipment	12,608	2,499		—		15,107
Software	14,167	1,473		—		15,640
Specialized REITs	1,275	—		—		1,275
Specialty Retail	2,604	420		—		3,024
Tech Hardware, Storage & Peripherals	7,832	69		—		7,901
Textiles, Apparel & Luxury Goods	558	2,563		—		3,121
Tobacco	605	406		—		1,011
Trading Companies & Distributors	675	370		—		1,045
Transportation Infrastructure	—	299		—		299
Water Utilities	94	84		—		178
Wireless Telecommunication Services	313	125		—		438
Total Common Stocks	137,597	72,301	†	—	†	209,898	†
Warrants	—	—	†	—		—	†
Rights	—	—	@	—		—	@
Short-Term Investments
Commercial Paper	—	6,255		—		6,255
Investment Company	95,800	—		—		95,800
U.S. Treasury Securities	—	9,158		—		9,158
Total Short-Term Investments	95,800	15,413		—		111,213
Foreign Currency Forward Exchange Contracts	—	775		—		775
Futures Contracts	330	—		—		330
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Centrally Cleared Interest Rate Swap Agreements	$—	$578	$—		$578
Total Return Swap Agreements	—	8,995	—		8,995
Total Assets	233,727	344,132 †	—	†	577,859 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,148)	—		(1,148)
Futures Contracts	(955)	—	—		(955)
Centrally Cleared Interest Rate Swap Agreements	—	(103)	—		(103)
Total Return Swap Agreements	—	(1,955)	—		(1,955)
Total Liabilities	(955)	(3,206)	—		(4,161)
Total	$232,772	$340,926 †	$—	†	$573,698 †

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—

†  Includes a security valued at zero.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$775
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	8	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	66	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	154	(a)
Futures Contracts	Variation Margin on Futures Contracts	Currency Risk	102	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	578	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	8,995
Total			$10,678
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,148)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(617	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(338	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(103	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,955)
Total			$(4,161)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,632)
Commodity Risk	Futures Contracts	744
Equity Risk	Futures Contracts	(204)
Interest Rate Risk	Futures Contracts	(2,034)
Currency Risk	Futures Contracts	233
Equity Risk	Swap Agreements	9,361
Interest Rate Risk	Swap Agreements	(3,541)
Total		$2,927
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$54
Commodity Risk	Futures Contracts	(743)
Equity Risk	Futures Contracts	(414)
Interest Rate Risk	Futures Contracts	(54)
Currency Risk	Futures Contracts	102
Equity Risk	Swap Agreements	8,890
Interest Rate Risk	Swap Agreements	310
Total		$8,145

At March 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$775	$(1,148)
Swap Agreements	8,995	(1,955)
Total	$9,770	$(3,103)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2,090	$(8)	$(1,965)	$117
Barclays Bank PLC	2,494	(13)	(2,481)	0
BNP Paribas SA	1,962	(1,414)	(548)	0
Goldman Sachs International	1,981	(215)	(1,760)	6
JPMorgan Chase Bank NA	695	(612)	—	83
Standard Chartered Bank	1	(1)	—	0
State Street Bank & Trust Co.	2	(2)	—	0
UBS AG	534	(44)	(299)	191
Westpac Banking Corp.	11	—	—	11
Total	$9,770	$(2,309)	$(7,053)	$408
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$5	$—	$—	$5
Bank of America NA	24	(8)	—	16
Bank of New York Mellon	— @	—	—	— @
Barclays Bank PLC	77	(13)	—	64
BNP Paribas SA	1,913	(1,414)	—	499
Citibank NA	47	—	—	47
Goldman Sachs International	284	(215)	(1)	68
JPMorgan Chase Bank NA	702	(612)	(90)	0
Standard Chartered Bank	2	(1)	—	1
State Street Bank & Trust Co.	5	(2)	—	3
UBS AG	44	(44)	—	0
Total	$3,103	$(2,309)	$(91)	$703

@  Value is less than $500.

(a) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$151,569,000
Futures Contracts:
Average monthly notional value	$162,407,000
Swap Agreements:
Average monthly notional amount	$136,074,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2024, approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $2,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $92,492,000 and $95,670,000, respectively. For the six months ended March 31, 2024, purchases and sales of long-term U.S. Government securities were approximately $145,973,000 and $138,078,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, advisory fees paid were reduced by approximately $53,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$74,041	$157,780	$136,021	$1,816
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2024 (000)
Liquidity Fund	$—	$—	$95,800

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2024, included in "Trustees' Fees and Expenses" in the Consolidated Statement of

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Operations amounted to approximately $1,000. At March 31, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,603	$—	$35,063	$4,937

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2023.

At September 30, 2023, the Fund had no distributable earnings on a tax basis.

At September 30, 2023, the Fund had available for federal income tax purposes unused long-term capital losses of approximately $7,270,000, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2023, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $8,545,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2023, the Fund intends to defer to October 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$5,367	$—

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 90.4%.

K. Market Risk and Risks Relating to Certain Financial Instruments

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the

Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

Bitcoin: The Fund may gain exposure to cryptocurrencies by investing in the Subsidiary. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. The value of Fund's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Fund's exposure to cryptocurrency could result in substantial losses to the Fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule.The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
6574013 EXP 05.31.25

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Liquidity Risk Management Program	29
Important Notices	30
U.S. Customer Privacy Notice	31
Trustees and Officers Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Expense Example

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$1,093.60	$1,022.30	$2.83	$2.73	0.54%
High Yield Portfolio Class A	1,000.00	1,092.00	1,020.70	4.50	4.34	0.86
High Yield Portfolio Class L	1,000.00	1,090.40	1,019.30	5.96	5.76	1.14
High Yield Portfolio Class C	1,000.00	1,086.70	1,016.80	8.56	8.27	1.64
High Yield Portfolio Class R6	1,000.00	1,093.70	1,022.35	2.77	2.68	0.53
High Yield Portfolio Class IR	1,000.00	1,093.80	1,022.35	2.77	2.68	0.53

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period.

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.6%)
Corporate Bonds (94.2%)
Basic Materials (3.4%)
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	$640	$616
First Quantum Minerals Ltd.
9.38%, 3/1/29 (a)	200	208
HB Fuller Co.
4.25%, 10/15/28	515	478
Herens Holdco SARL
4.75%, 5/15/28 (a)	800	701
Hudbay Minerals, Inc.
4.50%, 4/1/26 (a)	359	348
IAMGOLD Corp.
5.75%, 10/15/28 (a)	649	596
Kaiser Aluminum Corp.
4.50%, 6/1/31 (a)	250	221
4.63%, 3/1/28 (a)	175	164
Novelis Corp.
4.75%, 1/30/30 (a)	375	346
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	500	459
		4,137
Communications (9.4%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	910	763
Block Communications, Inc.
4.88%, 3/1/28 (a)	693	620
C&W Senior Finance Ltd.
6.88%, 9/15/27 (a)	490	463
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	450	419
5.13%, 5/1/27 (a)	425	405
Ciena Corp.
4.00%, 1/31/30 (a)	785	703
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	735	644
CSC Holdings LLC
4.63%, 12/1/30 (a)	325	165
5.38%, 2/1/28 (a)	400	345
5.50%, 4/15/27 (a)	400	358
7.50%, 4/1/28 (a)	250	169
11.25%, 5/15/28 (a)	280	278
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27 (a)	375	355
GCI LLC
4.75%, 10/15/28 (a)	300	275
Lamar Media Corp.
4.00%, 2/15/30	200	182
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	489
	Face Amount (000)	Value (000)
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	$940	$895
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	350	314
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	249	241
Spotify USA, Inc.
0.00%, 3/15/26	250	230
TEGNA, Inc.
5.00%, 9/15/29	300	269
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	940	917
Univision Communications, Inc.
8.00%, 8/15/28 (a)	475	484
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	700	601
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	600	508
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	250	226
Ziggo BV
4.88%, 1/15/30 (a)	350	315
		11,633
Consumer, Cyclical (22.3%)
Acushnet Co.
7.38%, 10/15/28 (a)	180	187
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	445	458
American Airlines, Inc.
7.25%, 2/15/28 (a)	117	119
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (a)	355	353
Arko Corp.
5.13%, 11/15/29 (a)	675	559
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	500	457
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/29 (a)	345	352
At Home Group, Inc.
4.88%, 7/15/28 (a)	255	123
BCPE Empire Holdings, Inc.
7.63%, 5/1/27 (a)	850	831
Boyne USA, Inc.
4.75%, 5/15/29 (a)	990	918
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	540	493
Cars.com, Inc.
6.38%, 11/1/28 (a)	735	715
CCM Merger, Inc.
6.38%, 5/1/26 (a)	275	275

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	$664	$658
Dana, Inc.
4.25%, 9/1/30	350	310
Dave & Buster's, Inc.
7.63%, 11/1/25 (a)	440	444
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	950	946
DraftKings Holdings, Inc.
0.00%, 3/15/28	465	403
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	430	449
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	648	697
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	470	466
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	1,175	1,120
Ford Motor Co.
3.25%, 2/12/32	340	283
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	260	242
Hanesbrands, Inc.
9.00%, 2/15/31 (a)	430	442
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.
5.75%, 1/20/26 (a)	249	234
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	216
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	620	601
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	865	895
JetBlue Airways Corp.
0.50%, 4/1/26	700	615
LGI Homes, Inc.
4.00%, 7/15/29 (a)	605	529
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	199	211
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	605	610
Lithia Motors, Inc.
3.88%, 6/1/29 (a)	400	361
4.38%, 1/15/31 (a)	300	269
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	400	371
NCL Corp. Ltd.
7.75%, 2/15/29 (a)	350	364
New Home Co., Inc.
9.25%, 10/1/29 (a)	860	865
	Face Amount (000)	Value (000)
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 4/1/26 (a)	$530	$519
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	650	608
Peloton Interactive, Inc.
0.00%, 2/15/26	945	801
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28 (a)	345	323
Phinia, Inc.
6.75%, 4/15/29 (a)(b)	35	35
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	845	741
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29	300	274
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month Term SOFR + 6.03%, 11.49%, 10/15/26 (a)(c)	730	738
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	900	857
STL Holding Co. LLC
8.75%, 2/15/29 (a)	580	596
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	1,090	1,088
Thor Industries, Inc.
4.00%, 10/15/29 (a)	318	285
Titan International, Inc.
7.00%, 4/30/28	285	282
Viking Cruises Ltd.
5.88%, 9/15/27 (a)	630	619
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 5/1/27 (a)	125	106
9.50%, 6/1/28 (a)	165	140
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	184
White Cap Buyer LLC
6.88%, 10/15/28 (a)	400	393
ZF North America Capital, Inc.
6.88%, 4/14/28 (a)	385	400
		27,430
Consumer, Non-Cyclical (16.6%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	1,035	947
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	868	851
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	450	405
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	316

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Block, Inc.
0.25%, 11/1/27	$275	$230
Carriage Services, Inc.
4.25%, 5/15/29 (a)	425	377
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)	425	397
7.63%, 7/1/29 (a)	415	421
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	224
CPI CG, Inc.
8.63%, 3/15/26 (a)	448	447
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	850	877
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	525	543
Garda World Security Corp.
9.50%, 11/1/27 (a)	650	654
Grifols SA
4.75%, 10/15/28 (a)	425	352
HealthEquity, Inc.
4.50%, 10/1/29 (a)	245	226
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 5/1/26 (a)	591	587
10.50%, 4/30/28 (a)	460	489
Hertz Corp.
4.63%, 12/1/26 (a)	950	863
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	400	30
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	675	590
Legacy LifePoint Health LLC
4.38%, 2/15/27 (a)	250	238
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	988	815
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29 (a)	505	481
Medline Borrower LP
3.88%, 4/1/29 (a)	500	455
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	700	508
ModivCare, Inc.
5.88%, 11/15/25 (a)	250	244
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	474	474
Option Care Health, Inc.
4.38%, 10/31/29 (a)	380	349
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	1,085	907
	Face Amount (000)	Value (000)
Performance Food Group, Inc.
4.25%, 8/1/29 (a)	$300	$275
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	304
Signal Parent, Inc.
6.13%, 4/1/29 (a)	1,295	1,031
Sotheby's
7.38%, 10/15/27 (a)	450	420
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)(b)	280	283
TriNet Group, Inc.
3.50%, 3/1/29 (a)	415	373
Triton Water Holdings, Inc.
6.25%, 4/1/29 (a)	327	298
U.S. Acute Care Solutions LLC
6.38%, 3/1/26 (a)	500	482
Varex Imaging Corp.
7.88%, 10/15/27 (a)	550	559
VT Topco, Inc.
8.50%, 8/15/30 (a)	475	502
Wand NewCo 3, Inc.
7.63%, 1/30/32 (a)	328	339
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	489
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	835	736
		20,388
Energy (8.9%)
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28 (a)	200	198
Baytex Energy Corp.
8.50%, 4/30/30 (a)	105	110
Cheniere Energy Partners LP
3.25%, 1/31/32	460	392
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	820	823
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	450	402
Continental Resources, Inc.
2.88%, 4/1/32 (a)	375	306
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31 (a)	575	544
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	505	501
8.25%, 1/15/32 (a)	90	93
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	295	301
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	550	541
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	545	579

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Matador Resources Co.
5.88%, 9/15/26	$274	$274
6.50%, 4/15/32 (a)(b)	315	316
6.88%, 4/15/28 (a)	390	399
NextEra Energy Partners LP
0.00%, 11/15/25 (a)	1,260	1,123
Oceaneering International, Inc.
6.00%, 2/1/28	925	912
Permian Resources Operating LLC
8.00%, 4/15/27 (a)	260	268
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	293
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	470	487
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	350	338
6.00%, 12/31/30 (a)	500	475
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	575	562
Vital Energy, Inc.
7.88%, 4/15/32 (a)	705	717
		10,954
Finance (10.3%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27 (a)	200	207
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	450	420
Castlelake Aviation Finance DAC
5.00%, 4/15/27 (a)	370	357
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	685	652
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	900	834
GGAM Finance Ltd.
6.88%, 4/15/29 (a)(b)	275	277
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	500	428
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	425	440
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30 (a)	375	315
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 5/15/26	475	459
6.38%, 12/15/25	60	60
Iron Mountain, Inc.
4.88%, 9/15/29 (a)	300	282
5.25%, 7/15/30 (a)	460	436
	Face Amount (000)	Value (000)
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	$775	$718
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 8/15/28 (a)	900	829
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	606	595
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	655	603
Macquarie Airfinance Holdings Ltd.
6.50%, 3/26/31 (a)	125	127
8.38%, 5/1/28 (a)	320	339
MGIC Investment Corp.
5.25%, 8/15/28	275	267
National Health Investors, Inc.
3.00%, 2/1/31	950	781
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.38%, 2/1/27 (a)	382	363
Panther Escrow Issuer LLC
7.13%, 6/1/31 (a)(b)	245	249
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	250	241
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	238
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.88%, 3/1/31 (a)	535	467
Starwood Property Trust, Inc.
7.25%, 4/1/29 (a)	355	358
StoneX Group, Inc.
7.88%, 3/1/31 (a)	550	558
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	1,075	794
		12,694
Industrials (17.0%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	560	565
ACProducts Holdings, Inc.
6.38%, 5/15/29 (a)	625	486
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	537	577
Artera Services LLC
8.50%, 2/15/31 (a)	590	605
Ball Corp.
3.13%, 9/15/31	400	340
6.88%, 3/15/28	100	103
Bombardier, Inc.
6.00%, 2/15/28 (a)	900	886
7.25%, 7/1/31 (a)(b)	185	186
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	300	297

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	$500	$453
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	935	834
Coherent Corp.
5.00%, 12/15/29 (a)	500	471
Covanta Holding Corp.
4.88%, 12/1/29 (a)	485	435
5.00%, 9/1/30	175	155
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	799	751
CryoPort, Inc.
0.75%, 12/1/26 (a)	680	600
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	960	898
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30 (a)	135	137
EnerSys
4.38%, 12/15/27 (a)	635	601
6.63%, 1/15/32 (a)	240	242
Enpro, Inc.
5.75%, 10/15/26	500	499
Enviri Corp.
5.75%, 7/31/27 (a)	1,292	1,218
Esab Corp.
6.25%, 4/15/29 (a)(b)	245	247
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	1,155	1,029
Iris Holding, Inc.
10.00%, 12/15/28 (a)	300	270
Madison IAQ LLC
5.88%, 6/30/29 (a)	750	687
Manitowoc Co., Inc.
9.00%, 4/1/26 (a)	175	175
Moog, Inc.
4.25%, 12/15/27 (a)	500	472
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	450	409
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	450	432
OI European Group BV
4.75%, 2/15/30 (a)	250	230
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31 (a)	220	224
RXO, Inc.
7.50%, 11/15/27 (a)	200	205
Seaspan Corp.
5.50%, 8/1/29 (a)	650	568
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27 (a)	325	314
TopBuild Corp.
3.63%, 3/15/29 (a)	250	227
	Face Amount (000)	Value (000)
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	$350	$374
TriMas Corp.
4.13%, 4/15/29 (a)	400	363
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	615	608
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	450	409
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	545	523
Vontier Corp.
2.95%, 4/1/31	675	565
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	675	665
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	580	574
		20,909
Technology (4.5%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	650	595
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	450	417
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	500	480
Concentrix Corp.
6.60%, 8/2/28	475	481
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	495	439
KBR, Inc.
4.75%, 9/30/28 (a)	555	511
Kyndryl Holdings, Inc.
2.70%, 10/15/28	590	523
Presidio Holdings, Inc.
8.25%, 2/1/28 (a)	725	724
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	675	177
ROBLOX Corp.
3.88%, 5/1/30 (a)	600	529
Rocket Software, Inc.
6.50%, 2/15/29 (a)	745	639
		5,515
Utilities (1.8%)
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	1,035	889
Pike Corp.
5.50%, 9/1/28 (a)	545	522
8.63%, 1/31/31 (a)	205	218
TransAlta Corp.
7.75%, 11/15/29	525	547
		2,176
		115,836

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Variable Rate Senior Loan Interests (4.4%)
Communications (0.3%)
PUG LLC 2024 Extended Term Loan B 3 Month USD SOFR + 4.75%, 10.08%, 3/15/30 (c)	$425	$426
Consumer, Cyclical (1.2%)
BCPE Empire Holdings, Inc. 2024 Term Loan 1 Month USD SOFR + 4.00%, 9.33%, 12/11/28 (c)	410	411
Hanesbrands, Inc. 2021 Term Loan 11/19/26 (g)	616	608
Peloton Interactive, Inc. Term Loan 6 Month USD SOFR + 7.00%, 12.48%, 5/25/27 (c)	393	396
		1,415
Consumer, Non-Cyclical (1.3%)
AlixPartners LLP 2021 USD Term Loan B 1 Month USD SOFR + 2.50%, 7.94%, 2/4/28 (c)	191	192
Bausch & Lomb Corp. Term Loan 1 Month USD SOFR + 3.25%, 8.68%, 5/10/27 (c)	782	776
Pluto Acquisition I, Inc. 2021 1st Lien Term Loan 3 Month USD SOFR + 4.00%, 9.32%, 6/22/26 (c)	597	516
2024 First Out Superpriority Term Loan 3 Month USD SOFR + 5.50%, 10.69%, 6/20/28 (c)	139	140
		1,624
Finance (1.0%)
NEXUS Buyer LLC Term Loan B 1 Month USD SOFR + 3.75%, 9.18%, 11/9/26 (c)	400	400
Truist Insurance Holdings LLC 2nd Lien Term Loan 3/8/32 (g)	795	801
		1,201
Industrials (0.6%)
Grinding Media, Inc. 2021 Term Loan B 3 Month USD SOFR + 4.00%, 9.59%, 10/12/28 (c)	695	693
		5,359
Total Fixed Income Securities (Cost $122,650)		121,195
	Shares	Value (000)
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (f)(h)	592	$—
Diversified REITs (0.0%)‡
American Gilsonite Co. (h)	500	1
Machinery (0.1%)
Iracore Investment Holdings, Inc., Class A (f)(h)	470	87
Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (h)	2,826	11
Total Common Stocks (Cost $151)		99
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $2,902)	2,902,475	2,902
Total Investments (101.0%) (Cost $125,703) (i)(j)		124,196
Liabilities in Excess of Other Assets (–1.0%)		(1,259)
Net Assets (100.0%)		$122,937

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  When-issued security.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Issuer in bankruptcy.

(e)  Non-income producing security; bond in default.

(f)  At March 31, 2024, the Fund held fair valued securities valued at $87,000, representing 0.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(g)  Unsettled Position. The contract rate does not take effect until settlement date.

(h)  Non-income producing security.

(i)  Securities are available for collateral in connection with purchase of securities on a forward commitment basis.

(j)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,363,000 and the aggregate gross unrealized depreciation is approximately $3,870,000, resulting in net unrealized depreciation of approximately $1,507,000.

DAC  Designated Activity Company.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	23.2%
Consumer, Non-Cyclical	17.7
Industrials	17.4
Other*	12.0
Finance	11.2
Communications	9.7
Energy	8.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $122,801)	$121,294
Investment in Security of Affiliated Issuer, at Value (Cost $2,902)	2,902
Total Investments in Securities, at Value (Cost $125,703)	124,196
Interest Receivable	2,051
Receivable for Investments Sold	1,331
Receivable for Fund Shares Sold	157
Receivable from Affiliate	13
Cash	6
Other Assets	73
Total Assets	127,827
Liabilities:
Payable for Investments Purchased	4,557
Payable for Fund Shares Redeemed	153
Payable for Professional Fees	66
Payable for Advisory Fees	62
Payable for Administration Fees	8
Payable for Sub Transfer Agency Fees — Class I	6
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	5
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Other Liabilities	21
Total Liabilities	4,890
Net Assets	$122,937
Net Assets Consist of:
Paid-in-Capital	$154,678
Total Accumulated Loss	(31,741)
Net Assets	$122,937

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2024 (000)
CLASS I:
Net Assets	$99,614
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,669,992
Net Asset Value, Offering and Redemption Price Per Share	$8.54
CLASS A:
Net Assets	$10,863
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,275,327
Net Asset Value, Redemption Price Per Share	$8.52
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.29
Maximum Offering Price Per Share	$8.81
CLASS L:
Net Assets	$172
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,191
Net Asset Value, Offering and Redemption Price Per Share	$8.53
CLASS C:
Net Assets	$3,498
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	411,332
Net Asset Value, Offering and Redemption Price Per Share	$8.50
CLASS R6:
Net Assets	$8,778
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,027,567
Net Asset Value, Offering and Redemption Price Per Share	$8.54
CLASS IR:
Net Assets	$12
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,375
Net Asset Value, Offering and Redemption Price Per Share	$8.54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$4,104
Dividends from Security of Affiliated Issuer (Note G)	51
Total Investment Income	4,155
Expenses:
Advisory Fees (Note B)	333
Professional Fees	102
Registration Fees	46
Administration Fees (Note C)	44
Sub Transfer Agency Fees — Class I	35
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	18
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	12
Custodian Fees (Note F)	7
Pricing Fees	2
Trustees' Fees and Expenses	1
Other Expenses	11
Total Expenses	644
Waiver of Advisory Fees (Note B)	(215)
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(61)
Reimbursement of Class Specific Expenses — Class I (Note B)	(28)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	333
Net Investment Income	3,822
Realized Loss:
Investments Sold	(2,252)
Change in Unrealized Appreciation (Depreciation):
Investments	8,288
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	6,036
Net Increase in Net Assets Resulting from Operations	$9,858

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,822	$8,132
Net Realized Loss	(2,252)	(12,076)
Net Change in Unrealized Appreciation (Depreciation)	8,288	17,068
Net Increase in Net Assets Resulting from Operations	9,858	13,124
Dividends and Distributions to Shareholders:
Class I	(3,129)	(6,936)
Class A	(386)	(752)
Class L	(5)	(10)
Class C	(106)	(214)
Class R6	(206)	(389)
Class IR	(— @)	(1)
Class W*	—	(1)
Total Dividends and Distributions to Shareholders	(3,832)	(8,303)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	20,177	28,162
Distributions Reinvested	2,932	6,642
Redeemed	(14,136)	(71,061)
Class A:
Subscribed	4,168	7,175
Distributions Reinvested	386	752
Redeemed	(5,485)	(8,669)
Class L:
Exchanged	—	37
Distributions Reinvested	5	10
Redeemed	(9)	(110)
Class C:
Subscribed	99	537
Distributions Reinvested	106	214
Redeemed	(435)	(1,466)
Class R6:
Subscribed	4,181	13
Distributions Reinvested	206	389
Redeemed	(872)	(3,832)
Class IR:
Distributions Reinvested	— @	1
Class W:*
Distributions Reinvested	—	1
Redeemed	—	(10)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,323	(41,215)
Total Increase (Decrease) in Net Assets	17,349	(36,394)
Net Assets:
Beginning of Period	105,588	141,982
End of Period	$122,937	$105,588
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,435	3,470
Shares Issued on Distributions Reinvested	358	819
Shares Redeemed	(1,720)	(8,737)
Net Increase (Decrease) in Class I Shares Outstanding	1,073	(4,448)
Class A:
Shares Subscribed	506	882
Shares Issued on Distributions Reinvested	47	93
Shares Redeemed	(664)	(1,068)
Net Decrease in Class A Shares Outstanding	(111)	(93)
Class L:
Shares Exchanged	—	5
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(1)	(14)
Net Decrease in Class L Shares Outstanding	(— @@)	(8)
Class C:
Shares Subscribed	12	65
Shares Issued on Distributions Reinvested	13	27
Shares Redeemed	(53)	(181)
Net Decrease in Class C Shares Outstanding	(28)	(89)
Class R6:
Shares Subscribed	494	1
Shares Issued on Distributions Reinvested	25	48
Shares Redeemed	(105)	(475)
Net Increase (Decrease) in Class R6 Shares Outstanding	414	(426)
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@
Class W:*
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1)
Net Decrease in Class W Shares Outstanding	—	(1)

*  Effective June 28, 2023, Class W shares were liquidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.09		$7.84		$9.68		$9.19		$9.78		$9.96
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29		0.54		0.50		0.53		0.57		0.63
Net Realized and Unrealized Gain (Loss)	0.45		0.26		(1.83)		0.49		(0.57)		(0.19)
Total from Investment Operations	0.74		0.80		(1.33)		1.02		0.00		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.55)		(0.51)		(0.53)		(0.59)		(0.62)
Net Asset Value, End of Period	$8.54		$8.09		$7.84		$9.68		$9.19		$9.78
Total Return(2)	9.36	%(3)(4)	10.34%		(14.27)%		11.38%		0.15%		4.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$99,614		$85,713		$117,898		$161,038		$155,539		$176,483
Ratio of Expenses Before Expense Limitation	1.10	%(5)	1.19%		1.04%		1.03%		1.02%		0.98%
Ratio of Expenses After Expense Limitation	0.54	%(5)(6)(7)	0.65	%(7)	0.65	%(7)	0.65	%(7)	0.65	%(7)	0.65	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.65	%(7)	0.65	%(7)	0.65	%(7)
Ratio of Net Investment Income	6.94	%(5)(6)(7)	6.66	%(7)	5.64	%(7)	5.50	%(7)	6.20	%(7)	6.51	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	34	%(4)	57%		28%		54%		69%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.65%	6.83%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.07		$7.82		$9.67		$9.17		$9.76		$9.94
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27		0.51		0.47		0.49		0.55		0.60
Net Realized and Unrealized Gain (Loss)	0.46		0.26		(1.84)		0.51		(0.58)		(0.20)
Total from Investment Operations	0.73		0.77		(1.37)		1.00		(0.03)		0.40
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.52)		(0.48)		(0.50)		(0.56)		(0.58)
Net Asset Value, End of Period	$8.52		$8.07		$7.82		$9.67		$9.17		$9.76
Total Return(2)	9.20	%(3)(4)	9.98%		(14.69)%		11.14%		(0.22)%		4.28%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,863		$11,192		$11,573		$17,116		$14,595		$24,401
Ratio of Expenses Before Expense Limitation	1.37	%(5)	1.45%		1.29%		1.27%		1.31%		1.23%
Ratio of Expenses After Expense Limitation	0.86	%(5)(6)(7)	1.00	%(7)	1.00	%(7)	0.99	%(7)	1.00	%(7)	0.99	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.99	%(7)	1.00	%(7)	0.99	%(7)
Ratio of Net Investment Income	6.62	%(5)(6)(7)	6.31	%(7)	5.27	%(7)	5.16	%(7)	5.87	%(7)	6.17	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	34	%(4)	57%		28%		54%		69%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.98%	6.50%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.08		$7.83		$9.67		$9.17		$9.76		$9.94
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.26		0.49		0.45		0.47		0.52		0.57
Net Realized and Unrealized Gain (Loss)	0.46		0.25		(1.84)		0.51		(0.58)		(0.19)
Total from Investment Operations	0.72		0.74		(1.39)		0.98		(0.06)		0.38
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.49)		(0.45)		(0.48)		(0.53)		(0.56)
Net Asset Value, End of Period	$8.53		$8.08		$7.83		$9.67		$9.17		$9.76
Total Return(2)	9.04	%(3)(4)	9.76%		(14.92)%		10.84%		(0.46)%		4.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$172		$166		$222		$383		$425		$468
Ratio of Expenses Before Expense Limitation	2.97	%(5)	3.18%		2.16%		1.98%		1.91%		1.86%
Ratio of Expenses After Expense Limitation	1.14	%(5)(6)(7)	1.25	%(7)	1.25	%(7)	1.25	%(7)	1.25	%(7)	1.25	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.25	%(7)	1.25	%(7)	1.25	%(7)
Ratio of Net Investment Income	6.34	%(5)(6)(7)	6.05	%(7)	5.02	%(7)	4.90	%(7)	5.60	%(7)	5.93	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	34	%(4)	57%		28%		54%		69%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.25%	6.23%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.06		$7.81		$9.65		$9.16		$9.75		$9.93
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24		0.45		0.40		0.42		0.46		0.52
Net Realized and Unrealized Gain (Loss)	0.45		0.26		(1.83)		0.50		(0.56)		(0.19)
Total from Investment Operations	0.69		0.71		(1.43)		0.92		(0.10)		0.33
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.46)		(0.41)		(0.43)		(0.49)		(0.51)
Net Asset Value, End of Period	$8.50		$8.06		$7.81		$9.65		$9.16		$9.75
Total Return(2)	8.67	%(3)(4)	9.16%		(15.27)%		10.20%		(0.93)%		3.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,498		$3,539		$4,121		$6,418		$7,633		$5,226
Ratio of Expenses Before Expense Limitation	2.17	%(5)	2.22%		2.05%		2.01%		2.02%		1.98%
Ratio of Expenses After Expense Limitation	1.64	%(5)(6)(7)	1.75	%(7)	1.75	%(7)	1.74	%(7)	1.74	%(7)	1.74	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.74	%(7)	1.74	%(7)	1.74	%(7)
Ratio of Net Investment Income	5.84	%(5)(6)(7)	5.56	%(7)	4.51	%(7)	4.41	%(7)	5.06	%(7)	5.43	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	34	%(4)	57%		28%		54%		69%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.75%	5.73%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

High Yield Portfolio

	Class R6(1)
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.09		$7.84		$9.69		$9.19		$9.78		$9.96
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.29		0.54		0.51		0.53		0.55		0.64
Net Realized and Unrealized Gain (Loss)	0.45		0.26		(1.84)		0.50		(0.55)		(0.20)
Total from Investment Operations	0.74		0.80		(1.33)		1.03		0.00		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.55)		(0.52)		(0.53)		(0.59)		(0.62)
Net Asset Value, End of Period	$8.54		$8.09		$7.84		$9.69		$9.19		$9.78
Total Return(3)	9.37	%(4)(5)	10.35%		(14.30)%		11.49%		0.18%		4.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,778		$4,967		$8,149		$3,526		$5,471		$301
Ratio of Expenses Before Expense Limitation	1.06	%(6)	1.10%		0.94%		0.94%		0.94%		1.11%
Ratio of Expenses After Expense Limitation	0.53	%(6)(7)(8)	0.62	%(8)	0.62	%(8)	0.62	%(8)	0.62	%(8)	0.62	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.62	%(8)	0.62	%(8)	0.62	%(8)
Ratio of Net Investment Income	6.95	%(6)(7)(8)	6.69	%(8)	5.82	%(8)	5.54	%(8)	6.20	%(8)	6.55	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	34	%(5)	57%		28%		54%		69%		42%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.62%	6.86%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

High Yield Portfolio

	Class IR
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.09		$7.84		$9.69		$9.19		$9.78		$9.96
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28		0.54		0.48		0.50		0.52		0.56
Net Realized and Unrealized Gain (Loss)	0.46		0.26		(1.81)		0.53		(0.52)		(0.12)
Total from Investment Operations	0.74		0.80		(1.33)		1.03		0.00		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.55)		(0.52)		(0.53)		(0.59)		(0.62)
Net Asset Value, End of Period	$8.54		$8.09		$7.84		$9.69		$9.19		$9.78
Total Return(2)	9.38	%(3)(4)	10.36%		(14.30)%		11.49%		0.18%		4.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11		$10		$11		$10		$10
Ratio of Expenses Before Expense Limitation	17.92	%(5)	21.53%		19.61%		18.97%		20.43%		20.17%
Ratio of Expenses After Expense Limitation	0.53	%(5)(6)(7)	0.62	%(7)	0.62	%(7)	0.62	%(7)	0.62	%(7)	0.62	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.62	%(7)	0.62	%(7)	0.62	%(7)
Ratio of Net Investment Income	6.95	%(5)(6)(7)	6.69	%(7)	5.38	%(7)	5.26	%(7)	5.70	%(7)	5.80	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	34	%(4)	57%		28%		54%		69%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(4)  Not annualized.

(5)  Annualized.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.62%	6.86%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On June 28, 2023, Class W shares were liquidated as a share class of the Fund. Accordingly, no financial highlights have been presented for Class W.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteris-

tics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$115,836	$—	†	$115,836	†
Variable Rate Senior Loan Interests	—	5,359	—		5,359
Total Fixed Income Securities	—	121,195	—		121,195

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks
Automobile Components	$—	$—	$—	†	$—	†
Diversified REITs	—	1	—		1
Machinery	—	—	87		87
Semiconductors & Semiconductor Equipment	—	11	—		11
Total Common Stocks	—	12	87	†	99	†
Short-Term Investment
Investment Company	2,902	—	—		2,902
Total Assets	$2,902	$121,207	$87	†	$124,196	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$72
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	15
Realized gains (losses)	—
Ending Balance	$87
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$15

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:

	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$87	Market Comparable Companies	Enterprise Value/ EBITDA	2.7	x	Increase
			Enterprise Value/ Revenue	0.32	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class R6 shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2024, approximately $215,000 of advisory fees were waived and approximately $33,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $47,587,000 and $37,629,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases At Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$—	$30,821	$27,919	$51
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2024 (000)
Liquidity Fund	$—	$—	$2,902

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company ("RIC") and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From: Ordinary Income (000)	2022 Distributions Paid From: Ordinary Income (000)
$8,303	$9,747

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2023.

At September 30, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$769	$—

At September 30, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,257,000 and $27,298,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 75.5%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

34

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
6574182 EXP 05.31.25

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Liquidity Risk Management Program	27
Important Notices	28
U.S. Customer Privacy Notice	29
Trustees and Officers Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Expense Example

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$1,040.70	$1,023.60	$1.43	$1.42	0.28%
Short Duration Income Portfolio Class A	1,000.00	1,040.60	1,022.40	2.65	2.63	0.52
Short Duration Income Portfolio Class L	1,000.00	1,039.50	1,021.10	3.98	3.94	0.78
Short Duration Income Portfolio Class C	1,000.00	1,037.00	1,018.60	6.52	6.46	1.28

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period.

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.2%)
Agency Adjustable Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 5.37%, 6/1/38 (a)	$46	$47
1 Year CMT + 2.31%, 6.16%, 3/1/37 (a)	129	131
1 Year CMT + 2.33%, 5.85%, 1/1/36 (a)	105	106
1 Year CMT + 2.34%, 6.19%, 7/1/38 (a)	108	109
		393
Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	8	8
7.50%, 5/1/35	8	8
8.00%, 8/1/32	4	4
8.50%, 8/1/31	5	5
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	6	7
5.00%, 12/1/24	8	8
6.00%, 9/1/37	23	24
6.50%, 2/1/28 - 10/1/32	74	77
7.00%, 7/1/29 - 3/1/37	80	83
7.50%, 8/1/37	10	10
8.00%, 4/1/33	17	18
8.50%, 10/1/32	9	9
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	43	44
8.50%, 7/15/30	1	1
		306
Asset-Backed Securities (18.5%)
Affirm Asset Securitization Trust,
4.55%, 6/15/27 (b)	259	257
AMSR Trust,
2.11%, 9/17/37 (b)	975	919
Amur Equipment Finance Receivables XII LLC,
Series 2023-1A Class A2
6.09%, 12/20/29 (b)	517	520
Aqua Finance Trust,
1.54%, 7/17/46 (b)	405	362
Auxilior Term Funding LLC,
Series 2023-1A Class A2
6.18%, 12/15/28 (b)	979	985
BHG Securitization Trust,
Series 2023-A Class A
5.55%, 4/17/36 (b)	1,139	1,133
Blackbird Capital II Aircraft Lease Ltd.,
2.44%, 7/15/46 (b)	620	547
Cartiga Asset Finance Trust LLC,
Series 2023-1 Class A
7.00%, 3/15/35 (b)	500	501
	Face Amount (000)	Value (000)
Cascade MH Asset Trust,
4.25%, 8/25/54 (a)(b)	$1,474	$1,341
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)	1,225	1,115
Commonbond Student Loan Trust,
1.20%, 3/25/52 (b)	852	708
Dext ABS LLC,
Series 2023-2 Class A2
6.56%, 5/15/34 (b)	1,373	1,378
ECMC Group Student Loan Trust,
Class A1B
SOFR30A + 1.11%,
6.43%, 1/27/70 (a)(b)	536	534
ELFI Graduate Loan Program 2021-A LLC,
1.53%, 12/26/46 (b)	1,232	1,067
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	198	181
FCI Funding LLC,
1.13%, 4/15/33 (b)	54	53
FHF Trust,
1.27%, 3/15/27 (b)	99	97
FMC GMSR Issuer Trust,
7.90%, 7/25/27 (b)	1,600	1,619
GAIA Aviation Ltd.,
3.97%, 12/15/44 (a)(b)	404	378
GCI Funding I LLC,
2.82%, 10/18/45 (b)	839	769
GLS Auto Select Receivables Trust,
Series 2024-1A Class A2
5.24%, 3/15/30 (b)	921	918
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)	1,493	1,414
Class A2
3.21%, 1/22/29 (b)	758	730
Honda Auto Receivables Owner Trust,
Series 2024-1 Class A3
5.21%, 8/15/28	810	814
LAD Auto Receivables Trust,
Series 2024-1A Class A3
5.23%, 1/18/28 (b)	740	738
Lendbuzz Securitization Trust,
Series 2024-1A Class A2
6.19%, 8/15/29 (b)	1,260	1,259
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (b)	1,202	937
2.29%, 1/20/48 (b)	918	738
Lunar 2021-1 Structured Aircraft Portfolio Notes,
2.64%, 10/15/46 (b)	1,489	1,323
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)	300	272
MAPS Trust,
2.52%, 6/15/46 (b)	424	379

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Marlette Funding Trust,
Series 2023-1A Class A
6.07%, 4/15/33 (b)	$664	$664
MFA 2021-NPL1 LLC,
5.36%, 3/25/60 (a)(b)	492	487
Monroe Capital ABS Funding 2021-1 Ltd.,
2.82%, 4/22/31 (b)	1,440	1,325
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (b)	804	633
2.10%, 4/20/46 (b)	170	148
Nelnet Student Loan Trust,
1.32%, 4/20/62 (b)	698	633
Newday Funding Master Issuer PLC,
SOFR + 0.95%,
6.28%, 7/15/29 (a)(b)	1,175	1,174
Newtek Small Business Loan Trust,
Class A
Daily U.S. Prime Rate – 0.50%,
8.00%, 7/25/50 (a)(b)	649	648
NextGear Floorplan Master Owner Trust,
Series 2024-1A Class A2
5.12%, 3/15/29 (b)	685	685
NRZ Excess Spread-Collateralized Notes,
Class A
3.10%, 7/25/26 (b)	439	410
3.23%, 5/25/26 (b)	877	825
3.47%, 11/25/26 (b)	475	443
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (b)	197	190
Octane Receivables Trust,
1.21%, 9/20/28 (b)	120	118
Series 2023-1A Class A
5.87%, 5/21/29 (b)	502	503
Option One Mortgage Loan Trust Asset-Backed Certificates,
1 Month Term SOFR + 0.61%,
5.94%, 8/20/30 (a)	26	26
Oscar U.S. Funding XV LLC,
Series 2023-1A Class A3
5.81%, 12/10/27 (b)	1,875	1,885
Oscar U.S. Funding XVI LLC,
Series 2024-1A Class A2
5.48%, 2/10/27 (b)	610	610
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)	66	64
PNMAC GMSR Issuer Trust,
Series 2024-GT1 Class A
1 Month Term SOFR + 3.20%,
8.53%, 3/25/29 (a)(b)	700	709
	Face Amount (000)		Value (000)
Post Road Equipment Finance LLC,
Series 2024-1A Class A2
5.59%, 11/15/29 (b)	$645		$644
Pretium Mortgage Credit Partners I LLC,
5.24%, 9/27/60 (a)(b)	396		392
Reach ABS Trust,
Series 2024-1A Class A
6.30%, 2/18/31 (b)	475		476
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate – 0.50%,
8.00%, 12/27/44 (a)(b)	64		64
Republic Finance Issuance Trust,
2.47%, 11/20/30 (b)	230		227
SMB Private Education Loan Trust,
1.68%, 2/15/51 (b)	511		463
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (a)(b)	1,075		1,045
Start II Ltd.,
4.09%, 3/15/44 (b)	555		514
Start Ltd.,
4.09%, 5/15/43 (b)	1,063		979
Theorem Funding Trust,
7.60%, 4/15/29 (b)	183		185
Series 2023-1A Class A
7.58%, 4/15/29 (b)	217		219
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (b)	321		302
VOLT XCIV LLC,
5.24%, 2/27/51 (a)(b)	616		603
VOLT XCVI LLC,
5.12%, 3/27/51 (a)(b)	539		528
			42,807
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	102		103
Government National Mortgage Association,
1 Month Term SOFR + 0.56%, 5.50%, 5/20/62 (a)	—	@	—	@
1 Month Term SOFR + 0.71%, 6.04%, 1/20/64 (a)	28		28
Series 2015-H13
1 Month USD LIBOR + 0.39%, 5.72%, 5/20/63 (a)	3		3
REMIC
1 Month Term SOFR + 0.61%, 5.94%, 3/20/61 (a)	42		42
1 Month Term SOFR + 0.67%, 6.00%, 9/20/62 (a)	70		70
Seasoned Credit Risk Transfer Trust,
3.00%, 2/25/59	506		440
			686

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (5.6%)
Angel Oak SB Commercial Mortgage Trust,
2.07%, 5/25/50 (a)(b)	$568	$507
BX Commercial Mortgage Trust,
Class A
1 Month Term SOFR + 0.81%, 6.14%, 4/15/34 (a)(b)	2,100	2,082
BX Trust,
1 Month Term SOFR + 1.58%, 6.91%, 1/15/39 (a)(b)	820	811
CAMB Commercial Mortgage Trust,
Series 2019-LIFE
1 Month Term SOFR + 1.37%, 6.69%, 12/15/37 (a)(b)	1,210	1,212
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 2.70%, 8.02%, 6/15/39 (a)(b)	1,570	1,576
CSMC Trust,
3.53%, 8/15/37 (b)	575	533
FS Commercial Mortgage Trust,
Series 2023-4SZN
7.07%, 11/10/39 (b)	1,220	1,275
Great Wolf Trust,
Series 2024-WOLF
1 Month Term SOFR + 1.54%, 6.84%, 3/15/39 (a)(b)	1,391	1,396
Natixis Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.28%, 7.61%, 7/15/36 (a)(b)	850	724
ORL Trust,
Series 2023-GLKS
1 Month Term SOFR + 2.35%, 7.68%, 10/19/36 (a)(b)	560	564
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)	257	253
TYSN Mortgage Trust,
Series 2023-CRNR
6.58%, 12/10/33 (a)(b)	1,225	1,286
VMC Finance 2021-HT1 LLC,
1 Month Term SOFR + 1.76%, 7.09%, 1/18/37 (a)(b)	829	820
		13,039
Corporate Bonds (60.0%)
Finance (30.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27 (b)	2,505	2,573
American Express Co.,
5.10%, 2/16/28	970	969
Aon North America, Inc.,
5.13%, 3/1/27	925	931
Athene Global Funding,
5.52%, 3/25/27 (b)	1,170	1,172
	Face Amount (000)	Value (000)
Australia & New Zealand Banking Group Ltd.,
4.40%, 5/19/26 (b)	$1,775	$1,732
Aviation Capital Group LLC,
6.25%, 4/15/28 (b)	1,750	1,787
Banco Santander SA,
6.61%, 11/7/28	1,200	1,269
Bank of America Corp.,
5.08%, 1/20/27	1,775	1,767
Bank of Ireland Group PLC,
6.25%, 9/16/26 (b)	990	997
Bank of Nova Scotia,
5.35%, 12/7/26	2,445	2,458
Banque Federative du Credit Mutuel SA,
4.52%, 7/13/25 (b)	1,835	1,818
5.09%, 1/23/27 (b)	1,700	1,699
Barclays PLC,
5.30%, 8/9/26	1,425	1,418
BNP Paribas SA,
2.22%, 6/9/26 (b)	2,250	2,164
BPCE SA,
2.38%, 1/14/25 (b)	1,885	1,836
Capital One Financial Corp.,
4.17%, 5/9/25	825	823
Charles Schwab Corp.,
5.88%, 8/24/26	1,200	1,220
Citigroup, Inc.,
5.61%, 9/29/26	400	401
Corebridge Financial, Inc.,
3.50%, 4/4/25	1,630	1,596
Credit Agricole SA,
5.13%, 3/11/27 (b)	2,760	2,763
Credit Suisse AG,
7.95%, 1/9/25	3,380	3,437
Danske Bank AS,
5.43%, 3/1/28 (b)	1,480	1,484
Enact Holdings, Inc.,
6.50%, 8/15/25 (b)	1,735	1,736
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (b)	2,350	2,229
Fifth Third Bank NA,
5.85%, 10/27/25	1,160	1,159
GA Global Funding Trust,
1.63%, 1/15/26 (b)	2,895	2,685
GATX Corp.,
5.40%, 3/15/27	1,125	1,133
Goldman Sachs Bank USA,
5.28%, 3/18/27	1,730	1,730
Goldman Sachs Group, Inc.,
5.80%, 8/10/26	650	653
Guardian Life Global Funding,
0.88%, 12/10/25 (b)	1,750	1,628
HSBC Holdings PLC,
2.63%, 11/7/25	1,325	1,299

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
JPMorgan Chase & Co.,
2.08%, 4/22/26	$2,000	$1,928
5.04%, 1/23/28	1,575	1,570
5.55%, 12/15/25	770	770
LeasePlan Corp. NV,
2.88%, 10/24/24 (b)	1,275	1,254
Lseg U.S. Fin Corp.,
4.88%, 3/28/27 (b)	1,020	1,016
Macquarie Group Ltd.,
5.11%, 8/9/26 (b)	2,000	1,991
PNC Financial Services Group, Inc.,
5.30%, 1/21/28	1,112	1,114
Skandinaviska Enskilda Banken AB,
5.13%, 3/5/27 (b)	980	982
Societe Generale SA,
2.63%, 1/22/25 (b)	825	804
Swedbank AB,
6.14%, 9/12/26 (b)	1,330	1,354
Synchrony Bank,
5.40%, 8/22/25	1,480	1,467
Wells Fargo & Co.,
MTN
3.91%, 4/25/26	1,400	1,374
Westpac New Zealand Ltd.,
5.13%, 2/26/27 (b)	1,250	1,250
Woori Bank,
4.88%, 1/26/28 (b)	2,165	2,161
		69,601
Industrials (25.9%)
Altria Group, Inc.,
2.35%, 5/6/25	1,075	1,041
American Tower Corp.,
1.60%, 4/15/26	450	418
AT&T, Inc.,
1.65%, 2/1/28	1,585	1,404
BAE Systems PLC,
5.00%, 3/26/27 (b)	1,130	1,128
Bayer US Finance LLC,
3.38%, 10/8/24 (b)	1,240	1,222
Boeing Co.,
5.04%, 5/1/27	1,050	1,031
Bristol-Myers Squibb Co.,
4.90%, 2/22/27	635	637
Campbell Soup Co.,
5.20%, 3/19/27	720	722
Carrier Global Corp.,
5.80%, 11/30/25	1,810	1,823
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	1,110	1,131
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	600	593
	Face Amount (000)	Value (000)
Cigna Group,
4.50%, 2/25/26	$1,398	$1,382
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (b)	800	818
6.06%, 8/15/26 (b)	195	197
Concentrix Corp.,
6.65%, 8/2/26	1,200	1,210
Continental Resources, Inc.,
2.27%, 11/15/26 (b)	725	667
DuPont de Nemours, Inc.,
4.49%, 11/15/25	625	617
Energy Transfer LP,
2.90%, 5/15/25	2,955	2,869
4.75%, 1/15/26	325	322
Fiserv, Inc.,
5.15%, 3/15/27	1,390	1,395
Ford Motor Credit Co. LLC,
6.95%, 6/10/26	2,520	2,575
General Mills, Inc.,
4.70%, 1/30/27	1,270	1,260
General Motors Financial Co., Inc.,
5.40%, 4/6/26 - 5/8/27	3,570	3,579
Genuine Parts Co.,
6.50%, 11/1/28	500	528
Global Payments, Inc.,
4.95%, 8/15/27	900	893
HCA, Inc.,
5.88%, 2/15/26	1,350	1,356
Hyatt Hotels Corp.,
5.75%, 1/30/27	900	914
Hyundai Capital America,
5.50%, 3/30/26 (b)	675	676
Hyundai Capital Services, Inc.,
2.13%, 4/24/25 (b)	1,000	964
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)	1,440	1,428
J M Smucker Co.,
5.90%, 11/15/28	1,285	1,333
JDE Peet's NV,
0.80%, 9/24/24 (b)	2,150	2,097
Marriott International, Inc.,
5.45%, 9/15/26	710	714
Mitsubishi Corp.,
1.13%, 7/15/26 (b)	1,860	1,701
National Fuel Gas Co.,
5.50%, 10/1/26	1,115	1,116
NBN Co. Ltd.,
1.45%, 5/5/26 (b)	2,770	2,565
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.30%, 3/15/26 (b)	920	923
Nucor Corp.,
2.00%, 6/1/25	700	673

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
NXP BV/NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/1/25	$1,090	$1,058
ONEOK, Inc.,
5.55%, 11/1/26	630	636
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	790	803
Penske Truck Leasing Co. LP/PTL Finance Corp.,
5.35%, 1/12/27 (b)	500	501
5.75%, 5/24/26 (b)	1,300	1,310
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/26	1,205	1,193
Royalty Pharma PLC,
1.20%, 9/2/25	1,050	989
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)	1,325	1,215
Smith & Nephew PLC,
5.15%, 3/20/27	1,030	1,030
Tapestry, Inc.,
7.05%, 11/27/25	520	531
VICI Properties LP,
4.38%, 5/15/25	1,880	1,849
Volkswagen Group of America Finance LLC,
5.40%, 3/20/26 (b)	1,330	1,331
Vontier Corp.,
1.80%, 4/1/26	1,700	1,579
		59,947
Utilities (4.1%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (c)	1,250	1,244
Ameren Corp.,
5.70%, 12/1/26	1,775	1,799
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,075	1,003
Eversource Energy,
4.75%, 5/15/26	1,010	1,000
ITC Holdings Corp.,
4.95%, 9/22/27 (b)	1,395	1,387
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	2,000	2,010
6.05%, 3/1/25	360	361
Southern Co.,
4.48%, 8/1/24 (c)	825	821
		9,625
		139,173
Mortgages — Other (5.9%)
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (a)(b)	460	421
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (a)(b)	577	523
	Face Amount (000)	Value (000)
Brean Asset Backed Securities Trust,
1.75%, 10/25/61 (a)(b)	$1,213	$1,086
Brean Asset-Backed Securities Trust,
Series 2023-RM6 Class A1
5.25%, 1/25/63 (a)(b)	1,798	1,695
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (a)(b)	151	145
Cascade Funding Mortgage Trust,
2.80%, 6/25/69 (a)(b)	84	82
Class A
4.00%, 10/25/68 (a)(b)	202	199
CFMT LLC,
Series 2023-HB12 Class M1
4.25%, 4/25/33 (a)(b)	2,025	1,919
CHL Mortgage Pass-Through Trust,
5.50%, 5/25/34	30	30
CIM Trust,
5.57%, 7/25/59 (a)(b)	667	661
CSMC Trust,
Series 2022-RPL4 Class A1
3.90%, 4/25/62 (a)(b)	1,390	1,306
FMC GMSR Issuer Trust,
4.45%, 1/25/26 (a)(b)	1,500	1,395
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (a)(b)	1,727	1,648
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	96	90
3.86%, 9/25/57 (a)(b)	179	165
Oceanview Mortgage Loan Trust,
1.73%, 5/28/50 (a)(b)	219	198
Preston Ridge Partners Mortgage LLC,
5.12%, 3/25/26 (a)(b)	447	443
Residential Mortgage Loan Trust,
1.65%, 5/25/60 (a)(b)	104	102
RMF Proprietary Issuance Trust,
2.13%, 9/25/61 (a)(b)	1,434	1,216
Sequoia Mortgage Trust,
1 Month Term SOFR + 0.73%,
6.06%, 8/20/34 (a)	60	57
Towd Point Mortgage Trust,
1.75%, 10/25/60 (b)	464	409
1 Month Term SOFR + 0.71%,
6.04%, 2/25/57 (a)(b)	35	35
		13,825
Sovereign (1.4%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,654
Korea National Oil Corp.,
0.88%, 10/5/25 (b)	1,680	1,574
		3,228

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (7.2%)
U.S. Treasury Note 5.00%, 8/31/25 (Cost $16,608)	$16,570	$16,608
Total Fixed Income Securities (Cost $234,876)		230,065
Short-Term Investments (3.5%)
Commercial Paper (0.8%)
Crown Castle, Inc.,
5.94%, 4/23/24 (b)(d) (Cost $1,893)	1,900	1,893
	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $4,693)	4,692,861	4,693
U.S. Treasury Security (0.7%)
U.S. Treasury Bill, 5.31%, 8/1/24 (e)(f) (Cost $1,503)	1,530	1,503
Total Short-Term Investments (Cost $8,089)		8,089
Total Investments (102.7%) (Cost $242,965) (g)(h)		238,154
Liabilities in Excess of Other Assets (–2.7%)		(6,315)
Net Assets (100.0%)		$231,839

@  Value is less than $500.

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(d)  The rates shown are the effective yields at the date of purchase.

(e)  Rate shown is the yield to maturity at March 31, 2024.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)  Securities are available for collateral in connection with open futures contracts.

(h)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $803,000 and the aggregate gross unrealized depreciation is approximately $5,760,000, resulting in net unrealized depreciation of approximately $4,957,000.

CMT  Constant Maturity Treasury Note Rate.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

SOFR30A  30-Day Average Secured Overnight Financing Rate.

USD  United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
U.S. Treasury 2 yr. Note (United States)	409	Jun-24	$81,800	$83,634	$(61)
Short:
U.S. Treasury 5 yr. Note (United States)	205	Jun-24	(20,500)	(21,938)	(48)
U.S. Treasury 10 yr. Note (United States)	69	Jun-24	(6,900)	(7,645)	(37)
					$(146)

Portfolio Composition

Classification	Percentage of Total Investments
Finance	29.2%
Industrials	25.2
Asset-Backed Securities	18.0
Other*	9.3
U.S. Treasury Security	7.0
Mortgages — Other	5.8
Commercial Mortgage-Backed Securities	5.5
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $113,217,000 and total unrealized depreciation of approximately $146,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $238,272)	$233,461
Investment in Security of Affiliated Issuer, at Value (Cost $4,693)	4,693
Total Investments in Securities, at Value (Cost $242,965)	238,154
Receivable for Investments Sold	22,815
Interest Receivable	1,699
Receivable for Fund Shares Sold	166
Due from Adviser	60
Receivable from Affiliate	34
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Variation Margin on Futures Contracts	—	@
Other Assets	77
Total Assets	263,005
Liabilities:
Payable for Investments Purchased	24,510
Payable for Fund Shares Redeemed	6,291
Payable for Professional Fees	59
Payable for Sub Transfer Agency Fees — Class I	22
Payable for Sub Transfer Agency Fees — Class A	32
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable to Bank	42
Payable for Trustees' Fees and Expenses	36
Payable for Shareholder Services Fees — Class A	28
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	19
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	113
Total Liabilities	31,166
Net Assets	$231,839
Net Assets Consist of:
Paid-in-Capital	$249,995
Total Accumulated Loss	(18,156)
Net Assets	$231,839

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2024 (000)
CLASS I:
Net Assets	$140,763
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,500,201
Net Asset Value, Offering and Redemption Price Per Share	$8.04
CLASS A:
Net Assets	$87,892
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,896,723
Net Asset Value, Redemption Price Per Share	$8.07
Maximum Sales Load	2.25%
Maximum Sales Charge	$0.19
Maximum Offering Price Per Share	$8.26
CLASS L:
Net Assets	$978
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	121,620
Net Asset Value, Offering and Redemption Price Per Share	$8.04
CLASS C:
Net Assets	$2,206
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	275,393
Net Asset Value, Offering and Redemption Price Per Share	$8.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$5,781
Dividends from Security of Affiliated Issuer (Note G)	417
Total Investment Income	6,198
Expenses:
Advisory Fees (Note B)	348
Shareholder Services Fees — Class A (Note D)	237
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	12
Administration Fees (Note C)	139
Sub Transfer Agency Fees — Class I	60
Sub Transfer Agency Fees — Class A	64
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Professional Fees	85
Reorganization Expense	70
Registration Fees	42
Shareholder Reporting Fees	15
Pricing Fees	15
Custodian Fees (Note F)	12
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	— @
Trustees' Fees and Expenses	4
Other Expenses	18
Total Expenses	1,132
Waiver of Advisory Fees (Note B)	(263)
Reimbursement of Class Specific Expenses — Class I (Note B)	(47)
Reimbursement of Class Specific Expenses — Class A (Note B)	(46)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(— @)
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(36)
Rebate from Morgan Stanley Affiliate (Note G)	(13)
Net Expenses	724
Net Investment Income	5,474
Realized Loss:
Investments Sold	(8,087)
Futures Contracts	(55)
Net Realized Loss	(8,142)
Change in Unrealized Appreciation (Depreciation):
Investments	17,166
Futures Contracts	(247)
Net Change in Unrealized Appreciation (Depreciation)	16,919
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	8,777
Net Increase in Net Assets Resulting from Operations	$14,251

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,474	$10,394
Net Realized Loss	(8,142)	(4,694)
Net Change in Unrealized Appreciation (Depreciation)	16,919	9,834
Net Increase in Net Assets Resulting from Operations	14,251	15,534
Dividends and Distributions to Shareholders:
Class I	(2,484)	(4,978)
Class A	(2,986)	(5,619)
Class L	(13)	(23)
Class C	(26)	(64)
Class R6*	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(5,509)	(10,684)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	16,575	63,693
Distributions Reinvested	2,484	4,976
Redeemed	(42,247)	(88,761)
Class A:
Subscribed	4,149	30,157
Distributions Reinvested	2,970	5,587
Redeemed	(130,319)	(62,014)
Class L:
Exchanged	—	29
Distributions Reinvested	13	23
Redeemed	(18)	(78)
Class C:
Subscribed	478	1,062
Distributions Reinvested	26	64
Redeemed	(794)	(2,377)
Class R6:*
Distributions Reinvested	— @	— @
Redeemed	(11)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(146,694)	(47,639)
Total Decrease in Net Assets	(137,952)	(42,789)
Net Assets:
Beginning of Period	369,791	412,580
End of Period	$231,839	$369,791

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,076	8,164
Shares Issued on Distributions Reinvested	314	638
Shares Redeemed	(5,295)	(11,396)
Net Decrease in Class I Shares Outstanding	(2,905)	(2,594)
Class A:
Shares Subscribed	521	3,867
Shares Issued on Distributions Reinvested	374	715
Shares Redeemed	(16,216)	(7,944)
Net Decrease in Class A Shares Outstanding	(15,321)	(3,362)
Class L:
Shares Exchanged	—	4
Shares Issued on Distributions Reinvested	2	3
Shares Redeemed	(3)	(10)
Net Decrease in Class L Shares Outstanding	(1)	(3)
Class C:
Shares Subscribed	61	137
Shares Issued on Distributions Reinvested	3	8
Shares Redeemed	(100)	(305)
Net Decrease in Class C Shares Outstanding	(36)	(160)
Class R6:*
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(1)	— @@

*  Effective December 11, 2023, Class R6 shares were liquidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$7.85		$7.75		$8.33		$8.31		$8.24		$8.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.22		0.12		0.10		0.17		0.21
Net Realized and Unrealized Gain (Loss)	0.19		0.10		(0.58)		0.03		0.09		0.10
Total from Investment Operations	0.32		0.32		(0.46)		0.13		0.26		0.31
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.21)		(0.12)		(0.11)		(0.19)		(0.20)
Net Realized Gain	—		(0.01)		—		—		—		—
Total Distributions	(0.13)		(0.22)		(0.12)		(0.11)		(0.19)		(0.20)
Net Asset Value, End of Period	$8.04		$7.85		$7.75		$8.33		$8.31		$8.24
Total Return(2)	4.07	%(3)(4)	4.19%		(5.62)%		1.57%		3.20%		3.93	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$140,763		$160,099		$178,175		$255,659		$233,816		$174,909
Ratio of Expenses Before Expense Limitation	0.52	%(6)	0.47%		0.44%		0.45%		0.53%		0.49%
Ratio of Expenses After Expense Limitation	0.28	%(6)(7)(8)	0.30	%(8)	0.30	%(8)	0.30	%(8)	0.29	%(8)	0.30	%(8)
Ratio of Net Investment Income	3.29	%(6)(7)(8)	2.76	%(8)	1.48	%(8)	1.25	%(8)	2.12	%(8)	2.55	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	43	%(4)	26%		53%		53%		74%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 3.80%.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.29%	3.28%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$7.87		$7.77		$8.35		$8.34		$8.26		$8.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.20		0.10		0.08		0.15		0.19
Net Realized and Unrealized Gain (Loss)	0.20		0.10		(0.59)		0.02		0.10		0.10
Total from Investment Operations	0.32		0.30		(0.49)		0.10		0.25		0.29
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.19)		(0.09)		(0.09)		(0.17)		(0.18)
Net Realized Gain	—		(0.01)		—		—		—		—
Total Distributions	(0.12)		(0.20)		(0.09)		(0.09)		(0.17)		(0.18)
Net Asset Value, End of Period	$8.07		$7.87		$7.77		$8.35		$8.34		$8.26
Total Return(2)	4.06	%(3)(4)	3.92%		(5.85)%		1.20%		3.06%		3.66	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$87,892		$206,286		$229,782		$320,477		$148,771		$83,111
Ratio of Expenses Before Expense Limitation	0.75	%(6)	0.71%		0.68%		0.69%		0.77%		0.76%
Ratio of Expenses After Expense Limitation	0.52	%(6)(7)(8)	0.55	%(8)	0.55	%(8)	0.55	%(8)	0.54	%(8)	0.55	%(8)
Ratio of Net Investment Income	3.05	%(6)(7)(8)	2.51	%(8)	1.22	%(8)	0.98	%(8)	1.84	%(8)	2.30	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	43	%(4)	26%		53%		53%		74%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 3.53%.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.54%	3.03%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$7.84		$7.74		$8.33		$8.31		$8.24		$8.12
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.18		0.08		0.06		0.13		0.17
Net Realized and Unrealized Gain (Loss)	0.20		0.10		(0.59)		0.03		0.09		0.11
Total from Investment Operations	0.31		0.28		(0.51)		0.09		0.22		0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.17)		(0.08)		(0.07)		(0.15)		(0.16)
Net Realized Gain	—		(0.01)		—		—		—		—
Total Distributions	(0.11)		(0.18)		(0.08)		(0.07)		(0.15)		(0.16)
Net Asset Value, End of Period	$8.04		$7.84		$7.74		$8.33		$8.31		$8.24
Total Return(2)	3.95	%(3)(4)	3.68%		(6.21)%		1.06%		2.69%		3.52	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$978		$959		$973		$808		$829		$795
Ratio of Expenses Before Expense Limitation	1.24	%(6)	1.22%		1.15%		1.17%		1.26%		1.25%
Ratio of Expenses After Expense Limitation	0.78	%(6)(7)(8)	0.80	%(8)	0.80	%(8)	0.80	%(8)	0.79	%(8)	0.80	%(8)
Ratio of Net Investment Income	2.78	%(6)(7)(8)	2.26	%(8)	1.00	%(8)	0.76	%(8)	1.64	%(8)	2.07	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	43	%(4)	26%		53%		53%		74%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 3.39%.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	0.79%	2.77%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$7.81		$7.72		$8.29		$8.29		$8.22		$8.10
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.14		0.04		0.01		0.09		0.13
Net Realized and Unrealized Gain (Loss)	0.20		0.09		(0.57)		0.02		0.09		0.11
Total from Investment Operations	0.29		0.23		(0.53)		0.03		0.18		0.24
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.13)		(0.04)		(0.03)		(0.11)		(0.12)
Net Realized Gain	—		(0.01)		—		—		—		—
Total Distributions	(0.09)		(0.14)		(0.04)		(0.03)		(0.11)		(0.12)
Net Asset Value, End of Period	$8.01		$7.81		$7.72		$8.29		$8.29		$8.22
Total Return(2)	3.70	%(3)(4)	3.02%		(6.46)%		0.41%		2.16%		3.01	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,206		$2,436		$3,639		$2,670		$37		$36
Ratio of Expenses Before Expense Limitation	1.65	%(6)	1.56%		1.52%		1.72%		7.65%		6.34%
Ratio of Expenses After Expense Limitation	1.28	%(6)(7)(8)	1.30	%(8)	1.30	%(8)	1.30	%(8)	1.29	%(8)	1.30	%(8)
Ratio of Net Investment Income	2.29	%(6)(7)(8)	1.76	%(8)	0.53	%(8)	0.17	%(8)	1.14	%(8)	1.55	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	43	%(4)	26%		53%		53%		74%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 2.88%.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
March 31, 2024	1.29%	2.28%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued four classes of shares — Class I, Class A, Class L and Class C. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On December 11, 2023, Class R6 shares were liquidated as a share class of the Fund and there were no shares outstanding as of March 31, 2024. Accordingly, no financial highlights have been presented for Class R6.

The Fund has suspended offering Class L shares to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$393	$—	$393
Agency Fixed Rate Mortgages	—	306	—	306
Asset-Backed Securities	—	42,807	—	42,807
Collateralized Mortgage Obligations — Agency Collateral Series	—	686	—	686
Commercial Mortgage-Backed Securities	—	13,039	—	13,039
Corporate Bonds	—	139,173	—	139,173
Mortgages — Other	—	13,825	—	13,825
Sovereign	—	3,228	—	3,228
U.S. Treasury Security	—	16,608	—	16,608
Total Fixed Income Securities	—	230,065	—	230,065
Short-Term Investments
Commercial Paper	—	1,893	—	1,893
Investment Company	4,693	—	—	4,693
U.S. Treasury Security	—	1,503	—	1,503
Total Short-Term Investments	4,693	3,396	—	8,089
Total Assets	4,693	233,461	—	238,154
Liabilities:
Futures Contracts	(146)	—	—	(146)
Total	$4,547	$233,461	$—	$238,008

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2024:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(146	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(55)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(247)

For the six months ended March 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$107,753,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares and 1.30% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2024, approximately $263,000 of advisory fees were waived and approximately $96,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody,

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $103,582,000 and $259,055,000, respectively. For the six months ended March 31, 2024, purchases and sales of long-term U.S. Government securities were approximately $36,547,000 and $20,077,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$9,819	$117,686	$122,812	$417
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2024 (000)
Liquidity Fund	$—	$—	$4,693

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2024, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted to approximately $1,000. At March 31, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)
$10,235	$449	$6,006

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2023.

At September 30, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,467	$—

At September 30, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,148,000 and $5,161,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.2%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

L. Subsequent Event: At a special meeting of shareholders of the Fund (the "Acquired Fund") held on March 15, 2024, shareholders approved the reorganization of the Acquired Fund into Eaton Vance Short Duration Income ETF, a newly-created exchange-traded fund ("ETF") (the "Acquiring Fund"), which is a series of Morgan Stanley ETF Trust (the "Reorganization"). The Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and is anticipated to occur (after the close of trading) on or about June 14, 2024 (the "Closing Date"). The Acquired Fund Shareholders will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund with an aggregate value equal to the aggregate net asset value of their shares of the Acquired Fund held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule.The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
6574264 EXP 05.31.25

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2024

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Liquidity Risk Management Program	20
Important Notices	21
U.S. Customer Privacy Notice	22
Trustees and Officers Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2024

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Expense Example

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Actual Ending Account Value 3/31/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,028.50	$1,023.62	$1.26	$1.26	0.25%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,028.30	1,023.37	1.51	1.51	0.30
Ultra-Short Income Portfolio Class A	1,000.00	1,028.00	1,023.12	1.76	1.76	0.35

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182***/366 (to reflect the most recent one-half year period).

  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period.

**  Annualized.

***  Adjusted to reflect non-business days accruals.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (12.7%)
Domestic Banks (2.8%)
Bank of America NA,
5.75%, 11/19/24	$50,000	$50,081
5.80%, 5/28/24	100,000	100,016
6.00%, 9/23/24	75,000	75,155
Citibank NA
5.79%, 7/8/24	97,000	97,043
		322,295
International Banks (9.9%)
Banco Santander SA,
5.90%, 4/1/24	75,000	75,004
6.05%, 9/11/24	100,000	100,214
Bank of New York Mellon Corp.
5.30%, 4/1/24	39,000	39,000
Canadian Imperial Bank of Commerce
5.77%, 6/12/24	150,000	150,049
National Bank Kuwait (New York Branch)
5.74%, 5/1/24	150,000	150,032
Natixis (New York Branch),
5.94%, 6/14/24	25,000	25,020
6.02%, 10/2/24	25,000	25,059
Qatar National Bank QPSC
6.20%, 9/23/24	125,000	121,455
Skandinaviska Enskilda Banken AB
6.01%, 8/9/24	102,000	102,163
Svenska Handelsbanken AB (New York)
5.89%, 7/24/24	100,000	100,144
Swedbank AB (New York)
6.01%, 8/9/24	75,000	75,100
Toronto-Dominion Bank,
5.80%, 5/16/24 - 7/15/24	86,000	86,024
5.88%, 6/14/24	75,000	75,048
6.00%, 9/20/24	25,000	25,049
		1,149,361
Total Certificates of Deposit (Cost $1,470,459)		1,471,656
Commercial Paper (a) (31.2%)
Asset-Backed Diversified Financial Services (0.8%)
Bay Square Funding LLC
6.05%, 9/18/24	50,000	48,712
Collateralized Commercial Paper V Co. LLC
6.03%, 6/28/24	10,000	10,011
Equitable Short Term Funding LLC
5.44%, 8/29/24	3,000	2,932
Starbird Funding Corp.
5.93%, 7/12/24 (b)	35,000	34,449
		96,104
Automobile (2.1%)
American Honda Finance Corp.
5.62%, 6/13/24	36,000	35,569
General Motors Financial Co., Inc.
6.02%, 6/17/24	50,000	49,370
	Face Amount (000)	Value (000)
Toyota Motor Credit Corp.
5.91%, 6/28/24	$35,000	$34,524
Volvo Group Treasury NA
5.41%, 11/15/24	25,000	24,111
VW Credit, Inc.
6.05%, 6/24/24	106,000	104,550
		248,124
Chemicals (0.4%)
Nutrien Ltd.,
5.63%, 6/14/24	20,000	19,760
5.63%, 6/21/24 (b)	30,000	29,609
		49,369
Communications (0.7%)
Bell Canada
5.87%, 7/2/24	86,500	85,248
Consumer, Non-Cyclical (5.4%)
Bristol Myers Squibb Co.
5.34%, 4/5/24	100,000	99,882
LVMH Moet Hennessy Louis Vuitton,
5.39%, 3/14/25 - 3/17/25	277,500	264,031
5.51%, 12/9/24 (b)	12,000	11,561
5.77%, 10/28/24	15,000	14,541
5.78%, 6/6/24 - 6/7/24	85,000	84,111
5.79%, 11/26/24	20,500	19,795
5.81%, 11/6/24	50,000	48,410
5.83%, 6/13/24 (b)	22,000	21,750
5.93%, 10/11/24	42,500	41,295
5.94%, 10/16/24	16,000	15,536
		620,912
Domestic Banks (6.7%)
Bank of America Securities, Inc.
5.36%, 3/24/25	95,000	95,000
HSBC USA, Inc.,
5.46%, 1/15/25	50,000	47,733
5.68%, 1/2/25	50,000	47,830
5.99%, 12/6/24	27,000	25,946
6.11%, 12/9/24 (b)	65,000	62,429
6.27%, 11/22/24	125,000	120,407
6.28%, 11/21/24	114,000	109,829
6.29%, 11/27/24	35,000	33,686
6.39%, 7/12/24	25,000	24,599
6.47%, 8/22/24	14,250	13,933
6.48%, 8/20/24 (b)	48,000	46,946
6.51%, 7/26/24	50,000	49,094
ING U.S. Funding LLC
5.43%, 12/23/24 (b)	100,000	96,104
		773,536
Finance (1.5%)
Barclays Capital, Inc.,
5.98%, 11/5/24	50,000	48,378
6.14%, 10/4/24	50,000	48,602

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
6.15%, 7/24/24	$30,000	$29,477
6.18%, 9/13/24	47,250	46,077
		172,534
Health Care Services (0.4%)
Catholic Health Initiatives,
5.75%, 11/1/24	15,030	14,483
5.92%, 6/4/24	28,864	28,528
		43,011
Industrials (0.2%)
Siemens Capital Co. LLC
5.81%, 10/2/24	20,000	19,461
Insurance (0.8%)
Pricoa Short Term Funding LLC,
5.92%, 6/17/24	75,000	74,097
5.94%, 7/17/24	23,000	22,622
		96,719
International Banks (12.2%)
Australia & New Zealand Banking Group Ltd.
5.85%, 4/22/24	4,000	3,985
Barclays Bank PLC,
5.40%, 2/12/25 - 3/12/25 (b)	200,000	190,413
5.98%, 7/9/24 (b)	10,000	9,846
BPCE SA
5.32%, 3/21/25	17,500	16,610
DNB Bank ASA
5.90%, 7/16/24	25,000	24,598
Lloyds Bank PLC,
5.94%, 10/11/24	19,000	18,448
5.95%, 6/28/24	4,000	3,945
Macquarie Bank Ltd.,
0.00%, 12/13/24	3,000	2,886
6.07%, 9/20/24	75,000	73,045
Macquarie International Finance Ltd.
5.99%, 5/10/24	20,000	19,871
National Australia Bank Ltd.
5.94%, 9/12/24	75,000	73,175
National Westminster Bank PLC
5.33%, 4/2/24	165,000	164,878
NRW. BANK
5.34%, 4/8/24	100,000	99,838
Oversea Chinese Banking Corp.
5.33%, 4/5/24	100,000	99,941
Societe Generale SA,
5.45%, 3/21/25 (b)	50,000	47,463
5.71%, 12/2/24 (b)	268,750	258,873
6.38%, 7/1/24 (b)	80,000	78,884
Suncorp-Metway Ltd.,
5.86%, 5/6/24	50,000	49,710
5.89%, 4/22/24 (b)	10,000	9,963
Toronto-Dominion Bank
6.00%, 8/23/24	52,500	51,357
	Face Amount (000)	Value (000)
UBS AG London,
5.34%, 4/3/24	$15,685	$15,671
5.85%, 11/19/24	10,000	9,653
6.13%, 7/31/24	13,000	12,759
Westpac Banking Corp.
5.93%, 9/6/24	70,000	68,356
		1,404,168
Total Commercial Paper (Cost $3,608,082)		3,609,186
Corporate Bonds (8.9%)
Automobile (1.5%)
BMW U.S. Capital LLC
3.90%, 4/9/25 (b)	500	493
General Motors Financial Co., Inc.
2.90%, 2/26/25	58,035	56,629
Hyundai Capital America,
0.88%, 6/14/24 (b)	10,140	10,037
2.65%, 2/10/25 (b)	14,172	13,818
3.40%, 6/20/24 (b)	23,194	23,061
5.74%, 9/17/24 (b)	70,630	69,107
		173,145
Consumer, Non-Cyclical (1.0%)
AbbVie, Inc.,
2.60%, 11/21/24	47,478	46,632
3.80%, 3/15/25	45,000	44,371
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	26,250	25,648
		116,651
Domestic Bank (0.3%)
American Express Co.,
2.25%, 3/4/25	30,331	29,488
3.00%, 10/30/24	145,130	143,054
3.38%, 5/3/24	21,336	21,291
Fiserv, Inc.
2.75%, 7/1/24	1,915	1,901
Wells Fargo & Co.
3.00%, 2/19/25	30,113	29,467
		195,734
Hospitality (0.0%)‡
Marriott International, Inc.
3.75%, 3/15/25	6,305	6,200
Insurance (0.3%)
Equitable Financial Life Global Funding
1.10%, 11/12/24 (b)	2,857	2,779
Marsh & Mclennan Co., Inc.
3.50%, 6/3/24	30,926	30,813
		33,592
International Banks (4.1%)
Banco Santander SA,
2.71%, 6/27/24	4,915	4,879
3.50%, 3/24/25	33,015	32,421

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Bank of Montreal,
4.25%, 9/14/24	$107,269	$106,623
1.50%, 1/10/25	8,950	8,687
Bank of Nova Scotia,
0.70%, 4/15/24	7,000	6,988
2.20%, 2/3/25	22,539	21,934
Banque Federative du Credit Mutuel SA
1.00%, 2/4/25 (b)	8,642	8,319
BPCE SA,
1.63%, 1/14/25 (b)	1,460	1,416
4.00%, 4/15/24	7,533	7,528
Credit Industriel et Commercial
5.46%, 2/14/25	100,000	95,419
Deutsche Bank AG (New York Branch)
0.90%, 5/28/24	25,365	25,179
Federation des Caisses Desjardins
0.70%, 5/21/24 (b)	45,788	45,485
Goldman Sachs Group, Inc.
3.50%, 4/1/25	20,090	19,715
Royal Bank of Canada,
2.25%, 11/1/24	47,051	46,170
5.66%, 10/25/24	37,641	37,674
Sumitomo Mitsui Financial Group, Inc.
2.45%, 9/27/24	6,683	6,583
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/16/24 (b)	2,205	2,158
		477,178
Total Corporate Bonds (Cost $1,031,396)		1,031,967
Floating Rate Notes (c) (28.6%)
Asset-Backed Diversified Financial Services (1.6%)
Chariot Funding LLC,
SOFR + 0.25%, 5.57%, 9/24/24 (b)	185,000	185,000
Automobile (2.4%)
American Honda Finance Corp.,
MTN
SOFR + 0.55%, 5.91%, 2/12/25	87,000	87,164
SOFR + 0.70%, 6.06%, 11/22/24	123,620	123,978
BMW U.S. Capital LLC,
SOFR + 0.38%, 5.74%, 8/12/24 (b)	63,502	63,575
General Motors Financial Co., Inc.,
SOFR + 0.62%, 6.01%, 10/15/24	2,506	2,506
		277,223
Diversified Financial Services (0.6%)
Mizuho Markets Cayman MTN,
MTN
SOFR + 0.55%, 5.88%, 9/23/24	75,000	75,141
Domestic Banks (3.8%)
Bank of America Corp.,
MTN
SOFR + 0.41%, 5.74%, 6/14/24	25,000	25,005
	Face Amount (000)	Value (000)
Citibank NA,
SOFR + 0.60%, 5.92%, 10/29/24	$90,000	$90,193
SOFR + 0.68%, 6.00%, 6/12/24	55,000	55,062
Wells Fargo Bank NA,
SOFR + 0.60%, 5.92%, 11/1/24	150,000	150,318
SOFR + 0.65%, 5.98%, 7/3/24	114,500	114,670
		435,248
Finance (1.9%)
American Express Co.,
SOFR + 0.72%, 6.09%, 5/3/24	11,961	11,966
Citigroup, Inc.,
SOFR + 0.69%, 6.06%, 10/30/24	133,414	133,585
J.P Morgan Securities LLC,
SOFR + 0.65%, 5.97%, 6/7/24 (b)	70,000	70,078
		215,629
International Banks (18.3%)
Banco Santander SA,
SOFR + 1.24%, 6.60%, 5/24/24	9,441	9,455
Bank of Montreal,
MTN
SOFR + 0.32%, 5.71%, 7/9/24	5,370	5,372
Canadian Imperial Bank of Commerce,
SOFR + 0.66%, 6.64%, 6/7/24	140,000	140,167
SOFR + 0.70%, 6.72%, 4/5/24	165,000	165,023
Deutsche Bank AG (New York Branch),
SOFR + 0.57%, 5.90%, 9/16/24	250,000	250,446
Federation des Caisses Desjardins,
SOFR + 0.43%, 5.78%, 5/21/24 (b)	5,000	5,002
Goldman Sachs Group, Inc.,
SOFR + 0.51%, 5.84%, 9/10/24	141,020	141,112
SOFR + 0.50%, 5.84%, 9/10/24	5,985	5,988
SOFR + 0.49%, 5.87%, 10/21/24	361,977	362,221
SOFR + 0.49%, 5.87%, 10/21/24	9,729	9,732
MTN
3 Month Term SOFR + 1.56%, 6.88%, 11/23/24	23,000	23,001
Macquarie Bank Ltd.,
SOFR + 0.52%, 5.84%, 8/2/24 (b)	85,000	85,107
SOFR + 0.53%, 5.85%, 7/25/24 (b)	200,000	200,249
Natixis (New York Branch),
SOFR + 0.50%, 5.83%, 7/1/24	250,000	250,292
Skandinaviska Enskilda Banken AB,
SOFR + 0.65%, 5.97%, 6/12/24 (b)	131,000	131,155
Societe Generale SA,
SOFR + 0.68%, 6.01%, 6/27/24 (b)	35,000	35,056
Sumitomo Mitsui Banking Corp.,
SOFR + 0.70%, 6.03%, 6/6/24	100,000	100,113
Svenska Handelsbanken AB (New York),
SOFR + 0.67%, 5.99%, 4/5/24	183,000	183,023
Toronto-Dominion Bank,
MTN
SOFR + 0.35%, 5.69%, 9/10/24	8,984	8,989
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
UBS AG London,
SOFR + 0.47%, 5.86%, 1/13/25 (b)	$5,000	$5,002
		2,116,505
Total Floating Rate Notes (Cost $3,300,334)		3,304,746
Repurchase Agreements (18.3%)
Bank of America Securities, Inc., (5.82% (c), dated 10/27/23, due 6/26/24; proceeds $233,839; fully collateralized by various Common Stocks and Prederred Stocks; valued at $236,250) (Demand 4/1/24) (d)	225,000	225,000
Barclays Bank PLC, (5.40%, dated 3/28/24, due 4/1/24; proceeds $10,006; fully collateralized by various Common Stocks and U.S. Government Obligation, 4.13% due 8/15/53; valued at $10,456) (d)	10,000	10,000
BMO Capital Markets Corp., (5.42%, dated 3/28/24, due 4/1/24; proceeds $1,001; fully collateralized by various Corporate Bonds, 1.50% - 9.50% due 12/6/24 - 2/15/54; valued at $1,051)	1,000	1,000
BNP Paribas SA, (5.53% (c), dated 6/29/22, due 4/4/24; proceeds $252,788; fully collateralized by various Corporate Bonds, 1.38% - 13.50% due 11/10/24 - 12/31/79; valued at $243,766) (Demand 4/1/24) (d)	230,000	230,000
Citigroup Global Markets, Inc., (5.96% (c), dated 11/14/22, due 7/1/24; proceeds $219,701; fully collateralized by various Corporate Bonds, 0.00% - 13.38% due 4/15/24 - 6/3/50 and U.S. Government Agency, 3.50% - 6.50% due 9/20/53 - 10/20/53; valued at $211,869) (Demand 4/1/24) (d)	200,000	200,000
ING Financial Markets LLC, (5.40%, dated 3/28/24, due 4/1/24; proceeds $5,033; fully collateralized by various Corporate Bonds, 1.65% - 7.50% due 9/22/27 - 12/4/51; valued at $5,250)	5,000	5,000
JP Morgan Securities LLC, (5.57% (c), dated 11/17/21, due 4/4/24; proceeds $79,412; fully collateralized by various Convertable Bond, 0.00% due 3/15/26; Common Stocks and Preferred Stocks; valued at $74,316) (Demand 4/1/24) (d)	70,000	70,000
JP Morgan Securities LLC, (5.74% (c), dated 12/18/23, due 6/26/24; proceeds $103,045; fully collateralized by various Corporate Bonds, 3.13% - 10.00% due 5/31/25 - 2/28/57; valued at $106,186) (Demand 4/1/24) (d)	100,000	100,000
JP Morgan Securities LLC, (5.77% (c), dated 1/5/23, due 6/26/24; proceeds $315,007; fully collateralized by various Corporate Bonds, 3.50% - 12.00% due 7/31/24 - 12/31/79; valued at $308,779) (Demand 4/1/24)	290,000	290,000
Mizuho Securities USA LLC, (5.64%, dated 3/14/24, due 6/12/24; proceeds $50,705; fully collateralized by various Corporate Bonds, 8.00% - 11.00% due 2/1/26 - 9/15/26 and various U.S. Government Obligations, 2.38% - 4.38% due 11/15/39 - 2/15/54; valued at $51,839)	50,000	50,000
	Face Amount (000)	Value (000)
Mizuho Securities USA LLC, (5.64%, dated 3/21/24, due 6/12/24; proceeds $10,130; fully collateralized by various U.S. Government Obligations, 1.25% - 2.25% due 8/15/46 - 2/15/52; valued at $10,200)	$10,000	$10,000
MUFG Securities Americas, Inc., (5.39%, dated 3/26/24, due 4/2/24; proceeds $250,262; fully collateralized by various Common Stocks; valued at $262,775) (d)	250,000	250,000
MUFG Securities Americas, Inc., (5.38%, dated 3/26/24, due 4/2/24; proceeds $200,209; fully collateralized by various Corporate Bonds, 1.65% - 8.75% due 7/1/24 - 6/15/54; valued at $210,220)	200,000	200,000
Pershing LLC, (5.64%, dated 3/28/24, due 4/1/24; proceeds $25,016; fully collateralized by various Corporate Bonds, 0.95% - 9.60% due 10/1/24 - 12/31/79; valued at $26,413) (d)	25,000	25,000
Societe Generale SA, (5.47%, dated 3/28/24, due 4/1/24; proceeds $150,091; fully collateralized by various Corporate Bonds, 0.97% - 13.38% due 4/1/24 - 12/31/79; valued at $159,001)	150,000	150,000
TD Securities USA LLC, (5.39%, dated 3/28/24, due 4/1/24; proceeds $294,176; fully collateralized by various Corporate Bonds, 1.45% - 7.62% due 10/24/24 - 3/22/54; valued at $308,701)	294,000	294,000
Total Repurchase Agreements (Cost $2,110,000)		2,110,000
Total Investments (99.7%) (Cost $11,520,271) (e)		11,527,555
Other Assets in Excess of Liabilities (0.3%)		30,345
Net Assets (100.0%)		$11,557,900

‡  Amount is less than 0.05%.

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.

(e)  At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,442,000 and the aggregate gross unrealized depreciation is approximately $1,158,000, resulting in net unrealized appreciation of approximately $7,284,000.

GMTN  Global Medium Term Note.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	31.3%
Floating Rate Notes	28.7
Repurchase Agreements	18.3
Certificates of Deposit	12.8
Corporate Bonds	8.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $11,520,271, including value of repurchase agreements of $2,110,000)	$11,527,555
Cash	298
Interest Receivable	77,777
Receivable for Fund Shares Sold	31,569
Other Assets	1,209
Total Assets	11,638,408
Liabilities:
Payable for Fund Shares Redeemed	71,038
Payable for Advisory Fees	4,365
Dividends Payable	3,263
Payable for Administration Fees	788
Payable for Shareholder Services Fees — Institutional Class	58
Payable for Shareholder Services Fees — Class A	401
Payable for Custodian Fees	50
Payable for Professional Fees	46
Payable for Transfer Agency Fees — Class IR	10
Payable for Transfer Agency Fees — Institutional Class	5
Payable for Transfer Agency Fees — Class A	3
Other Liabilities	481
Total Liabilities	80,508
Net Assets	$11,557,900
Net Assets Consist of:
Paid-in-Capital	$11,612,396
Total Accumulated Loss	(54,496)
Net Assets	$11,557,900
CLASS IR:
Net Assets	$5,380,220
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	538,854,337
Net Asset Value, Offering and Redemption Price Per Share	$9.98
INSTITUTIONAL CLASS:
Net Assets	$1,341,814
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	134,384,180
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS A:
Net Assets	$4,835,866
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	484,427,482
Net Asset Value, Offering and Redemption Price Per Share	$9.98

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$332,907
Expenses:
Advisory Fees (Note B)	11,329
Shareholder Services Fees — Institutional Class (Note D)	328
Shareholder Services Fees — Class A (Note D)	5,845
Administration Fees (Note C)	4,532
Registration Fees	451
Custodian Fees (Note F)	104
Trustees' Fees and Expenses	82
Professional Fees	72
Shareholder Reporting Fees	28
Transfer Agency Fees — Class IR (Note E)	12
Transfer Agency Fees — Institutional Class (Note E)	6
Transfer Agency Fees — Class A (Note E)	5
Pricing Fees	8
Other Expenses	252
Total Expenses	23,054
Waiver of Advisory Fees (Note B)	(2,696)
Reimbursement of Transfer Agency Fees (Note B)	(61)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(12)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(7)
Waiver of Shareholder Services Fees — Class A (Note D)	(3,507)
Net Expenses	16,771
Net Investment Income	316,136
Realized Gain:
Investments Sold	655
Change in Unrealized Appreciation (Depreciation):
Investments	6,961
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,616
Net Increase in Net Assets Resulting from Operations	$323,752

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2024 (unaudited) (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$316,136	$537,318
Net Realized Gain	655	46
Net Change in Unrealized Appreciation (Depreciation)	6,961	11,970
Net Increase in Net Assets Resulting from Operations	323,752	549,334
Dividends and Distributions to Shareholders:
Class IR	(150,216)	(237,467)
Institutional Class	(36,627)	(75,947)
Class A	(129,231)	(223,904)
Total Dividends and Distributions to Shareholders	(316,074)	(537,318)
Capital Share Transactions:(1)
Class IR:
Subscribed	3,246,863	6,283,629
Distributions Reinvested	130,759	194,526
Redeemed	(2,880,755)	(6,549,877)
Institutional Class:
Subscribed	426,045	1,331,405
Distributions Reinvested	36,844	76,064
Redeemed	(569,144)	(1,968,576)
Class A:
Subscribed	1,707,220	3,934,159
Distributions Reinvested	129,890	223,899
Redeemed	(1,855,517)	(3,763,110)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	372,205	(237,881)
Total Increase (Decrease) in Net Assets	379,883	(225,865)
Net Assets:
Beginning of Period	11,178,017	11,403,882
End of Period	$11,557,900	$11,178,017
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	325,127	629,870
Shares Issued on Distributions Reinvested	13,095	19,501
Shares Redeemed	(288,442)	(656,519)
Net Increase (Decrease) in Class IR Shares Outstanding	49,780	(7,148)
Institutional Class:
Shares Subscribed	42,659	133,403
Shares Issued on Distributions Reinvested	3,689	7,624
Shares Redeemed	(57,003)	(197,293)
Net Decrease in Institutional Class Shares Outstanding	(10,655)	(56,266)
Class A:
Shares Subscribed	170,982	394,450
Shares Issued on Distributions Reinvested	13,009	22,446
Shares Redeemed	(185,837)	(377,277)
Net Increase (Decrease) in Class A Shares Outstanding	(1,846)	39,619

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98		$9.97	$9.98	$9.99	$10.02	$10.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28		0.48	0.10	0.02	0.13	0.25
Net Realized and Unrealized Gain (Loss)	(0.00	)(2)	0.01	(0.02)	(0.01)	(0.03)	0.01
Total from Investment Operations	0.28		0.49	0.08	0.01	0.10	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.48)	(0.09)	(0.02)	(0.13)	(0.25)
Net Asset Value, End of Period	$9.98		$9.98	$9.97	$9.98	$9.99	$10.02
Total Return(3)	2.85	%(4)(5)	5.03%	0.79%	0.10%	1.03%	2.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,380,220		$4,879,799	$4,945,966	$5,014,307	$5,388,750	$4,765,201
Ratio of Expenses Before Expense Limitation	0.30	%(6)	0.30%	0.29%	0.30%	0.31%	0.30%
Ratio of Expenses After Expense Limitation	0.25	%(6)	0.25%	0.20%	0.18%	0.24%	0.24%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	N/A	0.24%	0.24%
Ratio of Net Investment Income	5.63	%(6)	4.82%	0.96%	0.21%	1.34%	2.53%
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)	N/A(7)	N/A(7)	N/A(7)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98		$9.97	$9.98	$9.99	$10.02	$10.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28		0.47	0.08	0.02	0.14	0.25
Net Realized and Unrealized Gain (Loss)	(0.00	)(2)	0.01	(0.01)	(0.01)	(0.04)	0.01
Total from Investment Operations	0.28		0.48	0.07	0.01	0.10	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.47)	(0.08)	(0.02)	(0.13)	(0.25)
Net Asset Value, End of Period	$9.98		$9.98	$9.97	$9.98	$9.99	$10.02
Total Return(3)	2.83	%(4)(5)	4.97%	0.74%	0.05%	0.98%	2.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,341,814		$14,447,215	$2,006,592	$1,834,410	$2,544,657	$3,085,210
Ratio of Expenses Before Expense Limitation	0.35	%(6)	0.35%	0.34%	0.35%	0.36%	0.34%
Ratio of Expenses After Expense Limitation	0.30	%(6)	0.30%	0.25%	0.23%	0.29%	0.29%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	N/A	0.29%	0.29%
Ratio of Net Investment Income	5.58	%(6)	4.77%	0.79%	0.16%	1.39%	2.48%
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)	N/A(7)	N/A(7)	N/A(7)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Institutional Class shares.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2024		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2023	2022	2021		2020	2019
Net Asset Value, Beginning of Period	$9.98		$9.97	$9.98	$9.99		$10.02	$10.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27		0.47	0.07	0.01		0.12	0.23
Net Realized and Unrealized Gain (Loss)	(0.00	)(2)	0.01	0.00 (2)	(0.01)		(0.04)	0.01
Total from Investment Operations	0.27		0.48	0.07	(0.00	)(2)	0.08	0.24
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.47)	(0.08)	(0.01)		(0.11)	(0.23)
Net Asset Value, End of Period	$9.98		$9.98	$9.97	$9.98		$9.99	$10.02
Total Return(3)	2.80	%(4)(5)	4.92%	0.67%	(0.03)%		0.80%	2.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,835,866		$4,851,003	$4,451,324	$5,973,299		$9,923,736	$10,784,226
Ratio of Expenses Before Expense Limitation	0.55	%(6)	0.55%	0.54%	0.55%		0.56%	0.55%
Ratio of Expenses After Expense Limitation	0.35	%(6)	0.35%	0.31%	0.32%		0.46%	0.49%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	N/A		0.46%	0.49%
Ratio of Net Investment Income	5.53	%(6)	4.72%	0.70%	0.08%		1.16%	2.29%
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)	N/A(7)		N/A(7)	N/A(7)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of seven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund has issued three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,471,656	$—	$1,471,656
Commercial Paper	—	3,609,186	—	3,609,186
Corporate Bonds	—	1,031,967	—	1,031,967
Floating Rate Notes	—	3,304,746	—	3,304,746
Repurchase Agreements	—	2,110,000	—	2,110,000
Total Assets	$—	$11,527,555	$—	$11,527,555

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.40% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. For the six months ended March 31, 2024, approximately $2,696,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency fees. This was reflected as "Reimbursement of Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2024, this waiver amounted to approximately $3,507,000.

The Distributor, Adviser and Administrator may also waive the shareholder services fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2024. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment Morgan Stanley Institutional Fund Trust options under the Compensation Plan. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From: Ordinary Income (000)	2022 Distributions Paid From: Ordinary Income (000)
$537,318	$90,977

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2023.

At September 30, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,217	$—

At September 30, 2023, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $63,937,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2023, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $46,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 79.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice  February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
1585 Broadway
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
6574292 EXP 05.31.25

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a)  Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon Principal Executive Officer May 21, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon Principal Executive Officer May 21, 2024

/s/ Francis J. Smith
Francis J. Smith Principal Financial Officer May 21, 2024